UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
February 28, 2021
MFS®  Core Equity Fund
RGI-SEM

MFS® Core Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	5.6%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.3%
Alphabet, Inc., “A”	3.4%
Facebook, Inc., “A”	1.9%
Visa, Inc., “A”	1.8%
Johnson & Johnson	1.8%
Bank of America Corp.	1.5%
Eli Lilly & Co.	1.5%
Adobe Systems, Inc.	1.4%
Global equity sectors (k)
Technology	31.4%
Consumer Cyclicals	15.1%
Health Care (s)	13.7%
Financial Services	13.1%
Capital Goods (s)	12.9%
Energy	5.1%
Consumer Staples	4.3%
Telecommunications/Cable Television (s)	2.8%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.94%	$1,000.00	$1,098.44	$4.89
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
B	Actual	1.69%	$1,000.00	$1,094.19	$8.78
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
C	Actual	1.69%	$1,000.00	$1,094.47	$8.78
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
I	Actual	0.69%	$1,000.00	$1,099.90	$3.59
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R1	Actual	1.69%	$1,000.00	$1,094.32	$8.78
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
R2	Actual	1.18%	$1,000.00	$1,097.20	$6.14
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R3	Actual	0.94%	$1,000.00	$1,098.39	$4.89
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R4	Actual	0.69%	$1,000.00	$1,099.67	$3.59
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R6	Actual	0.60%	$1,000.00	$1,100.24	$3.12
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements). Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class R2, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.0%
Curtiss-Wright Corp.	70,195	$ 7,755,846
Honeywell International, Inc.	164,422	33,270,792
L3Harris Technologies, Inc.	65,250	11,869,627
Northrop Grumman Corp.	27,357	7,978,943
Parsons Corp. (a)	99,255	3,547,374
Raytheon Technologies Corp.	394,371	28,390,768
Science Applications International Corp.	54,748	4,715,445
		$97,528,795
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	65,388	$ 14,002,186
Apparel Manufacturers – 0.3%
Skechers USA, Inc., “A” (a)	439,128	$ 16,072,085
Automotive – 1.4%
Aptiv PLC (a)	192,331	$ 28,818,877
LKQ Corp. (a)	794,462	31,293,858
Visteon Corp. (a)	76,360	9,710,701
		$69,823,436
Biotechnology – 0.9%
Illumina, Inc. (a)	29,406	$ 12,921,290
Vertex Pharmaceuticals, Inc. (a)	139,472	29,644,774
		$42,566,064
Broadcasting – 0.4%
Netflix, Inc. (a)	39,902	$ 21,501,193
Brokerage & Asset Managers – 1.6%
Cboe Global Markets, Inc.	171,878	$ 17,009,047
Charles Schwab Corp.	583,729	36,027,754
Invesco Ltd.	1,015,091	22,758,340
		$75,795,141
Business Services – 2.3%
Accenture PLC, “A”	59,908	$ 15,030,917
Amdocs Ltd.	143,258	10,860,389
Clarivate PLC (a)	647,910	14,739,952
Fidelity National Information Services, Inc.	158,951	21,935,238
Fiserv, Inc. (a)	163,969	18,917,104
Global Payments, Inc.	104,437	20,677,482
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Proofpoint, Inc. (a)	83,801	$ 10,133,217
		$112,294,299
Cable TV – 1.1%
Cable One, Inc.	2,834	$ 5,426,685
Liberty Broadband Corp. (a)	320,042	47,849,479
		$53,276,164
Chemicals – 0.4%
Element Solutions, Inc.	768,757	$ 13,876,064
FMC Corp.	70,139	7,132,435
		$21,008,499
Computer Software – 10.5%
Adobe Systems, Inc. (a)	150,892	$ 69,360,526
Atlassian Corp. PLC, “A” (a)	150,541	35,783,596
Bumble, Inc., “A” (a)	37,771	2,542,366
Cadence Design Systems, Inc. (a)	283,036	39,933,549
Dragoneer Growth Opportunities Corp. (a)	1,144,194	12,082,689
Eventbrite, Inc. (a)	785,165	15,601,228
Everbridge, Inc. (a)	126,193	19,336,553
Microsoft Corp.	1,089,993	253,292,573
Ping Identity Holding Corp. (a)	143,753	3,368,133
salesforce.com, inc. (a)	267,844	57,988,226
		$509,289,439
Computer Software - Systems – 7.9%
Apple, Inc. (s)	2,226,272	$ 269,957,743
EPAM Systems, Inc. (a)	38,554	14,404,160
ServiceNow, Inc. (a)	59,682	31,837,960
Square, Inc., “A” (a)	89,111	20,498,203
TransUnion	274,215	23,091,645
Zebra Technologies Corp., “A” (a)	40,843	20,398,219
		$380,187,930
Construction – 1.7%
AvalonBay Communities, Inc., REIT	91,822	$ 16,137,717
AZEK Co. LLC (a)	105,793	4,666,529
D.R. Horton, Inc.	47,897	3,681,842
Masco Corp.	308,864	16,437,742
Otis Worldwide Corp.	151,730	9,666,718
Sherwin-Williams Co.	22,830	15,532,162
Vulcan Materials Co.	90,751	15,154,510
		$81,277,220
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Colgate-Palmolive Co.	276,846	$ 20,818,819
International Flavors & Fragrances, Inc.	56,437	7,647,778
Kimberly-Clark Corp.	130,573	16,756,433
Procter & Gamble Co.	166,669	20,588,622
		$65,811,652
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	69,177	$ 11,044,800
Grand Canyon Education, Inc. (a)	192,297	20,131,573
Uber Technologies, Inc. (a)	358,157	18,534,624
		$49,710,997
Containers – 0.3%
Ball Corp.	145,929	$ 12,460,877
Electrical Equipment – 1.2%
AMETEK, Inc.	108,906	$ 12,847,641
Amphenol Corp., “A”	18,646	2,343,429
Johnson Controls International PLC	206,029	11,494,358
Sensata Technologies Holding PLC (a)	458,980	26,294,964
TE Connectivity Ltd.	53,284	6,928,519
		$59,908,911
Electronics – 4.8%
Advanced Micro Devices (a)	308,009	$ 26,029,841
Applied Materials, Inc.	395,697	46,767,429
Broadcom, Inc.	46,752	21,967,362
Intel Corp.	508,872	30,929,240
Lam Research Corp.	44,263	25,105,531
Monolithic Power Systems, Inc.	30,510	11,426,605
NXP Semiconductors N.V.	138,191	25,226,767
Silicon Laboratories, Inc. (a)	29,483	4,591,682
Texas Instruments, Inc.	244,551	42,128,801
		$234,173,258
Energy - Independent – 1.0%
ConocoPhillips	300,566	$ 15,632,438
Diamondback Energy, Inc.	141,553	9,806,792
Pioneer Natural Resources Co.	64,518	9,585,439
Valero Energy Corp.	141,185	10,868,421
		$45,893,090
Energy - Integrated – 0.9%
Chevron Corp.	412,776	$ 41,277,600
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.2%
APi Group, Inc. (a)	529,608	$ 9,797,748
Food & Beverages – 2.2%
Archer Daniels Midland Co.	240,706	$ 13,619,146
Coca-Cola Co.	146,165	7,160,623
Coca-Cola European Partners PLC	138,952	7,079,604
Hostess Brands, Inc. (a)	469,740	6,759,559
J.M. Smucker Co.	60,085	6,729,520
Mondelez International, Inc.	515,684	27,413,761
PepsiCo, Inc.	272,352	35,185,155
		$103,947,368
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	385,274	$ 50,054,798
Gaming & Lodging – 0.7%
Marriott International, Inc., “A” (a)	118,074	$ 17,483,217
Penn National Gaming, Inc. (a)	40,963	4,742,696
Wyndham Hotels & Resorts, Inc.	187,385	12,232,493
		$34,458,406
General Merchandise – 0.7%
Dollar General Corp.	172,636	$ 32,626,478
Health Maintenance Organizations – 1.5%
Cigna Corp.	208,986	$ 43,866,161
Humana, Inc.	72,643	27,578,915
		$71,445,076
Insurance – 3.4%
Aon PLC	227,153	$ 51,725,010
Arthur J. Gallagher & Co.	193,312	23,158,778
Assurant, Inc.	100,973	12,441,893
Chubb Ltd.	167,247	27,191,017
Everest Re Group Ltd.	32,078	7,756,781
Hartford Financial Services Group, Inc.	270,715	13,722,543
MetLife, Inc.	222,716	12,828,442
Reinsurance Group of America, Inc.	67,140	8,206,522
Third Point Reinsurance Ltd. (a)	579,229	5,913,928
		$162,944,914
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.3%
Airbnb, Inc., “A” (a)	8,220	$ 1,696,197
Alphabet, Inc., “A” (a)(s)	81,246	164,272,100
Facebook, Inc., “A” (a)	354,615	91,355,916
		$257,324,213
Leisure & Toys – 0.7%
Electronic Arts, Inc.	256,975	$ 34,426,941
Machinery & Tools – 2.1%
Caterpillar, Inc.	91,233	$ 19,695,380
Cummins, Inc.	45,400	11,495,280
Eaton Corp. PLC	136,276	17,741,772
IDEX Corp.	38,646	7,542,540
Ingersoll Rand, Inc. (a)	249,787	11,575,130
Roper Technologies, Inc.	57,861	21,849,471
Trane Technologies PLC	80,419	12,323,407
		$102,222,980
Major Banks – 3.7%
Bank of America Corp.	2,073,752	$ 71,979,932
Goldman Sachs Group, Inc.	194,362	62,094,772
PNC Financial Services Group, Inc.	268,634	45,227,220
		$179,301,924
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	231,038	$ 41,743,946
IDEXX Laboratories, Inc. (a)	6,624	3,445,606
McKesson Corp.	165,640	28,079,293
Quest Diagnostics, Inc.	151,270	17,485,299
Signify Health, Inc., “A” (a)	86,301	2,849,659
Teladoc Health, Inc. (a)	44,956	9,939,322
		$103,543,125
Medical Equipment – 4.2%
Align Technology, Inc. (a)	19,842	$ 11,252,597
Becton, Dickinson and Co.	101,825	24,555,099
Boston Scientific Corp. (a)	820,201	31,807,395
Danaher Corp.	55,133	12,111,066
Maravai Lifesciences Holdings, Inc., “A” (a)	700,013	22,764,423
Medtronic PLC	436,423	51,048,398
PerkinElmer, Inc.	113,860	14,356,607
STERIS PLC	193,893	33,892,496
		$201,788,081
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	77,211	$ 5,203,249
Enterprise Products Partners LP	401,464	8,559,213
		$13,762,462
Network & Telecom – 0.5%
Equinix, Inc., REIT	36,624	$ 23,744,804
Oil Services – 0.4%
Cactus, Inc., “A”	149,601	$ 4,767,784
ChampionX Corp. (a)	727,449	15,472,840
		$20,240,624
Other Banks & Diversified Financials – 4.5%
Bank OZK	365,322	$ 15,058,573
Moody's Corp.	59,230	16,281,735
Northern Trust Corp.	127,599	12,138,493
SVB Financial Group (a)	14,427	7,290,829
Truist Financial Corp.	676,569	38,537,370
U.S. Bancorp	510,033	25,501,650
United Community Bank, Inc.	137,216	4,536,361
Visa, Inc., “A”	402,334	85,451,718
Zions Bancorp NA	191,900	10,203,323
		$215,000,052
Pharmaceuticals – 5.4%
Eli Lilly & Co.	343,131	$ 70,304,111
Johnson & Johnson	535,328	84,828,075
Merck & Co., Inc.	866,082	62,894,875
Zoetis, Inc.	267,356	41,504,345
		$259,531,406
Pollution Control – 0.3%
GFL Environmental, Inc.	321,848	$ 9,983,725
U.S. Ecology, Inc. (a)	100,234	3,829,941
		$13,813,666
Printing & Publishing – 0.1%
Warner Music Group Corp.	136,533	$ 4,842,825
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	86,454	$ 30,782,811
Kansas City Southern Co.	136,284	28,938,545
		$59,721,356
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.0%
Broadstone Net Lease, Inc.	506,665	$ 9,165,570
Empire State Realty Trust, REIT, “A”	943,849	10,391,778
EPR Properties, REIT	854,107	38,588,554
Extra Space Storage, Inc., REIT	100,272	12,604,190
Lexington Realty Trust, REIT	564,068	6,046,809
STORE Capital Corp., REIT	450,712	15,071,809
Sun Communities, Inc., REIT	37,450	5,690,528
		$97,559,238
Restaurants – 1.5%
Performance Food Group Co. (a)	145,449	$ 7,889,154
Starbucks Corp.	388,316	41,949,778
Texas Roadhouse, Inc.	111,071	10,094,132
Wendy's Co.	684,570	13,985,765
		$73,918,829
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	67,316	$ 17,207,316
Ashland Global Holdings, Inc.	112,694	9,479,819
Atotech, Ltd. (a)	571,688	11,599,550
Avient Corp.	276,119	11,933,863
Axalta Coating Systems Ltd. (a)	349,271	9,549,069
DuPont de Nemours, Inc.	218,875	15,391,290
Univar Solutions, Inc. (a)	292,703	5,827,717
		$80,988,624
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	67,522	$ 208,840,819
AutoZone, Inc. (a)	12,953	15,024,444
Burlington Stores, Inc. (a)	42,896	11,102,343
Home Depot, Inc.	160,228	41,393,301
Petco Health & Wellness Co., Inc. (a)	507,054	10,105,586
Ross Stores, Inc.	119,206	13,904,188
Urban Outfitters, Inc. (a)	495,073	16,782,975
		$317,153,656
Telecommunications - Wireless – 1.5%
SBA Communications Corp., REIT	107,750	$ 27,490,258
T-Mobile USA, Inc. (a)	384,622	46,143,101
		$73,633,359
Telephone Services – 0.3%
Verizon Communications, Inc.	255,662	$ 14,138,109
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.4%
Philip Morris International, Inc.	250,468	$ 21,044,321
Trucking – 0.4%
Forward Air Corp.	123,479	$ 10,590,794
J.B. Hunt Transport Services, Inc.	49,260	7,234,816
		$17,825,610
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	151,498	$ 11,339,625
CenterPoint Energy, Inc.	402,236	7,819,468
CenterPoint Energy, Inc. (PIPE) (a)(z)	208,699	4,057,108
DTE Energy Co.	55,154	6,492,729
Duke Energy Corp.	91,122	7,799,132
Evergy, Inc.	153,435	8,228,719
Exelon Corp.	320,834	12,384,192
NextEra Energy, Inc.	434,370	31,917,508
PG&E Corp. (a)	1,012,564	10,642,048
Pinnacle West Capital Corp.	76,962	5,381,953
Southern Co.	166,081	9,420,114
Xcel Energy, Inc.	170,554	9,992,759
		$125,475,355
Total Common Stocks (Identified Cost, $3,305,617,437)		$4,780,135,184
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $68,274,683)	68,275,130	$ 68,275,130
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(585,375)	$ (16,653,919)
Telecommunications - Wireless – (0.1)%
Crown Castle International Corp., REIT	(44,300)	$ (6,899,725)
Trucking – (0.1)%
XPO Logistics, Inc.	(25,219)	$ (2,940,535)
Total Securities Sold Short (Proceeds Received, $22,235,703)		$ (26,494,179)
Other Assets, Less Liabilities – 0.2%		10,313,582
Net Assets – 100.0%		$4,832,229,717

(a)	Non-income producing security.
12

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $68,275,130 and $4,780,135,184, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	5/07/20	$3,355,880	$4,057,108
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
At February 28, 2021, the fund had cash collateral of $716,765 and other liquid securities with an aggregate value of $61,827,113 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,305,617,437)	$4,780,135,184
Investments in affiliated issuers, at value (identified cost, $68,274,683)	68,275,130
Cash	2,200,135
Deposits with brokers for
Securities sold short	716,765
Receivables for
Investments sold	660,051
Fund shares sold	12,802,343
Interest and dividends	5,353,761
Other assets	76,702
Total assets	$4,870,220,071
Liabilities
Payables for
Dividends on securities sold short	$120,734
Securities sold short, at value (proceeds received, $22,235,703)	26,494,179
Investments purchased	6,086,130
Fund shares reacquired	3,666,599
Payable to affiliates
Investment adviser	280,501
Administrative services fee	5,871
Shareholder servicing costs	1,049,635
Distribution and service fees	74,132
Payable for independent Trustees' compensation	8,562
Accrued expenses and other liabilities	204,011
Total liabilities	$37,990,354
Net assets	$4,832,229,717
Net assets consist of
Paid-in capital	$3,183,282,002
Total distributable earnings (loss)	1,648,947,715
Net assets	$4,832,229,717
Shares of beneficial interest outstanding	113,156,764
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,984,507,089	47,778,292	$41.54
Class B	23,717,354	661,001	35.88
Class C	124,883,604	3,535,933	35.32
Class I	1,016,681,384	22,998,919	44.21
Class R1	3,455,096	97,683	35.37
Class R2	18,817,391	465,082	40.46
Class R3	71,047,682	1,715,949	41.40
Class R4	39,352,544	938,196	41.94
Class R6	1,549,767,573	34,965,709	44.32

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $44.07 [100 / 94.25 x $41.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$27,150,589
Other	129,634
Dividends from affiliated issuers	19,348
Income on securities loaned	18
Foreign taxes withheld	(54,975)
Total investment income	$27,244,614
Expenses
Management fee	$12,109,683
Distribution and service fees	3,277,141
Shareholder servicing costs	1,872,724
Administrative services fee	267,428
Independent Trustees' compensation	23,734
Custodian fee	66,247
Shareholder communications	102,316
Audit and tax fees	29,970
Legal fees	14,978
Dividend and interest expense on securities sold short	518,157
Interest expense and fees	9,377
Miscellaneous	172,400
Total expenses	$18,464,155
Reduction of expenses by investment adviser and distributor	(253,051)
Net expenses	$18,211,104
Net investment income (loss)	$9,033,510
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$183,541,124
Affiliated issuers	1,159
Foreign currency	352
Net realized gain (loss)	$183,542,635
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$244,825,479
Affiliated issuers	(1,160)
Securities sold short	(4,845,505)
Net unrealized gain (loss)	$239,978,814
Net realized and unrealized gain (loss)	$423,521,449
Change in net assets from operations	$432,554,959
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$9,033,510	$23,072,077
Net realized gain (loss)	183,542,635	55,195,544
Net unrealized gain (loss)	239,978,814	632,077,913
Change in net assets from operations	$432,554,959	$710,345,534
Total distributions to shareholders	$(74,503,092)	$(63,849,497)
Change in net assets from fund share transactions	$94,431,439	$925,656,630
Total change in net assets	$452,483,306	$1,572,152,667
Net assets
At beginning of period	4,379,746,411	2,807,593,744
At end of period	$4,832,229,717	$4,379,746,411
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$38.41	$32.45	$34.18	$30.46	$26.72	$27.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.19	$0.20	$0.20	$0.18(c)	$0.18
Net realized and unrealized gain (loss)	3.70	6.41	1.05	5.63	4.53	2.08
Total from investment operations	$3.75	$6.60	$1.25	$5.83	$4.71	$2.26
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.16)	$(0.17)	$(0.16)	$(0.14)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.62)	$(0.64)	$(2.98)	$(2.11)	$(0.97)	$(2.73)
Net asset value, end of period (x)	$41.54	$38.41	$32.45	$34.18	$30.46	$26.72
Total return (%) (r)(s)(t)(x)	9.84(n)	20.59	4.94	19.89	18.11(c)	9.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	1.00	1.00	1.03(c)	1.07
Expenses after expense reductions (f)	0.94(a)	0.96	0.98	0.99	1.01(c)	1.05
Net investment income (loss)	0.27(a)	0.56	0.65	0.62	0.63(c)	0.70
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$1,984,507	$1,960,597	$1,373,524	$1,184,976	$992,736	$959,812
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.92(a)	0.93	0.96	0.97	1.00(c)	1.04
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$33.24	$28.23	$30.19	$27.17	$23.96	$24.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.05)	$(0.03)	$(0.04)	$(0.03)(c)	$(0.02)
Net realized and unrealized gain (loss)	3.19	5.55	0.89	5.00	4.05	1.87
Total from investment operations	$3.11	$5.50	$0.86	$4.96	$4.02	$1.85
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.47)	$(0.49)	$(2.82)	$(1.94)	$(0.81)	$(2.59)
Net asset value, end of period (x)	$35.88	$33.24	$28.23	$30.19	$27.17	$23.96
Total return (%) (r)(s)(t)(x)	9.42(n)	19.69	4.16	19.01	17.21(c)	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.72	1.75	1.75	1.78(c)	1.82
Expenses after expense reductions (f)	1.69(a)	1.71	1.73	1.74	1.77(c)	1.81
Net investment income (loss)	(0.48)(a)	(0.18)	(0.11)	(0.14)	(0.12)(c)	(0.07)
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$23,717	$25,018	$22,759	$26,993	$27,139	$30,324
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.67(a)	1.68	1.71	1.72	1.75(c)	1.79
See Notes to Financial Statements
19

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$32.72	$27.86	$29.84	$26.88	$23.71	$24.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.05)	$(0.03)	$(0.05)	$(0.03)(c)	$(0.01)
Net realized and unrealized gain (loss)	3.15	5.46	0.87	4.95	4.01	1.84
Total from investment operations	$3.07	$5.41	$0.84	$4.90	$3.98	$1.83
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$—	$—	$—
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.47)	$(0.55)	$(2.82)	$(1.94)	$(0.81)	$(2.59)
Net asset value, end of period (x)	$35.32	$32.72	$27.86	$29.84	$26.88	$23.71
Total return (%) (r)(s)(t)(x)	9.45(n)	19.66	4.14	18.98	17.22(c)	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.72	1.75	1.75	1.78(c)	1.82
Expenses after expense reductions (f)	1.69(a)	1.71	1.74	1.74	1.77(c)	1.81
Net investment income (loss)	(0.48)(a)	(0.18)	(0.10)	(0.17)	(0.12)(c)	(0.05)
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$124,884	$128,709	$72,093	$56,413	$89,946	$89,160
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.67(a)	1.69	1.71	1.72	1.75(c)	1.79
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.87	$34.47	$36.12	$32.07	$28.10	$28.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.30	$0.30	$0.26(c)	$0.29
Net realized and unrealized gain (loss)	3.94	6.82	1.11	5.93	4.76	2.15
Total from investment operations	$4.05	$7.11	$1.41	$6.23	$5.02	$2.44
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.22)	$(0.24)	$(0.24)	$(0.24)	$(0.19)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.71)	$(0.71)	$(3.06)	$(2.18)	$(1.05)	$(2.78)
Net asset value, end of period (x)	$44.21	$40.87	$34.47	$36.12	$32.07	$28.10
Total return (%) (r)(s)(t)(x)	9.99(n)	20.89	5.17	20.21	18.38(c)	9.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.72	0.75	0.75	0.78(c)	0.81
Expenses after expense reductions (f)	0.69(a)	0.71	0.74	0.74	0.77(c)	0.80
Net investment income (loss)	0.51(a)	0.81	0.90	0.88	0.88(c)	1.07
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$1,016,681	$841,296	$467,860	$246,779	$122,055	$61,739
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.67(a)	0.69	0.72	0.73	0.75(c)	0.79
See Notes to Financial Statements
21

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$32.77	$27.84	$29.82	$26.86	$23.70	$24.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$(0.03)	$(0.04)	$(0.03)(c)	$(0.02)
Net realized and unrealized gain (loss)	3.15	5.48	0.87	4.94	4.00	1.86
Total from investment operations	$3.07	$5.42	$0.84	$4.90	$3.97	$1.84
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.47)	$(0.49)	$(2.82)	$(1.94)	$(0.81)	$(2.59)
Net asset value, end of period (x)	$35.37	$32.77	$27.84	$29.82	$26.86	$23.70
Total return (%) (r)(s)(t)(x)	9.43(n)	19.68	4.14	19.00	17.19(c)	8.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.72	1.75	1.75	1.78(c)	1.82
Expenses after expense reductions (f)	1.69(a)	1.71	1.74	1.74	1.77(c)	1.81
Net investment income (loss)	(0.49)(a)	(0.20)	(0.11)	(0.14)	(0.13)(c)	(0.09)
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$3,455	$3,816	$3,186	$3,448	$3,103	$2,935
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.67(a)	1.69	1.71	1.73	1.75(c)	1.80
See Notes to Financial Statements
22

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$37.40	$31.61	$33.33	$29.75	$26.12	$26.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.10	$0.12	$0.11	$0.10(c)	$0.11
Net realized and unrealized gain (loss)	3.60	6.24	1.02	5.50	4.43	2.04
Total from investment operations	$3.61	$6.34	$1.14	$5.61	$4.53	$2.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$(0.09)	$(0.09)	$(0.06)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.55)	$(0.55)	$(2.86)	$(2.03)	$(0.90)	$(2.65)
Net asset value, end of period (x)	$40.46	$37.40	$31.61	$33.33	$29.75	$26.12
Total return (%) (r)(s)(t)(x)	9.72(n)	20.28	4.66	19.61	17.80(c)	8.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.22	1.25	1.25	1.28(c)	1.32
Expenses after expense reductions (f)	1.18(a)	1.20	1.23	1.24	1.27(c)	1.31
Net investment income (loss)	0.03(a)	0.31	0.39	0.35	0.38(c)	0.46
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$18,817	$17,335	$13,416	$15,202	$16,508	$15,932
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.16(a)	1.17	1.20	1.22	1.25(c)	1.29
See Notes to Financial Statements
23

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$38.29	$32.36	$34.11	$30.33	$26.61	$27.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.19	$0.20	$0.20	$0.17(c)	$0.18
Net realized and unrealized gain (loss)	3.69	6.38	1.04	5.61	4.52	2.06
Total from investment operations	$3.74	$6.57	$1.24	$5.81	$4.69	$2.24
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.15)	$(0.17)	$(0.09)	$(0.16)	$(0.14)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.63)	$(0.64)	$(2.99)	$(2.03)	$(0.97)	$(2.73)
Net asset value, end of period (x)	$41.40	$38.29	$32.36	$34.11	$30.33	$26.61
Total return (%) (r)(s)(t)(x)	9.84(n)	20.56	4.91	19.91	18.10(c)	9.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	1.00	1.00	1.02(c)	1.07
Expenses after expense reductions (f)	0.94(a)	0.96	0.99	0.99	1.02(c)	1.06
Net investment income (loss)	0.26(a)	0.56	0.64	0.61	0.62(c)	0.71
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$71,048	$63,347	$42,199	$34,916	$28,075	$77,217
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.92(a)	0.94	0.96	0.98	1.00(c)	1.04
See Notes to Financial Statements
24

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$38.81	$32.76	$34.48	$30.71	$26.93	$27.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.27	$0.28	$0.28	$0.25(c)	$0.23
Net realized and unrealized gain (loss)	3.74	6.48	1.05	5.67	4.57	2.11
Total from investment operations	$3.84	$6.75	$1.33	$5.95	$4.82	$2.34
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.23)	$(0.24)	$(0.23)	$(0.21)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.71)	$(0.70)	$(3.05)	$(2.18)	$(1.04)	$(2.80)
Net asset value, end of period (x)	$41.94	$38.81	$32.76	$34.48	$30.71	$26.93
Total return (%) (r)(s)(t)(x)	9.97(n)	20.88	5.18	20.18	18.40(c)	9.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.72	0.75	0.75	0.78(c)	0.82
Expenses after expense reductions (f)	0.69(a)	0.71	0.74	0.74	0.77(c)	0.81
Net investment income (loss)	0.52(a)	0.80	0.89	0.86	0.87(c)	0.90
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$39,353	$35,770	$29,218	$27,707	$22,494	$15,799
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.67(a)	0.69	0.71	0.73	0.76(c)	0.79
See Notes to Financial Statements
25

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.98	$34.55	$36.18	$32.12	$28.13	$28.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.32	$0.32	$0.32	$0.29(c)	$0.58
Net realized and unrealized gain (loss)	3.95	6.83	1.13	5.95	4.77	1.89
Total from investment operations	$4.08	$7.15	$1.45	$6.27	$5.06	$2.47
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.23)	$(0.26)	$(0.27)	$(0.26)	$(0.24)
From net realized gain	(0.47)	(0.49)	(2.82)	(1.94)	(0.81)	(2.59)
Total distributions declared to shareholders	$(0.74)	$(0.72)	$(3.08)	$(2.21)	$(1.07)	$(2.83)
Net asset value, end of period (x)	$44.32	$40.98	$34.55	$36.18	$32.12	$28.13
Total return (%) (r)(s)(t)(x)	10.02(n)	20.98	5.28	20.29	18.49(c)	9.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.64	0.67	0.67	0.69(c)	0.70
Expenses after expense reductions (f)	0.60(a)	0.63	0.66	0.66	0.68(c)	0.69
Net investment income (loss)	0.62(a)	0.89	0.98	0.95	0.97(c)	2.10
Portfolio turnover	21(n)	46	39	42	46	68
Net assets at end of period (000 omitted)	$1,549,768	$1,303,858	$783,340	$577,588	$393,153	$300,078
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.57(a)	0.60	0.63	0.65	0.66(c)	0.68

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended August 31, 2017 would have been lower by approximately 0.85%.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
26

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the
27

Notes to Financial Statements (unaudited) - continued
last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of
28

Notes to Financial Statements (unaudited) - continued
input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,634,921,721	$4,057,108	$—	$4,638,978,829
Ireland	41,743,946	—	—	41,743,946
Canada	40,766,536	—	—	40,766,536
Netherlands	25,226,767	—	—	25,226,767
United Kingdom	21,819,556	—	—	21,819,556
China	11,599,550	—	—	11,599,550
Mutual Funds	68,275,130	—	—	68,275,130
Total	$4,844,353,206	$4,057,108	$—	$4,848,410,314
Securities Sold Short	$(26,494,179)	$—	$—	$(26,494,179)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2021, this expense amounted to $518,157. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
29

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$21,649,474
Long-term capital gains	42,200,023
Total distributions	$63,849,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$3,390,646,991
Gross appreciation	1,502,260,750
Gross depreciation	(44,497,427)
Net unrealized appreciation (depreciation)	$1,457,763,323
As of 8/31/20
Undistributed ordinary income	21,993,163
Undistributed long-term capital gain	52,103,555
Other temporary differences	2,772,439
Net unrealized appreciation (depreciation)	1,214,026,691
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
31

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$30,040,189	$29,982,091
Class B	331,454	475,008
Class C	1,808,146	2,151,200
Class I	15,698,076	11,488,721
Class R1	46,383	53,754
Class R2	249,807	241,357
Class R3	1,071,678	966,738
Class R4	669,489	613,572
Class R6	24,587,870	17,877,056
Total	$74,503,092	$63,849,497
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $249,480, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.53% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $215,993 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
32

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,392,959
Class B	0.75%	0.25%	1.00%	1.00%	119,518
Class C	0.75%	0.25%	1.00%	1.00%	619,703
Class R1	0.75%	0.25%	1.00%	1.00%	17,113
Class R2	0.25%	0.25%	0.50%	0.49%	44,312
Class R3	—	0.25%	0.25%	0.25%	83,536
Total Distribution and Service Fees					$3,277,141
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $2,312, $117, $35, and $1,107 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$5,430
Class B	7,452
Class C	9,425
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $233,858, which equated to 0.0104% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
33

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,638,866.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0119% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $909 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,046 at February 28, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,635,631.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $126,678, which is included in “Other” income in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $957,376,209 and $961,700,240, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,323,121	$170,302,226	13,359,125	$444,546,994
Class B	5,944	201,728	16,015	461,171
Class C	456,875	15,244,957	1,193,239	33,789,506
Class I	5,145,527	216,963,373	13,643,490	483,212,574
Class R1	9,993	346,112	30,228	886,683
Class R2	73,826	2,856,635	168,747	5,517,683
Class R3	248,544	9,680,766	676,288	22,617,465
Class R4	90,179	3,534,738	235,013	7,871,251
Class R6	6,445,856	272,667,250	13,853,751	492,297,297
	16,799,865	$691,797,785	43,175,896	$1,491,200,624
Shares issued in connection with acquisition of MFS Equity Opportunities Fund
Class A			3,575,449	$118,383,117
Class B			246,884	7,102,850
Class C			1,200,588	34,084,698
Class I			1,634,666	57,523,902
Class R1			3,682	104,467
Class R2			15,173	489,189
Class R3			23,823	786,385
Class R4			22,752	760,839
Class R6			229,660	8,100,125
			6,952,677	$227,335,572
35

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	724,147	$28,994,863	856,833	$28,952,375
Class B	9,268	321,121	15,738	462,711
Class C	49,935	1,703,281	69,056	1,999,170
Class I	348,791	14,855,003	301,669	10,829,902
Class R1	1,358	46,383	1,854	53,754
Class R2	6,393	249,513	7,179	236,698
Class R3	26,846	1,071,678	28,695	966,738
Class R4	16,273	657,586	17,867	609,088
Class R6	556,640	23,768,523	467,693	16,822,916
	1,739,651	$71,667,951	1,766,584	$60,933,352
Shares reacquired
Class A	(8,317,017)	$(325,225,643)	(9,074,188)	$(303,186,936)
Class B	(106,944)	(3,642,433)	(332,169)	(9,544,617)
Class C	(904,279)	(30,301,347)	(1,117,261)	(31,515,132)
Class I	(3,079,657)	(130,191,643)	(8,568,077)	(289,832,177)
Class R1	(30,120)	(1,010,275)	(33,748)	(977,923)
Class R2	(78,597)	(3,061,959)	(152,091)	(4,969,187)
Class R3	(213,722)	(8,442,122)	(378,685)	(12,555,878)
Class R4	(89,903)	(3,573,397)	(245,862)	(8,245,405)
Class R6	(3,853,698)	(163,585,478)	(5,407,667)	(192,985,663)
	(16,673,937)	$(669,034,297)	(25,309,748)	$(853,812,918)
Net change
Class A	(3,269,749)	$(125,928,554)	8,717,219	$288,695,550
Class B	(91,732)	(3,119,584)	(53,532)	(1,517,885)
Class C	(397,469)	(13,353,109)	1,345,622	38,358,242
Class I	2,414,661	101,626,733	7,011,748	261,734,201
Class R1	(18,769)	(617,780)	2,016	66,981
Class R2	1,622	44,189	39,008	1,274,383
Class R3	61,668	2,310,322	350,121	11,814,710
Class R4	16,549	618,927	29,770	995,773
Class R6	3,148,798	132,850,295	9,143,437	324,234,675
	1,865,579	$94,431,439	26,585,409	$925,656,630
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
36

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $9,377 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,904,141	$382,304,681	$358,933,691	$1,159	$(1,160)	$68,275,130

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,348	$—
(8) Acquisitions
At close of business on October 25, 2019, the MFS Core Equity Fund with net assets of approximately $2,981,074,655, acquired all of the assets and liabilities of MFS Equity Opportunities Fund. The purpose of the transaction was to provide shareholders of MFS Equity Opportunities Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 6,952,677 shares of the fund (valued at approximately $227,335,572) for all of the assets and liabilities of MFS Equity Opportunities Fund. MFS Equity Opportunities Fund then distributed the shares of the fund that MFS Equity Opportunities Fund received from the fund to its shareholders. MFS Equity Opportunities Fund’s investments on that date were valued at approximately $227,592,285 with a cost basis of approximately $222,463,162. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments
37

Notes to Financial Statements (unaudited) - continued
received from MFS Equity Opportunities Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
(9) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Low Volatility Global
Equity Fund
LVO-SEM

MFS® Low Volatility Global
Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Adobe Systems, Inc.	3.2%
Roche Holding AG	2.9%
Johnson & Johnson	2.9%
KDDI Corp.	2.2%
Starbucks Corp.	2.0%
Electronic Arts, Inc.	1.9%
PepsiCo, Inc.	1.9%
Terumo Corp.	1.9%
Wesfarmers Ltd.	1.8%
GICS equity sectors (g)
Information Technology	17.7%
Health Care	16.8%
Communication Services	13.1%
Consumer Staples	12.1%
Financials	10.9%
Consumer Discretionary	8.9%
Utilities	7.0%
Real Estate	5.0%
Industrials	4.9%
Materials	3.1%
Issuer country weightings (x)
United States	49.6%
Japan	11.9%
Canada	8.9%
Switzerland	6.4%
Hong Kong	4.5%
Taiwan	3.7%
Germany	2.9%
Australia	2.3%
Denmark	1.7%
Other Countries	8.1%
Currency exposure weightings (y)
United States Dollar	55.5%
Japanese Yen	11.9%
Swiss Franc	6.4%
Euro	4.9%
Hong Kong Dollar	4.5%
Taiwan Dollar	3.7%
Canadian Dollar	3.0%
Australian Dollar	2.3%
Danish Krone	1.7%
Other Currencies	6.1%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.99%	$1,000.00	$1,050.06	$5.03
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
B	Actual	1.74%	$1,000.00	$1,046.56	$8.83
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
C	Actual	1.74%	$1,000.00	$1,046.79	$8.83
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
I	Actual	0.74%	$1,000.00	$1,052.04	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R1	Actual	1.74%	$1,000.00	$1,047.24	$8.83
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70
R2	Actual	1.24%	$1,000.00	$1,048.81	$6.30
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R3	Actual	0.99%	$1,000.00	$1,050.01	$5.03
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R4	Actual	0.74%	$1,000.00	$1,052.05	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
R6	Actual	0.66%	$1,000.00	$1,052.48	$3.36
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 1.7%
Lockheed Martin Corp.	9,956	$ 3,287,969
Automotive – 0.9%
USS Co. Ltd.	85,600	$ 1,668,871
Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc. (a)	6,806	$ 1,446,615
Brokerage & Asset Managers – 1.5%
ASX Ltd.	17,408	$ 905,474
IG Group Holdings PLC	73,992	803,037
Partners Group Holdings AG	950	1,138,872
		$2,847,383
Business Services – 3.8%
CGI, Inc. (a)	16,985	$ 1,267,591
Eurofins Scientific SE (a)	13,027	1,157,454
Fiserv, Inc. (a)	19,266	2,222,718
Infosys Technologies Ltd., ADR	163,810	2,804,427
		$7,452,190
Cable TV – 0.5%
Comcast Corp., “A”	16,904	$ 891,179
Computer Software – 5.0%
Adobe Systems, Inc. (a)	13,432	$ 6,174,287
Black Knight, Inc. (a)	11,105	851,643
Microsoft Corp.	7,643	1,776,080
Oracle Corp.	14,339	925,009
		$9,727,019
Computer Software - Systems – 4.0%
Constellation Software, Inc.	1,792	$ 2,320,222
Fujitsu Ltd.	9,700	1,397,739
Hitachi Ltd.	25,800	1,190,931
NICE Systems Ltd., ADR (a)	8,400	1,928,136
Venture Corp. Ltd.	63,600	910,948
		$7,747,976
Construction – 0.8%
AvalonBay Communities, Inc., REIT	9,423	$ 1,656,092
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Kimberly-Clark Corp.	13,501	$ 1,732,583
Procter & Gamble Co.	20,134	2,487,153
		$4,219,736
Electronics – 5.6%
Intel Corp.	13,710	$ 833,294
Kyocera Corp.	42,500	2,753,585
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,964	7,299,986
		$10,886,865
Food & Beverages – 6.4%
General Mills, Inc.	58,139	$ 3,198,226
Mondelez International, Inc.	30,591	1,626,218
Nestle S.A.	31,992	3,341,109
PepsiCo, Inc.	28,447	3,675,068
Toyo Suisan Kaisha Ltd.	13,800	587,758
		$12,428,379
Food & Drug Stores – 4.6%
Seven & I Holdings Co. Ltd.	68,300	$ 2,608,483
Sundrug Co. Ltd.	19,000	716,107
Tesco PLC	186,637	584,531
Wal-Mart Stores, Inc.	12,296	1,597,496
Wesfarmers Ltd.	91,573	3,474,005
		$8,980,622
General Merchandise – 1.7%
B&M European Value Retail S.A.	99,267	$ 755,664
Dollar General Corp.	13,534	2,557,791
		$3,313,455
Insurance – 2.3%
Everest Re Group Ltd.	13,702	$ 3,313,280
Zurich Insurance Group AG	3,068	1,252,968
		$4,566,248
Internet – 1.8%
Alphabet, Inc., “A” (a)	1,228	$ 2,482,905
Alphabet, Inc., “C” (a)	465	947,140
		$3,430,045
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 4.6%
Activision Blizzard, Inc.	26,076	$ 2,493,126
Electronic Arts, Inc.	28,377	3,801,667
SEGA SAMMY Holdings, Inc.	48,500	813,983
Take-Two Interactive Software, Inc. (a)	10,190	1,879,647
		$8,988,423
Major Banks – 6.0%
Bank of Nova Scotia	15,504	$ 903,728
BOC Hong Kong Holdings Ltd.	974,000	3,239,781
DBS Group Holdings Ltd.	78,200	1,549,969
JPMorgan Chase & Co.	17,989	2,647,441
PNC Financial Services Group, Inc.	9,837	1,656,157
Royal Bank of Canada	21,217	1,805,355
		$11,802,431
Medical & Health Technology & Services – 1.2%
McKesson Corp.	9,452	$ 1,602,303
Quest Diagnostics, Inc.	6,652	768,905
		$2,371,208
Medical Equipment – 3.0%
DiaSorin SpA	3,833	$ 751,053
Medtronic PLC	12,873	1,505,755
Terumo Corp.	98,100	3,659,988
		$5,916,796
Natural Gas - Distribution – 1.5%
Italgas S.p.A.	332,049	$ 1,955,895
Tokyo Gas Co. Ltd.	45,700	944,053
		$2,899,948
Other Banks & Diversified Financials – 1.1%
U.S. Bancorp	43,493	$ 2,174,650
Pharmaceuticals – 11.2%
Eli Lilly & Co.	13,162	$ 2,696,762
Johnson & Johnson	35,667	5,651,793
Merck & Co., Inc.	33,662	2,444,535
Novartis AG	11,245	966,577
Novo Nordisk A.S., “B”	47,708	3,390,076
Pfizer, Inc.	29,115	975,061
Roche Holding AG	17,595	5,763,129
		$21,887,933
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 1.2%
Waste Connections, Inc.	25,013	$ 2,443,520
Precious Metals & Minerals – 1.8%
Barrick Gold Corp.	39,865	$ 743,984
Franco-Nevada Corp.	26,572	2,845,121
		$3,589,105
Railroad & Shipping – 1.5%
Canadian National Railway Co.	16,701	$ 1,825,753
Kansas City Southern Co.	5,707	1,211,825
		$3,037,578
Real Estate – 4.1%
Grand City Properties S.A.	130,516	$ 3,203,024
Life Storage, Inc., REIT	17,523	1,470,180
Public Storage, Inc., REIT	5,522	1,291,817
Sun Communities, Inc., REIT	13,904	2,112,713
		$8,077,734
Restaurants – 3.1%
McDonald's Corp.	10,104	$ 2,082,839
Starbucks Corp.	36,913	3,987,711
		$6,070,550
Specialty Chemicals – 1.3%
Symrise AG	21,716	$ 2,534,205
Specialty Stores – 1.1%
ABC-MART, Inc.	20,700	$ 1,187,203
Target Corp.	4,814	883,080
		$2,070,283
Telecommunications - Wireless – 3.0%
KDDI Corp.	137,000	$ 4,228,435
PLDT, Inc.	64,665	1,716,581
		$5,945,016
Telephone Services – 3.6%
HKT Trust and HKT Ltd.	1,639,000	$ 2,227,186
TELUS Corp.	163,624	3,279,025
Verizon Communications, Inc.	29,506	1,631,682
		$7,137,893
Tobacco – 0.7%
Japan Tobacco, Inc.	80,700	$ 1,462,957
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	17,164	$ 741,485
Utilities - Electric Power – 5.6%
American Electric Power Co., Inc.	22,433	$ 1,679,110
Avangrid, Inc.	25,292	1,157,362
CEZ A.S. (Czech Republic)	38,210	931,876
CLP Holdings Ltd.	342,000	3,335,585
Duke Energy Corp.	8,519	729,141
Evergy, Inc.	15,918	853,682
Xcel Energy, Inc.	37,669	2,207,027
		$10,893,783
Total Common Stocks (Identified Cost, $147,703,883)		$ 194,596,142
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $17)	17	$ 17
Other Assets, Less Liabilities – 0.5%		983,400
Net Assets – 100.0%		$ 195,579,559

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17 and $194,596,142, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $147,703,883)	$194,596,142
Investments in affiliated issuers, at value (identified cost, $17)	17
Foreign currency, at value (identified cost, $174,538)	173,459
Receivables for
Investments sold	6,733,680
Fund shares sold	426,425
Interest and dividends	606,281
Other assets	42,278
Total assets	$202,578,282
Liabilities
Payable to custodian	$6,148,673
Payables for
Fund shares reacquired	752,997
Payable to affiliates
Investment adviser	5,246
Administrative services fee	393
Shareholder servicing costs	29,961
Distribution and service fees	1,046
Payable for independent Trustees' compensation	559
Accrued expenses and other liabilities	59,848
Total liabilities	$6,998,723
Net assets	$195,579,559
Net assets consist of
Paid-in capital	$149,107,289
Total distributable earnings (loss)	46,472,270
Net assets	$195,579,559
Shares of beneficial interest outstanding	13,213,423
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$22,996,715	1,553,495	$14.80
Class B	415,648	28,299	14.69
Class C	2,977,042	203,024	14.66
Class I	94,075,093	6,351,999	14.81
Class R1	125,860	8,534	14.75
Class R2	228,850	15,459	14.80
Class R3	83,795	5,653	14.82
Class R4	79,150	5,344	14.81
Class R6	74,597,406	5,041,616	14.80

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.70 [100 / 94.25 x $14.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,152,090
Other	6,139
Income on securities loaned	2,145
Dividends from affiliated issuers	313
Foreign taxes withheld	(84,272)
Total investment income	$2,076,415
Expenses
Management fee	$593,421
Distribution and service fees	48,038
Shareholder servicing costs	57,493
Administrative services fee	19,026
Independent Trustees' compensation	3,606
Custodian fee	26,179
Shareholder communications	10,262
Audit and tax fees	28,903
Legal fees	946
Registration fees	64,517
Miscellaneous	16,577
Total expenses	$868,968
Reduction of expenses by investment adviser	(53,328)
Net expenses	$815,640
Net investment income (loss)	$1,260,775
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,352,077
Foreign currency	2,246
Net realized gain (loss)	$10,354,323
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$179,225
Translation of assets and liabilities in foreign currencies	(1,081)
Net unrealized gain (loss)	$178,144
Net realized and unrealized gain (loss)	$10,532,467
Change in net assets from operations	$11,793,242
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$1,260,775	$4,302,589
Net realized gain (loss)	10,354,323	(7,796,341)
Net unrealized gain (loss)	178,144	11,738,072
Change in net assets from operations	$11,793,242	$8,244,320
Total distributions to shareholders	$(1,541,907)	$(6,496,439)
Change in net assets from fund share transactions	$(33,749,714)	$(2,060,144)
Total change in net assets	$(23,498,379)	$(312,263)
Net assets
At beginning of period	219,077,938	219,390,201
At end of period	$195,579,559	$219,077,938
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.18	$13.92	$13.73	$12.82	$11.87	$10.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.23	$0.25	$0.23	$0.19	$0.18
Net realized and unrealized gain (loss)	0.63	0.39	0.56	0.92	0.91	1.11
Total from investment operations	$0.70	$0.62	$0.81	$1.15	$1.10	$1.29
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.27)	$(0.23)	$(0.24)	$(0.15)	$(0.17)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.08)	$(0.36)	$(0.62)	$(0.24)	$(0.15)	$(0.17)
Net asset value, end of period (x)	$14.80	$14.18	$13.92	$13.73	$12.82	$11.87
Total return (%) (r)(s)(t)(x)	5.01(n)	4.60	6.38	9.09	9.36	12.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.05	1.05	1.06	1.23	1.51
Expenses after expense reductions (f)	0.99(a)	0.99	0.98	0.97	1.17	1.19
Net investment income (loss)	0.94(a)(l)	1.68	1.86	1.75	1.55	1.56
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$22,997	$23,494	$19,981	$9,102	$9,215	$7,473
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.08	$13.82	$13.63	$12.73	$11.79	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.12	$0.14	$0.13	$0.09	$0.07
Net realized and unrealized gain (loss)	0.64	0.40	0.57	0.91	0.91	1.12
Total from investment operations	$0.65	$0.52	$0.71	$1.04	$1.00	$1.19
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.17)	$(0.13)	$(0.14)	$(0.06)	$(0.10)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.04)	$(0.26)	$(0.52)	$(0.14)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$14.69	$14.08	$13.82	$13.63	$12.73	$11.79
Total return (%) (r)(s)(t)(x)	4.66(n)	3.81	5.60	8.25	8.48	11.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.80	1.79	1.81	1.98	2.33
Expenses after expense reductions (f)	1.74(a)	1.75	1.74	1.74	1.96	1.98
Net investment income (loss)	0.19(a)(l)	0.88	1.03	1.02	0.73	0.65
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$416	$410	$410	$380	$350	$341
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.05	$13.80	$13.62	$12.71	$11.78	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.12	$0.14	$0.13	$0.09	$0.08
Net realized and unrealized gain (loss)	0.64	0.39	0.57	0.92	0.91	1.11
Total from investment operations	$0.65	$0.51	$0.71	$1.05	$1.00	$1.19
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.17)	$(0.14)	$(0.14)	$(0.07)	$(0.10)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.04)	$(0.26)	$(0.53)	$(0.14)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$14.66	$14.05	$13.80	$13.62	$12.71	$11.78
Total return (%) (r)(s)(t)(x)	4.68(n)	3.77	5.57	8.28	8.49	11.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.80	1.80	1.81	1.98	2.23
Expenses after expense reductions (f)	1.74(a)	1.75	1.74	1.74	1.96	1.99
Net investment income (loss)	0.20(a)(l)	0.90	1.02	1.01	0.76	0.74
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$2,977	$3,261	$2,876	$1,773	$1,924	$1,554
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.18	$13.92	$13.73	$12.82	$11.87	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.26	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss)	0.64	0.39	0.56	0.91	0.90	1.10
Total from investment operations	$0.73	$0.65	$0.84	$1.18	$1.13	$1.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.30)	$(0.26)	$(0.27)	$(0.18)	$(0.20)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.39)	$(0.65)	$(0.27)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$14.81	$14.18	$13.92	$13.73	$12.82	$11.87
Total return (%) (r)(s)(t)(x)	5.20(n)	4.85	6.61	9.34	9.59	12.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.80	0.79	0.81	0.94	1.17
Expenses after expense reductions (f)	0.74(a)	0.75	0.74	0.74	0.90	0.98
Net investment income (loss)	1.19(a)(l)	1.88	2.09	2.03	1.87	1.86
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$94,075	$106,849	$118,907	$114,259	$97,952	$10,669
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.13	$13.88	$13.69	$12.78	$11.84	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.12	$0.14	$0.14	$0.09	$0.08
Net realized and unrealized gain (loss)	0.65	0.39	0.58	0.91	0.91	1.12
Total from investment operations	$0.66	$0.51	$0.72	$1.05	$1.00	$1.20
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.17)	$(0.14)	$(0.14)	$(0.06)	$(0.06)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.04)	$(0.26)	$(0.53)	$(0.14)	$(0.06)	$(0.06)
Net asset value, end of period (x)	$14.75	$14.13	$13.88	$13.69	$12.78	$11.84
Total return (%) (r)(s)(t)(x)	4.72(n)	3.74	5.61	8.29	8.47	11.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.80	1.79	1.81	1.98	2.31
Expenses after expense reductions (f)	1.74(a)	1.75	1.74	1.74	1.96	1.99
Net investment income (loss)	0.18(a)(l)	0.90	1.03	1.03	0.75	0.69
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$126	$109	$96	$74	$68	$56
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.18	$13.92	$13.73	$12.81	$11.87	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.19	$0.21	$0.20	$0.15	$0.13
Net realized and unrealized gain (loss)	0.64	0.40	0.57	0.92	0.90	1.13
Total from investment operations	$0.69	$0.59	$0.78	$1.12	$1.05	$1.26
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.24)	$(0.20)	$(0.20)	$(0.11)	$(0.13)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.07)	$(0.33)	$(0.59)	$(0.20)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$14.80	$14.18	$13.92	$13.73	$12.81	$11.87
Total return (%) (r)(s)(t)(x)	4.88(n)	4.33	6.09	8.87	8.94	11.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.30	1.29	1.31	1.49	1.79
Expenses after expense reductions (f)	1.24(a)	1.25	1.24	1.24	1.47	1.49
Net investment income (loss)	0.73(a)(l)	1.37	1.53	1.52	1.24	1.20
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$229	$170	$75	$66	$61	$72
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.20	$13.94	$13.74	$12.82	$11.88	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.23	$0.24	$0.22	$0.19	$0.16
Net realized and unrealized gain (loss)	0.63	0.39	0.58	0.93	0.90	1.12
Total from investment operations	$0.70	$0.62	$0.82	$1.15	$1.09	$1.28
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.27)	$(0.23)	$(0.23)	$(0.15)	$(0.16)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.08)	$(0.36)	$(0.62)	$(0.23)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$14.82	$14.20	$13.94	$13.74	$12.82	$11.88
Total return (%) (r)(s)(t)(x)	5.00(n)	4.58	6.42	9.11	9.24	12.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.05	1.04	1.05	1.21	1.56
Expenses after expense reductions (f)	0.99(a)	1.00	0.99	0.99	1.18	1.24
Net investment income (loss)	0.95(a)(l)	1.65	1.78	1.69	1.55	1.44
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$84	$79	$71	$67	$151	$56
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.18	$13.92	$13.73	$12.82	$11.87	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.26	$0.27	$0.27	$0.21	$0.19
Net realized and unrealized gain (loss)	0.64	0.39	0.57	0.91	0.92	1.12
Total from investment operations	$0.73	$0.65	$0.84	$1.18	$1.13	$1.31
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.30)	$(0.26)	$(0.27)	$(0.18)	$(0.20)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.39)	$(0.65)	$(0.27)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$14.81	$14.18	$13.92	$13.73	$12.82	$11.87
Total return (%) (r)(s)(t)(x)	5.21(n)	4.85	6.61	9.34	9.58	12.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.81	0.79	0.81	0.98	1.31
Expenses after expense reductions (f)	0.74(a)	0.75	0.74	0.74	0.96	0.99
Net investment income (loss)	1.19(a)(l)	1.89	2.03	2.02	1.74	1.69
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$79	$75	$72	$67	$62	$56
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$14.17	$13.91	$13.72	$12.81	$11.86	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.27	$0.28	$0.27	$0.21	$0.20
Net realized and unrealized gain (loss)	0.65	0.40	0.57	0.92	0.92	1.11
Total from investment operations	$0.74	$0.67	$0.85	$1.19	$1.13	$1.31
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.32)	$(0.27)	$(0.28)	$(0.18)	$(0.21)
From net realized gain	—	(0.09)	(0.39)	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.41)	$(0.66)	$(0.28)	$(0.18)	$(0.21)
Net asset value, end of period (x)	$14.80	$14.17	$13.91	$13.72	$12.81	$11.86
Total return (%) (r)(s)(t)(x)	5.25(n)	4.94	6.68	9.42	9.63	12.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.73	0.72	0.74	0.94	1.21
Expenses after expense reductions (f)	0.66(a)	0.67	0.67	0.67	0.92	0.93
Net investment income (loss)	1.25(a)(l)	2.01	2.11	2.08	1.77	1.76
Portfolio turnover	16(n)	43	65	41	24	28
Net assets at end of period (000 omitted)	$74,597	$84,631	$76,901	$69,385	$68,569	$45,799

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
24

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
25

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,020,202	$—	$—	$96,020,202
Japan	7,971,968	15,248,125	—	23,220,093
Canada	17,434,299	—	—	17,434,299
Switzerland	12,462,655	—	—	12,462,655
Hong Kong	8,802,552	—	—	8,802,552
Taiwan	7,299,986	—	—	7,299,986
Germany	5,737,229	—	—	5,737,229
Australia	905,474	3,474,005	—	4,379,479
Denmark	3,390,076	—	—	3,390,076
Other Countries	13,388,654	2,460,917	—	15,849,571
Mutual Funds	17	—	—	17
Total	$173,413,112	$21,183,047	$—	$194,596,159
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required
26

Notes to Financial Statements (unaudited) - continued
collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
27

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$5,680,426
Long-term capital gains	816,013
Total distributions	$6,496,439
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$150,634,079
Gross appreciation	45,588,473
Gross depreciation	(1,626,393)
Net unrealized appreciation (depreciation)	$ 43,962,080
As of 8/31/20
Undistributed ordinary income	482,886
Post-October capital loss deferral	(8,100,922)
Other temporary differences	3,696
Net unrealized appreciation (depreciation)	43,835,275
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$138,465	$588,994
Class B	1,219	7,651
Class C	10,573	58,613
Class I	745,244	3,250,779
Class R1	358	1,913
Class R2	801	3,488
Class R3	471	1,965
Class R4	537	2,062
Class R6	644,239	2,580,974
Total	$1,541,907	$6,496,439
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $11,971, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $41,357, which is included in the reduction of total expenses in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,666 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 29,254
Class B	0.75%	0.25%	1.00%	1.00%	2,058
Class C	0.75%	0.25%	1.00%	1.00%	15,569
Class R1	0.75%	0.25%	1.00%	1.00%	601
Class R2	0.25%	0.25%	0.50%	0.50%	454
Class R3	—	0.25%	0.25%	0.25%	102
Total Distribution and Service Fees					$48,038
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2021.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$1
Class B	123
Class C	120
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the
30

Notes to Financial Statements (unaudited) - continued
six months ended February 28, 2021, the fee was $3,341, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $54,152.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0176% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2021, MFS held approximately 60% and 93% of the outstanding shares of Class R1 and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $6,096, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $33,390,196 and $65,751,200, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	122,469	$1,784,179	930,481	$12,771,654
Class C	27,445	393,103	58,784	784,363
Class I	494,758	7,196,695	4,136,645	56,160,916
Class R1	799	11,423	640	8,848
Class R2	3,484	52,169	6,481	90,999
Class R3	20	280	360	5,139
Class R6	382,437	5,528,693	2,541,691	35,247,721
	1,031,412	$14,966,542	7,675,082	$105,069,640
Shares issued to shareholders in reinvestment of distributions
Class A	10,013	$138,277	43,084	$588,562
Class B	90	1,219	556	7,651
Class C	771	10,407	4,196	57,613
Class I	43,711	605,662	199,782	2,735,681
Class R1	26	358	139	1,913
Class R2	58	801	255	3,488
Class R3	34	471	143	1,965
Class R4	39	537	151	2,062
Class R6	44,794	621,436	178,952	2,438,265
	99,536	$1,379,168	427,258	$5,837,200
Shares reacquired
Class A	(236,314)	$(3,459,911)	(751,868)	$(10,081,404)
Class B	(908)	(13,228)	(1,112)	(14,669)
Class C	(57,188)	(829,163)	(39,396)	(512,171)
Class I	(1,720,502)	(25,403,836)	(5,342,595)	(72,181,862)
Class R1	(2)	(32)	(15)	(212)
Class R2	(51)	(732)	(181)	(2,255)
Class R3	(1)	(8)	(1)	(14)
Class R6	(1,358,878)	(20,388,514)	(2,275,250)	(30,174,397)
	(3,373,844)	$(50,095,424)	(8,410,418)	$(112,966,984)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(103,832)	$(1,537,455)	221,697	$3,278,812
Class B	(818)	(12,009)	(556)	(7,018)
Class C	(28,972)	(425,653)	23,584	329,805
Class I	(1,182,033)	(17,601,479)	(1,006,168)	(13,285,265)
Class R1	823	11,749	764	10,549
Class R2	3,491	52,238	6,555	92,232
Class R3	53	743	502	7,090
Class R4	39	537	151	2,062
Class R6	(931,647)	(14,238,385)	445,393	7,511,589
	(2,242,896)	$(33,749,714)	(308,078)	$(2,060,144)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $530 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$289,769	$11,542,461	$11,832,213	$—	$—	$17
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$313	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Low Volatility
Equity Fund
LVU-SEM

MFS® Low Volatility
Equity Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Eli Lilly & Co.	3.6%
Microsoft Corp.	3.6%
Alphabet, Inc., “A”	3.2%
Adobe Systems, Inc.	2.9%
Johnson & Johnson	2.7%
Starbucks Corp.	2.5%
Amdocs Ltd.	2.4%
Costco Wholesale Corp.	2.2%
T-Mobile USA, Inc.	2.2%
Danaher Corp.	2.2%
GICS equity sectors (g)
Information Technology	22.1%
Health Care	17.1%
Communication Services	12.3%
Industrials	11.3%
Consumer Staples	10.8%
Financials	8.1%
Consumer Discretionary	6.2%
Utilities	6.1%
Real Estate	4.6%
Materials	1.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.89%	$1,000.00	$1,069.83	$4.57
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,065.96	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,065.70	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,070.99	$3.29
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,065.73	$8.40
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,068.20	$5.85
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,069.60	$4.57
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,070.97	$3.29
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.55%	$1,000.00	$1,071.41	$2.82
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.9%
CACI International, Inc., “A” (a)	16,440	$ 3,638,829
Honeywell International, Inc.	12,777	2,585,426
Lockheed Martin Corp.	7,591	2,506,928
Northrop Grumman Corp.	8,303	2,421,653
		$11,152,836
Business Services – 7.0%
Accenture PLC, “A”	12,189	$ 3,058,220
Amdocs Ltd.	180,444	13,679,460
CoStar Group, Inc. (a)	10,434	8,595,112
Fidelity National Information Services, Inc.	18,981	2,619,378
Fiserv, Inc. (a)	20,369	2,349,971
FleetCor Technologies, Inc. (a)	8,577	2,378,488
Global Payments, Inc.	28,842	5,710,428
Verisk Analytics, Inc., “A”	15,599	2,555,896
		$40,946,953
Cable TV – 3.8%
Cable One, Inc.	4,586	$ 8,781,502
Charter Communications, Inc., “A” (a)	12,812	7,859,137
Comcast Corp., “A”	102,709	5,414,819
		$22,055,458
Computer Software – 8.4%
Adobe Systems, Inc. (a)	36,855	$ 16,941,138
Atlassian Corp. PLC, “A” (a)	33,198	7,891,165
Microsoft Corp.	89,841	20,877,251
Oracle Corp.	47,579	3,069,321
		$48,778,875
Computer Software - Systems – 1.7%
Apple, Inc.	42,968	$ 5,210,300
EPAM Systems, Inc. (a)	12,407	4,635,379
		$9,845,679
Construction – 1.3%
AvalonBay Communities, Inc., REIT	19,305	$ 3,392,853
Mid-America Apartment Communities, Inc., REIT	28,534	3,844,386
		$7,237,239
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Procter & Gamble Co.	76,626	$ 9,465,610
Electrical Equipment – 2.9%
AMETEK, Inc.	25,224	$ 2,975,675
Johnson Controls International PLC	88,079	4,913,927
TE Connectivity Ltd.	67,316	8,753,100
		$16,642,702
Electronics – 1.5%
Texas Instruments, Inc.	49,833	$ 8,584,731
Food & Beverages – 5.6%
General Mills, Inc.	114,548	$ 6,301,285
Ingredion, Inc.	83,141	7,499,318
J.M. Smucker Co.	23,148	2,592,576
Mondelez International, Inc.	65,373	3,475,229
PepsiCo, Inc.	96,388	12,452,366
		$32,320,774
Food & Drug Stores – 1.4%
Wal-Mart Stores, Inc.	63,321	$ 8,226,664
Insurance – 6.1%
Allstate Corp.	49,119	$ 5,236,085
Aon PLC	30,248	6,887,772
Chubb Ltd.	37,026	6,019,687
Everest Re Group Ltd.	35,722	8,637,937
MetLife, Inc.	155,088	8,933,069
		$35,714,550
Internet – 5.2%
Alphabet, Inc., “A” (a)	9,089	$ 18,377,140
Alphabet, Inc., “C” (a)	4,253	8,662,766
Facebook, Inc., “A” (a)	12,726	3,278,472
		$30,318,378
Leisure & Toys – 0.5%
Electronic Arts, Inc.	19,605	$ 2,626,482
Machinery & Tools – 2.6%
Eaton Corp. PLC	77,583	$ 10,100,531
Illinois Tool Works, Inc.	12,999	2,628,138
Roper Technologies, Inc.	6,588	2,487,760
		$15,216,429
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.8%
PNC Financial Services Group, Inc.	27,448	$ 4,621,145
Medical & Health Technology & Services – 0.7%
McKesson Corp.	25,248	$ 4,280,041
Medical Equipment – 6.0%
Danaher Corp.	58,181	$ 12,780,620
Medtronic PLC	75,617	8,844,921
STERIS PLC	59,236	10,354,453
Thermo Fisher Scientific, Inc.	6,931	3,119,504
		$35,099,498
Natural Gas - Distribution – 0.4%
Sempra Energy	21,814	$ 2,529,988
Network & Telecom – 0.4%
Motorola Solutions, Inc.	14,664	$ 2,573,239
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	34,661	$ 12,264,795
S&P Global, Inc.	9,655	3,179,971
U.S. Bancorp	71,442	3,572,100
Visa, Inc., “A”	20,314	4,314,490
		$23,331,356
Pharmaceuticals – 10.3%
AbbVie, Inc.	24,683	$ 2,659,347
Eli Lilly & Co.	102,263	20,952,666
Johnson & Johnson	97,850	15,505,311
Merck & Co., Inc.	113,236	8,223,198
Pfizer, Inc.	227,102	7,605,646
Zoetis, Inc.	33,062	5,132,545
		$60,078,713
Pollution Control – 3.2%
Republic Services, Inc.	23,444	$ 2,088,626
Waste Connections, Inc.	118,720	11,597,757
Waste Management, Inc.	42,645	4,728,904
		$18,415,287
Precious Metals & Minerals – 0.5%
Newmont Corp.	48,461	$ 2,635,309
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.3%
Extra Space Storage, Inc., REIT	21,296	$ 2,676,907
Public Storage, Inc., REIT	20,344	4,759,276
STAG Industrial, Inc., REIT	105,606	3,331,869
Sun Communities, Inc., REIT	14,909	2,265,423
W.P. Carey, Inc., REIT	89,945	6,164,830
		$19,198,305
Restaurants – 2.9%
McDonald's Corp.	12,512	$ 2,579,224
Starbucks Corp.	132,349	14,297,662
		$16,876,886
Specialty Chemicals – 0.6%
Ecolab, Inc.	16,299	$ 3,412,359
Specialty Stores – 5.6%
Amazon.com, Inc. (a)	3,256	$ 10,070,580
Costco Wholesale Corp.	39,450	13,057,950
Target Corp.	50,422	9,249,412
		$32,377,942
Telecommunications - Wireless – 2.2%
T-Mobile USA, Inc. (a)	107,317	$ 12,874,820
Telephone Services – 0.7%
Verizon Communications, Inc.	70,884	$ 3,919,885
Trucking – 0.9%
Expeditors International of Washington, Inc.	26,833	$ 2,464,343
Old Dominion Freight Line, Inc.	12,873	2,764,734
		$5,229,077
Utilities - Electric Power – 5.6%
American Electric Power Co., Inc.	32,789	$ 2,454,257
DTE Energy Co.	22,378	2,634,338
Duke Energy Corp.	56,668	4,850,214
Evergy, Inc.	59,178	3,173,716
Exelon Corp.	85,905	3,315,933
NextEra Energy, Inc.	137,180	10,079,986
Xcel Energy, Inc.	108,098	6,333,462
		$32,841,906
Total Common Stocks (Identified Cost, $444,082,446)		$579,429,116
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $1,362,462)	1,362,462	$ 1,362,462
Other Assets, Less Liabilities – 0.2%		1,242,766
Net Assets – 100.0%		$582,034,344

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,362,462 and $579,429,116, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $444,082,446)	$579,429,116
Investments in affiliated issuers, at value (identified cost, $1,362,462)	1,362,462
Receivables for
Fund shares sold	1,892,095
Dividends	806,901
Other assets	52,492
Total assets	$583,543,066
Liabilities
Payables for
Fund shares reacquired	$1,273,148
Payable to affiliates
Investment adviser	22,743
Administrative services fee	918
Shareholder servicing costs	138,223
Distribution and service fees	7,303
Payable for independent Trustees' compensation	937
Accrued expenses and other liabilities	65,450
Total liabilities	$1,508,722
Net assets	$582,034,344
Net assets consist of
Paid-in capital	$457,496,957
Total distributable earnings (loss)	124,537,387
Net assets	$582,034,344
Shares of beneficial interest outstanding	31,575,576
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$138,334,735	7,511,946	$18.42
Class B	2,168,149	117,912	18.39
Class C	28,239,897	1,542,029	18.31
Class I	335,793,489	18,206,868	18.44
Class R1	578,416	31,402	18.42
Class R2	583,830	31,569	18.49
Class R3	616,812	33,380	18.48
Class R4	86,892	4,707	18.46
Class R6	75,632,124	4,095,763	18.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.54 [100 / 94.25 x $18.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$5,786,825
Other	7,012
Dividends from affiliated issuers	1,375
Foreign taxes withheld	(4,661)
Total investment income	$5,790,551
Expenses
Management fee	$1,581,535
Distribution and service fees	330,162
Shareholder servicing costs	275,435
Administrative services fee	45,085
Independent Trustees' compensation	6,443
Custodian fee	18,361
Shareholder communications	24,182
Audit and tax fees	26,126
Legal fees	2,486
Miscellaneous	96,484
Total expenses	$2,406,299
Reduction of expenses by investment adviser and distributor	(84,457)
Net expenses	$2,321,842
Net investment income (loss)	$3,468,709
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,090,938
Foreign currency	(6)
Net realized gain (loss)	$17,090,932
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$24,931,661
Net realized and unrealized gain (loss)	$42,022,593
Change in net assets from operations	$45,491,302
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$3,468,709	$7,186,729
Net realized gain (loss)	17,090,932	(27,671,446)
Net unrealized gain (loss)	24,931,661	71,118,695
Change in net assets from operations	$45,491,302	$50,633,978
Total distributions to shareholders	$(4,183,519)	$(7,089,150)
Change in net assets from fund share transactions	$(170,981,731)	$280,489,527
Total change in net assets	$(129,673,948)	$324,034,355
Net assets
At beginning of period	711,708,292	387,673,937
At end of period	$582,034,344	$711,708,292
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.32	$16.28	$15.05	$13.77	$12.56	$11.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.18	$0.18	$0.16	$0.15
Net realized and unrealized gain (loss)	1.12	1.04	1.68	1.47	1.23	1.49
Total from investment operations	$1.20	$1.22	$1.86	$1.65	$1.39	$1.64
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.17)	$(0.18)	$(0.15)	$(0.11)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.10)	$(0.18)	$(0.63)	$(0.37)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$18.42	$17.32	$16.28	$15.05	$13.77	$12.56
Total return (%) (r)(s)(t)(x)	6.98(n)	7.64	13.23	12.14	11.18	14.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.92	1.05	1.16	1.33	1.65
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.88	1.16	1.19
Net investment income (loss)	0.95(a)	1.11	1.22	1.25	1.19	1.25
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$138,335	$135,199	$85,022	$41,177	$39,568	$29,508
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.29	$16.25	$15.02	$13.74	$12.53	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.07	$0.07	$0.06	$0.06
Net realized and unrealized gain (loss)	1.12	1.03	1.68	1.47	1.23	1.48
Total from investment operations	$1.14	$1.09	$1.75	$1.54	$1.29	$1.54
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.03)	$(0.06)	$(0.07)	$(0.05)	$(0.02)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.04)	$(0.05)	$(0.52)	$(0.26)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$18.39	$17.29	$16.25	$15.02	$13.74	$12.53
Total return (%) (r)(s)(t)(x)	6.60(n)	6.77	12.41	11.32	10.36	13.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.81	1.91	2.08	2.42
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.92	1.95
Net investment income (loss)	0.19(a)	0.35	0.48	0.50	0.43	0.49
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$2,168	$2,198	$2,558	$2,211	$2,081	$1,885
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.22	$16.20	$14.98	$13.70	$12.50	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.07	$0.07	$0.06	$0.06
Net realized and unrealized gain (loss)	1.11	1.03	1.67	1.48	1.23	1.48
Total from investment operations	$1.13	$1.09	$1.74	$1.55	$1.29	$1.54
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.06)	$(0.08)	$(0.06)	$(0.04)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.04)	$(0.07)	$(0.52)	$(0.27)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$18.31	$17.22	$16.20	$14.98	$13.70	$12.50
Total return (%) (r)(s)(t)(x)	6.57(n)	6.75	12.40	11.36	10.36	13.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.81	1.91	2.08	2.31
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.92	1.95
Net investment income (loss)	0.20(a)	0.35	0.47	0.50	0.43	0.48
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$28,240	$29,429	$21,859	$13,942	$12,422	$9,977
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.34	$16.31	$15.07	$13.78	$12.57	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.23	$0.21	$0.19	$0.18
Net realized and unrealized gain (loss)	1.12	1.03	1.68	1.49	1.23	1.48
Total from investment operations	$1.22	$1.25	$1.91	$1.70	$1.42	$1.66
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.21)	$(0.22)	$(0.18)	$(0.14)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.67)	$(0.41)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$18.44	$17.34	$16.31	$15.07	$13.78	$12.57
Total return (%) (r)(s)(t)(x)	7.10(n)	7.82	13.55	12.49	11.44	15.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.78	0.91	1.07	1.20
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.92	0.95
Net investment income (loss)	1.18(a)	1.35	1.46	1.50	1.47	1.51
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$335,793	$464,428	$246,245	$30,751	$21,814	$16,123
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.33	$16.29	$15.06	$13.77	$12.57	$11.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.07	$0.07	$0.05	$0.06
Net realized and unrealized gain (loss)	1.12	1.05	1.68	1.48	1.24	1.49
Total from investment operations	$1.14	$1.10	$1.75	$1.55	$1.29	$1.55
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.06)	$(0.07)	$(0.06)	$(0.01)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.05)	$(0.06)	$(0.52)	$(0.26)	$(0.09)	$(0.10)
Net asset value, end of period (x)	$18.42	$17.33	$16.29	$15.06	$13.77	$12.57
Total return (%) (r)(s)(t)(x)	6.57(n)	6.79	12.37	11.36	10.33	13.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.67	1.81	1.91	2.07	2.56
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.91	1.95
Net investment income (loss)	0.17(a)	0.34	0.48	0.49	0.41	0.48
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$578	$340	$164	$136	$108	$57
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.39	$16.36	$15.12	$13.83	$12.61	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.15	$0.14	$0.12	$0.12
Net realized and unrealized gain (loss)	1.12	1.04	1.68	1.49	1.25	1.49
Total from investment operations	$1.18	$1.18	$1.83	$1.63	$1.37	$1.61
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.13)	$(0.15)	$(0.12)	$(0.04)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.08)	$(0.15)	$(0.59)	$(0.34)	$(0.15)	$(0.13)
Net asset value, end of period (x)	$18.49	$17.39	$16.36	$15.12	$13.83	$12.61
Total return (%) (r)(s)(t)(x)	6.82(n)	7.29	12.94	11.93	10.93	14.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.17	1.30	1.42	1.58	2.07
Expenses after expense reductions (f)	1.14(a)	1.14	1.14	1.14	1.42	1.45
Net investment income (loss)	0.69(a)	0.86	0.98	1.01	0.91	0.98
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$584	$531	$368	$156	$74	$53
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.38	$16.34	$15.10	$13.81	$12.59	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.19	$0.18	$0.15	$0.15
Net realized and unrealized gain (loss)	1.12	1.05	1.68	1.48	1.25	1.48
Total from investment operations	$1.20	$1.23	$1.87	$1.66	$1.40	$1.63
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.17)	$(0.18)	$(0.15)	$(0.09)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.63)	$(0.37)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$18.48	$17.38	$16.34	$15.10	$13.81	$12.59
Total return (%) (r)(s)(t)(x)	6.96(n)	7.65	13.24	12.18	11.22	14.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92(a)	0.93	1.05	1.16	1.33	1.82
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	1.17	1.20
Net investment income (loss)	0.94(a)	1.15	1.22	1.25	1.18	1.23
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$617	$573	$100	$67	$59	$53
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.36	$16.32	$15.08	$13.79	$12.58	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.22	$0.21	$0.19	$0.17
Net realized and unrealized gain (loss)	1.12	1.04	1.69	1.49	1.23	1.49
Total from investment operations	$1.23	$1.26	$1.91	$1.70	$1.42	$1.66
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.21)	$(0.22)	$(0.18)	$(0.13)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.13)	$(0.22)	$(0.67)	$(0.41)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$18.46	$17.36	$16.32	$15.08	$13.79	$12.58
Total return (%) (r)(s)(t)(x)	7.10(n)	7.87	13.53	12.48	11.42	15.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.67	0.81	0.91	1.08	1.57
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.92	0.95
Net investment income (loss)	1.19(a)	1.35	1.48	1.50	1.42	1.48
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$87	$81	$75	$66	$59	$53
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$17.37	$16.32	$15.09	$13.80	$12.58	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.23	$0.23	$0.18	$0.18
Net realized and unrealized gain (loss)	1.12	1.05	1.68	1.48	1.27	1.50
Total from investment operations	$1.23	$1.28	$1.91	$1.71	$1.45	$1.68
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.21)	$(0.22)	$(0.23)	$(0.20)	$(0.15)
From net realized gain	—	(0.02)	(0.46)	(0.19)	(0.03)	(0.09)
Total distributions declared to shareholders	$(0.13)	$(0.23)	$(0.68)	$(0.42)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$18.47	$17.37	$16.32	$15.09	$13.80	$12.58
Total return (%) (r)(s)(t)(x)	7.14(n)	8.02	13.56	12.57	11.61	15.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.59	0.71	0.82	0.97	1.36
Expenses after expense reductions (f)	0.55(a)	0.56	0.56	0.54	0.78	0.88
Net investment income (loss)	1.29(a)	1.45	1.53	1.60	1.38	1.53
Portfolio turnover	8(n)	34	28	30	36	38
Net assets at end of period (000 omitted)	$75,632	$78,929	$31,283	$8,632	$6,515	$1,693

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
23

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
24

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$579,429,116	$—	$—	$579,429,116
Mutual Funds	1,362,462	—	—	1,362,462
Total	$580,791,578	$—	$—	$580,791,578
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
25

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$6,410,990
Long-term capital gains	678,160
Total distributions	$7,089,150
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$451,923,959
Gross appreciation	132,242,721
Gross depreciation	(3,375,102)
Net unrealized appreciation (depreciation)	$128,867,619
As of 8/31/20
Undistributed ordinary income	1,448,103
Capital loss carryforwards	(22,312,778)
Net unrealized appreciation (depreciation)	104,094,279
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(22,312,778)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$800,000	$1,259,540
Class B	4,711	8,076
Class C	67,219	114,106
Class I	2,717,541	4,857,764
Class R1	1,078	898
Class R2	2,540	3,903
Class R3	3,472	4,643
Class R4	587	1,014
Class R6	586,371	839,206
Total	$4,183,519	$7,089,150
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $35,120, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $49,313, which is included in the reduction of total expenses in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,480 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 170,435
Class B	0.75%	0.25%	1.00%	1.00%	10,678
Class C	0.75%	0.25%	1.00%	1.00%	144,819
Class R1	0.75%	0.25%	1.00%	1.00%	2,105
Class R2	0.25%	0.25%	0.50%	0.50%	1,384
Class R3	—	0.25%	0.25%	0.25%	741
Total Distribution and Service Fees					$330,162
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $24 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$615
Class B	651
Class C	982
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
28

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $11,285, which equated to 0.0036% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $264,150.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 16, 2019, MFS purchased 867 shares of Class I for an aggregate amount of $14,162.
At February 28, 2021, MFS held approximately 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $6,933, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $48,606,808 and $218,632,914, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	669,386	$12,019,675	4,468,100	$71,643,199
Class B	781	14,181	3,641	59,763
Class C	73,363	1,314,040	728,406	11,722,623
Class I	4,200,205	74,412,081	21,568,779	344,288,587
Class R1	13,045	239,326	10,062	164,912
Class R2	940	17,025	11,025	176,500
Class R3	813	14,699	31,934	539,974
Class R4	7	123	1	12
Class R6	582,603	10,385,582	3,871,893	61,898,410
	5,541,143	$98,416,732	30,693,841	$490,493,980
Shares issued to shareholders in reinvestment of distributions
Class A	45,548	$799,451	80,918	$1,257,661
Class B	263	4,711	504	8,040
Class C	3,757	67,173	7,205	114,052
Class I	156,534	2,715,666	311,665	4,854,910
Class R1	60	1,078	57	898
Class R2	143	2,540	249	3,903
Class R3	197	3,472	303	4,643
Class R4	33	587	65	1,014
Class R6	32,256	565,230	51,280	790,978
	238,791	$4,159,908	452,246	$7,036,099
Shares reacquired
Class A	(1,009,199)	$(18,162,401)	(1,963,811)	$(30,771,313)
Class B	(10,213)	(175,369)	(34,460)	(530,783)
Class C	(243,611)	(4,382,404)	(376,716)	(5,835,567)
Class I	(12,928,829)	(231,693,030)	(10,203,475)	(159,682,355)
Class R1	(1,314)	(22,476)	(567)	(7,918)
Class R2	(58)	(1,076)	(3,224)	(51,662)
Class R3	(627)	(11,574)	(5,364)	(80,611)
Class R6	(1,064,062)	(19,110,041)	(1,294,460)	(20,080,343)
	(15,257,913)	$(273,558,371)	(13,882,077)	$(217,040,552)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(294,265)	$(5,343,275)	2,585,207	$42,129,547
Class B	(9,169)	(156,477)	(30,315)	(462,980)
Class C	(166,491)	(3,001,191)	358,895	6,001,108
Class I	(8,572,090)	(154,565,283)	11,676,969	189,461,142
Class R1	11,791	217,928	9,552	157,892
Class R2	1,025	18,489	8,050	128,741
Class R3	383	6,597	26,873	464,006
Class R4	40	710	66	1,026
Class R6	(449,203)	(8,159,229)	2,628,713	42,609,045
	(9,477,979)	$(170,981,731)	17,264,010	$280,489,527
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $1,508 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,082,282	$43,351,152	$45,070,972	$—	$—	$1,362,462
31

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,375	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  New Discovery Fund
NDF-SEM

MFS® New Discovery Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
PRA Health Sciences, Inc.	2.5%
CACI International, Inc., “A”	1.9%
Leslie's, Inc.	1.9%
QTS Realty Trust, Inc., REIT, “A”	1.8%
Q2 Holdings, Inc.	1.7%
Rapid7, Inc.	1.6%
Advanced Energy Industries, Inc.	1.6%
Generac Holdings, Inc.	1.6%
Nuvei Corp.	1.5%
Focus Financial Partners, “A”	1.5%
GICS equity sectors (g)
Information Technology	26.5%
Health Care	23.5%
Industrials	13.7%
Financials	11.6%
Consumer Discretionary	10.4%
Real Estate	5.8%
Materials	3.9%
Communication Services	1.0%
Consumer Staples	0.9%
Energy	0.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.24%	$1,000.00	$1,279.97	$7.01
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.99%	$1,000.00	$1,275.03	$11.23
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	2.00%	$1,000.00	$1,275.07	$11.28
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	0.99%	$1,000.00	$1,281.43	$5.60
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$1,275.16	$11.23
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$1,278.24	$8.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$1,279.81	$7.01
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$1,281.56	$5.60
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.88%	$1,000.00	$1,282.31	$4.98
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace – 2.6%
CACI International, Inc., “A” (a)	248,616	$ 55,028,665
Kratos Defense & Security Solutions, Inc. (a)	657,079	18,069,673
		$73,098,338
Apparel Manufacturers – 1.4%
Skechers USA, Inc., “A” (a)	1,103,322	$ 40,381,585
Automotive – 0.6%
Visteon Corp. (a)	136,621	$ 17,374,093
Biotechnology – 6.4%
Abcam PLC	961,208	$ 22,712,070
Adaptive Biotechnologies Corp. (a)	260,789	14,752,834
AlloVir, Inc. (a)	404,016	14,770,825
Amicus Therapeutics, Inc. (a)	842,470	10,345,532
Berkeley Lights, Inc. (a)	96,861	6,002,476
BioAtla, Inc. (a)	325,151	17,265,518
BioXcel Therapeutics, Inc. (a)	189,484	10,158,237
BridgeBio Pharma, Inc. (a)	324,014	22,901,309
Immunocore Holdings PLC, ADR (a)	65,377	3,161,632
Morphosys AG, ADR (a)	446,764	11,102,085
Neurocrine Biosciences, Inc. (a)	95,139	10,418,672
Prelude Therapeutics, Inc. (a)	184,450	11,496,768
Sana Biotechnology, Inc. (a)	326,615	10,040,145
Seer, Inc. (a)	105,356	5,081,320
Twist Bioscience Corp. (a)	64,906	8,933,662
		$179,143,085
Brokerage & Asset Managers – 4.5%
Focus Financial Partners, “A” (a)	903,978	$ 42,496,006
GCM Grosvenor, Inc.	647,372	8,059,781
Grosvenor Capital Management LLC (a)(n)	1,262,527	15,718,461
Hamilton Lane, Inc., “A”	232,551	20,790,060
TMX Group Ltd.	171,059	16,330,314
WisdomTree Investments, Inc.	4,323,861	22,916,463
		$126,311,085
Business Services – 10.1%
Endava PLC, ADR (a)	147,143	$ 13,014,798
EVO Payments, Inc., “A” (a)	1,019,221	25,949,367
ExlService Holdings, Inc. (a)	401,060	33,937,697
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Keywords Studios PLC (a)	936,456	$ 32,799,418
Nuvei Corp. (a)	834,499	43,435,673
Proofpoint, Inc. (a)	233,819	28,273,394
Stamps.com, Inc. (a)	203,290	36,984,550
TriNet Group, Inc. (a)	359,246	28,836,676
WNS (Holdings) Ltd., ADR (a)	553,724	41,368,720
		$284,600,293
Chemicals – 1.1%
Ingevity Corp. (a)	431,623	$ 29,989,166
Computer Software – 10.6%
8x8, Inc. (a)	1,016,135	$ 34,761,978
Asana, Inc. (a)	557,427	19,303,697
Avalara, Inc. (a)	114,917	18,035,074
Everbridge, Inc. (a)	258,791	39,654,545
nCino, Inc. (a)	152,876	10,453,661
Open Lending Corp., “A” (a)	747,616	28,588,836
Pagerduty, Inc. (a)	470,649	21,056,836
Paylocity Holding Corp. (a)	92,802	17,742,815
Ping Identity Holding Corp. (a)	1,245,040	29,171,287
VERTEX, Inc. (a)	1,102,980	33,916,635
Viant Technology, Inc., “A” (a)	563,804	27,959,040
Zendesk, Inc. (a)	119,990	17,535,339
		$298,179,743
Computer Software - Systems – 4.0%
Five9, Inc. (a)	101,949	$ 18,885,033
Q2 Holdings, Inc. (a)	400,940	48,866,567
Rapid7, Inc. (a)	606,149	46,212,800
		$113,964,400
Construction – 2.8%
AZEK Co. LLC (a)	721,398	$ 31,820,865
Summit Materials, Inc., “A” (a)	901,373	24,977,046
Trex Co., Inc. (a)	245,581	22,505,043
		$79,302,954
Consumer Services – 1.3%
Boyd Group Services, Inc.	101,496	$ 16,795,570
Bright Horizons Family Solutions, Inc. (a)	56,341	8,995,404
MakeMyTrip Ltd. (a)	339,226	11,381,033
		$37,172,007
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.2%
Gerresheimer AG	339,958	$ 35,111,111
Electrical Equipment – 3.7%
Advanced Drainage Systems, Inc.	115,994	$ 12,761,660
Generac Holdings, Inc. (a)	133,664	44,050,308
Littlefuse, Inc.	65,147	16,952,552
Sensata Technologies Holding PLC (a)	534,409	30,616,292
		$104,380,812
Electronics – 4.6%
Advanced Energy Industries, Inc.	437,971	$ 45,746,071
Array Technologies, Inc. (a)	893,087	33,115,666
Shoals Technologies Group, Inc. (a)	703,538	22,949,409
Silicon Laboratories, Inc. (a)	174,870	27,234,254
		$129,045,400
Entertainment – 1.1%
Manchester United PLC, “A”	1,569,880	$ 29,623,636
Food & Beverages – 0.2%
Laird Superfood, Inc. (a)(l)	128,596	$ 5,075,684
Food & Drug Stores – 0.7%
Grocery Outlet Holding Corp. (a)	567,068	$ 20,408,777
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	146,010	$ 16,905,038
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	154,663	$ 12,787,537
Insurance – 0.9%
Metromile, Inc. (a)	1,684,811	$ 25,263,741
Leisure & Toys – 1.6%
Malibu Boats, Inc., “A” (a)	417,725	$ 31,137,222
Thule Group AB	359,849	15,043,605
		$46,180,827
Machinery & Tools – 1.4%
Hydrofarm Holdings Group, Inc. (a)	15,042	$ 954,866
Ritchie Bros. Auctioneers, Inc.	702,267	38,147,144
		$39,102,010
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 7.2%
Certara, Inc. (a)	624,634	$ 21,643,568
Charles River Laboratories International, Inc. (a)	105,231	30,110,798
Guardant Health, Inc. (a)	87,006	12,805,543
Health Catalyst, Inc. (a)	234,097	11,351,364
HealthEquity, Inc. (a)	275,943	22,723,906
ICON PLC (a)	134,171	24,242,016
PRA Health Sciences, Inc. (a)	469,885	69,265,748
Schrodinger, Inc. (a)	113,808	11,663,044
		$203,805,987
Medical Equipment – 4.7%
Acutus Medical, Inc. (a)	602,374	$ 12,505,284
Bio-Techne Corp.	50,978	18,438,233
Maravai Lifesciences Holdings, Inc., “A” (a)	885,618	28,800,297
Merit Medical Systems, Inc. (a)	400,024	22,289,337
Nevro Corp. (a)	89,361	14,760,650
OptiNose, Inc. (a)	1,169,386	4,537,218
Outset Medical, Inc. (a)	251,898	12,542,002
PerkinElmer, Inc.	77,668	9,793,158
Silk Road Medical, Inc. (a)	187,403	10,264,062
		$133,930,241
Network & Telecom – 3.1%
CoreSite Realty Corp., REIT	309,726	$ 37,696,751
QTS Realty Trust, Inc., REIT, “A”	801,433	49,785,018
		$87,481,769
Other Banks & Diversified Financials – 5.2%
Bank OZK	329,168	$ 13,568,305
dMY Technology Group, Inc. II (a)(h)(l)	1,588,189	30,239,118
FTAC Olympus Acquisition Corp. (a)	1,981,168	23,377,782
Hudson Executive Investment Corp., “A” (a)	931,885	10,008,445
Prosperity Bancshares, Inc.	309,180	22,715,455
TPG Pace Tech Opportunities Corp. (a)	2,069,027	22,076,518
TS Innovation Acquisitions Corp. (a)(h)	1,920,578	24,813,868
		$146,799,491
Pharmaceuticals – 2.7%
Annexon, Inc. (a)	491,626	$ 14,311,233
Collegium Pharmaceutical, Inc. (a)	372,496	8,787,181
Harmony Biosciences Holdings (a)	389,916	13,830,320
Orchard RX Ltd., ADR (a)	329,462	2,296,350
SpringWorks Therapeutics, Inc. (a)	260,790	22,440,979
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Turning Point Therapeutics, Inc. (a)	122,516	$ 14,445,862
		$76,111,925
Pollution Control – 1.1%
GFL Environmental, Inc.	1,009,079	$ 31,301,631
Railroad & Shipping – 0.1%
StealthGas, Inc. (a)	1,033,327	$ 2,738,316
Real Estate – 2.7%
Big Yellow Group PLC, REIT	1,284,237	$ 20,307,410
Industrial Logistics Properties Trust, REIT	929,145	19,762,914
STAG Industrial, Inc., REIT	1,128,179	35,594,047
		$75,664,371
Specialty Chemicals – 2.0%
Axalta Coating Systems Ltd. (a)	1,070,941	$ 29,279,527
Ferro Corp. (a)	1,736,590	27,559,683
		$56,839,210
Specialty Stores – 3.6%
Leslie's, Inc. (a)	2,173,634	$ 52,775,834
Petco Health & Wellness Co., Inc. (a)	1,319,655	26,300,724
Vroom, Inc. (a)	523,316	23,156,733
		$102,233,291
Trucking – 3.1%
CryoPort, Inc. (a)	568,401	$ 33,785,755
Knight-Swift Transportation Holdings, Inc.	665,004	28,728,173
Schneider National, Inc.	1,076,087	24,889,892
		$87,403,820
Total Common Stocks (Identified Cost, $1,913,894,036)		$2,747,711,374
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $94,108,749)	94,113,300	$ 94,113,300
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (j) (Identified Cost, $14,082,613)	14,082,613	$ 14,082,613
Other Assets, Less Liabilities – (1.3)%		(35,824,798)
Net Assets – 100.0%		$2,820,082,489
9

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,166,286 and $2,706,741,001, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,718,461, representing 0.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $14,190,973 of securities on loan (identified cost, $1,872,734,498)	$2,706,741,001
Investments in affiliated issuers, at value (identified cost, $149,350,900)	149,166,286
Foreign currency, at value (identified cost, $3,663)	3,610
Receivables for
Investments sold	19,643,572
Fund shares sold	9,710,276
Interest and dividends	626,716
Other assets	46,041
Total assets	$2,885,937,502
Liabilities
Payables for
Investments purchased	$47,799,172
Fund shares reacquired	2,869,695
Collateral for securities loaned, at value	14,082,613
Payable to affiliates
Investment adviser	255,827
Administrative services fee	3,984
Shareholder servicing costs	649,251
Distribution and service fees	42,996
Payable for independent Trustees' compensation	1,811
Accrued expenses and other liabilities	149,664
Total liabilities	$65,855,013
Net assets	$2,820,082,489
Net assets consist of
Paid-in capital	$1,795,903,335
Total distributable earnings (loss)	1,024,179,154
Net assets	$2,820,082,489
Shares of beneficial interest outstanding	70,430,086
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,021,652,331	27,418,536	$37.26
Class B	17,979,275	697,846	25.76
Class C	58,687,322	2,269,889	25.85
Class I	474,403,159	10,899,663	43.52
Class R1	5,502,664	216,393	25.43
Class R2	34,433,591	1,023,683	33.64
Class R3	122,830,856	3,302,954	37.19
Class R4	25,266,157	623,829	40.50
Class R6	1,059,327,134	23,977,293	44.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $39.53 [100 / 94.25 x $37.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$6,822,264
Other	151,151
Income on securities loaned	97,919
Dividends from affiliated issuers	48,060
Foreign taxes withheld	(98,589)
Total investment income	$7,020,805
Expenses
Management fee	$10,343,287
Distribution and service fees	1,727,759
Shareholder servicing costs	1,033,586
Administrative services fee	158,261
Independent Trustees' compensation	16,548
Custodian fee	61,061
Shareholder communications	73,492
Audit and tax fees	30,060
Legal fees	7,212
Miscellaneous	139,156
Total expenses	$13,590,422
Reduction of expenses by investment adviser and distributor	(137,093)
Net expenses	$13,453,329
Net investment income (loss)	$(6,432,524)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$337,657,343
Foreign currency	14,382
Net realized gain (loss)	$337,671,725
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$273,074,129
Affiliated issuers	(189,164)
Translation of assets and liabilities in foreign currencies	97
Net unrealized gain (loss)	$272,885,062
Net realized and unrealized gain (loss)	$610,556,787
Change in net assets from operations	$604,124,263
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$(6,432,524)	$(8,702,343)
Net realized gain (loss)	337,671,725	131,368,209
Net unrealized gain (loss)	272,885,062	321,853,771
Change in net assets from operations	$604,124,263	$444,519,637
Total distributions to shareholders	$(245,280,652)	$(114,138,919)
Change in net assets from fund share transactions	$381,594,427	$317,806,445
Total change in net assets	$740,438,038	$648,187,163
Net assets
At beginning of period	2,079,644,451	1,431,457,288
At end of period	$2,820,082,489	$2,079,644,451
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$32.45	$27.56	$33.30	$27.27	$24.11	$23.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.18)	$(0.19)	$(0.23)	$(0.18)(c)	$(0.11)
Net realized and unrealized gain (loss)	8.82	7.31	0.06(g)	9.07	3.92	0.53
Total from investment operations	$8.70	$7.13	$(0.13)	$8.84	$3.74	$0.42
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$37.26	$32.45	$27.56	$33.30	$27.27	$24.11
Total return (%) (r)(s)(t)(x)	28.00(n)	27.51	3.49	34.98	15.83(c)	1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26(a)	1.29	1.30	1.33	1.35(c)	1.36
Expenses after expense reductions (f)	1.24(a)	1.27	1.29	1.31	1.33(c)	1.34
Net investment income (loss)	(0.67)(a)	(0.66)	(0.70)	(0.80)	(0.70)(c)	(0.50)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$1,021,652	$755,202	$549,660	$525,698	$394,878	$400,997
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$23.55	$20.72	$26.86	$22.65	$20.27	$20.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.28)	$(0.30)	$(0.37)	$(0.30)(c)	$(0.24)
Net realized and unrealized gain (loss)	6.28	5.35	(0.23)(g)	7.39	3.26	0.44
Total from investment operations	$6.10	$5.07	$(0.53)	$7.02	$2.96	$0.20
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$25.76	$23.55	$20.72	$26.86	$22.65	$20.27
Total return (%) (r)(s)(t)(x)	27.50(n)	26.58	2.69	34.00	14.97(c)	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01(a)	2.04	2.06	2.08	2.10(c)	2.11
Expenses after expense reductions (f)	1.99(a)	2.02	2.04	2.06	2.08(c)	2.09
Net investment income (loss)	(1.42)(a)	(1.40)	(1.45)	(1.55)	(1.45)(c)	(1.26)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$17,979	$16,502	$18,708	$23,424	$20,143	$22,906

Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$23.62	$20.78	$26.91	$22.70	$20.31	$20.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.28)	$(0.30)	$(0.37)	$(0.31)(c)	$(0.24)
Net realized and unrealized gain (loss)	6.30	5.36	(0.22)(g)	7.39	3.28	0.44
Total from investment operations	$6.12	$5.08	$(0.52)	$7.02	$2.97	$0.20
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$25.85	$23.62	$20.78	$26.91	$22.70	$20.31
Total return (%) (r)(s)(t)(x)	27.51(n)	26.55	2.72	33.92	14.99(c)	0.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01(a)	2.04	2.05	2.08	2.10(c)	2.11
Expenses after expense reductions (f)	2.00(a)	2.03	2.04	2.07	2.09(c)	2.09
Net investment income (loss)	(1.40)(a)	(1.41)	(1.45)	(1.55)	(1.45)(c)	(1.27)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$58,687	$58,057	$59,253	$69,498	$76,724	$85,370
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$37.30	$31.29	$36.82	$29.81	$26.24	$25.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.14)	$(0.14)	$(0.18)	$(0.12)(c)	$(0.07)
Net realized and unrealized gain (loss)	10.20	8.39	0.22(g)	10.00	4.27	0.59
Total from investment operations	$10.11	$8.25	$0.08	$9.82	$4.15	$0.52
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$43.52	$37.30	$31.29	$36.82	$29.81	$26.24
Total return (%) (r)(s)(t)(x)	28.14(n)	27.83	3.76	35.31	16.12(c)	2.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.04	1.05	1.08	1.10(c)	1.12
Expenses after expense reductions (f)	0.99(a)	1.03	1.05	1.07	1.09(c)	1.09
Net investment income (loss)	(0.43)(a)	(0.43)	(0.45)	(0.55)	(0.45)(c)	(0.30)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$474,403	$331,177	$164,593	$180,591	$106,459	$101,635

Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$23.29	$20.51	$26.66	$22.50	$20.15	$19.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.28)	$(0.30)	$(0.37)	$(0.30)(c)	$(0.23)
Net realized and unrealized gain (loss)	6.21	5.30	(0.24)(g)	7.34	3.23	0.44
Total from investment operations	$6.03	$5.02	$(0.54)	$6.97	$2.93	$0.21
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$25.43	$23.29	$20.51	$26.66	$22.50	$20.15
Total return (%) (r)(s)(t)(x)	27.52(n)	26.61	2.67	34.01	14.91(c)	1.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01(a)	2.04	2.05	2.08	2.10(c)	2.11
Expenses after expense reductions (f)	1.99(a)	2.03	2.05	2.07	2.09(c)	2.09
Net investment income (loss)	(1.42)(a)	(1.41)	(1.45)	(1.55)	(1.45)(c)	(1.26)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$5,503	$4,946	$4,652	$5,342	$4,377	$5,647
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$29.65	$25.42	$31.31	$25.85	$22.95	$22.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.23)	$(0.24)	$(0.29)	$(0.23)(c)	$(0.17)
Net realized and unrealized gain (loss)	8.03	6.70	(0.04)(g)	8.56	3.71	0.52
Total from investment operations	$7.88	$6.47	$(0.28)	$8.27	$3.48	$0.35
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$33.64	$29.65	$25.42	$31.31	$25.85	$22.95
Total return (%) (r)(s)(t)(x)	27.87(n)	27.21	3.19	34.68	15.50(c)	1.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.54	1.56	1.58	1.60(c)	1.62
Expenses after expense reductions (f)	1.49(a)	1.53	1.54	1.57	1.59(c)	1.59
Net investment income (loss)	(0.92)(a)	(0.90)	(0.95)	(1.05)	(0.95)(c)	(0.82)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$34,434	$30,149	$32,381	$36,272	$29,130	$35,890

Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$32.39	$27.51	$33.26	$27.24	$24.09	$23.67
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.18)	$(0.19)	$(0.24)	$(0.17)(c)	$(0.12)
Net realized and unrealized gain (loss)	8.81	7.30	0.05(g)	9.07	3.90	0.54
Total from investment operations	$8.69	$7.12	$(0.14)	$8.83	$3.73	$0.42
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$37.19	$32.39	$27.51	$33.26	$27.24	$24.09
Total return (%) (r)(s)(t)(x)	28.02(n)	27.52	3.45	34.98	15.81(c)	1.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.29	1.30	1.33	1.35(c)	1.37
Expenses after expense reductions (f)	1.24(a)	1.28	1.30	1.32	1.34(c)	1.34
Net investment income (loss)	(0.67)(a)	(0.67)	(0.70)	(0.80)	(0.70)(c)	(0.55)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$122,831	$71,489	$52,559	$50,895	$42,346	$57,593
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$34.94	$29.44	$35.05	$28.48	$25.09	$24.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.13)	$(0.13)	$(0.15)	$(0.12)(c)	$(0.07)
Net realized and unrealized gain (loss)	9.53	7.87	0.13(g)	9.53	4.09	0.56
Total from investment operations	$9.45	$7.74	$0.00(w)	$9.38	$3.97	$0.49
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$40.50	$34.94	$29.44	$35.05	$28.48	$25.09
Total return (%) (r)(s)(t)(x)	28.16(n)	27.84	3.72	35.42	16.14(c)	1.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.04	1.05	1.08	1.10(c)	1.12
Expenses after expense reductions (f)	0.99(a)	1.03	1.05	1.07	1.09(c)	1.09
Net investment income (loss)	(0.43)(a)	(0.43)	(0.45)	(0.51)	(0.45)(c)	(0.32)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$25,266	$16,509	$8,384	$10,612	$83,186	$91,974

Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$37.79	$31.64	$37.13	$30.01	$26.38	$25.83
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.10)	$(0.11)	$(0.14)	$(0.09)(c)	$(0.03)
Net realized and unrealized gain (loss)	10.35	8.49	0.23(g)	10.07	4.30	0.58
Total from investment operations	$10.28	$8.39	$0.12	$9.93	$4.21	$0.55
Less distributions declared to shareholders
From net realized gain	$(3.89)	$(2.24)	$(5.61)	$(2.81)	$(0.58)	$—
Net asset value, end of period (x)	$44.18	$37.79	$31.64	$37.13	$30.01	$26.38
Total return (%) (r)(s)(t)(x)	28.23(n)	27.97	3.85	35.45	16.26(c)	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.94	0.96	0.97	0.98(c)	0.99
Expenses after expense reductions (f)	0.88(a)	0.92	0.95	0.96	0.97(c)	0.97
Net investment income (loss)	(0.31)(a)	(0.32)	(0.35)	(0.44)	(0.34)(c)	(0.11)
Portfolio turnover	40(n)	64	69	67	53	49
Net assets at end of period (000 omitted)	$1,059,327	$795,613	$541,266	$477,818	$385,440	$320,645

See Notes to Financial Statements
19

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
21

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
22

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,321,080,381	$15,718,461	$—	$2,336,798,842
Canada	146,010,332	—	—	146,010,332
United Kingdom	123,915,314	—	—	123,915,314
India	52,749,753	—	—	52,749,753
Germany	46,213,196	—	—	46,213,196
Ireland	24,242,016	—	—	24,242,016
Sweden	15,043,605	—	—	15,043,605
Greece	2,738,316	—	—	2,738,316
Mutual Funds	108,195,913	—	—	108,195,913
Total	$2,840,188,826	$15,718,461	$—	$2,855,907,287
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/20	$11,970,842
Change in unrealized appreciation or depreciation	3,747,619
Transfers out of level 3	(15,718,461)
Balance as of 2/28/21	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
23

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $14,190,973. The fair value of the fund's investment securities on loan and a related liability of $14,082,613 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan net of the related collateral is $108,360 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
24

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$38,500,065
Long-term capital gains	75,638,854
Total distributions	$114,138,919
25

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$2,040,305,792
Gross appreciation	856,976,661
Gross depreciation	(41,375,166)
Net unrealized appreciation (depreciation)	$ 815,601,495
As of 8/31/20
Undistributed ordinary income	38,865,327
Undistributed long-term capital gain	83,739,633
Other temporary differences	14,053
Net unrealized appreciation (depreciation)	542,716,530
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$92,576,529	$45,480,404
Class B	2,578,960	1,857,992
Class C	9,212,244	5,934,396
Class I	37,222,351	12,867,161
Class R1	726,956	463,207
Class R2	3,705,529	2,558,233
Class R3	11,238,415	4,552,802
Class R4	2,003,239	737,611
Class R6	86,016,429	39,687,113
Total	$245,280,652	$114,138,919
26

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $136,274, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $166,838 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,104,203
Class B	0.75%	0.25%	1.00%	1.00%	87,956
Class C	0.75%	0.25%	1.00%	1.00%	299,205
Class R1	0.75%	0.25%	1.00%	1.00%	25,731
Class R2	0.25%	0.25%	0.50%	0.50%	80,445
Class R3	—	0.25%	0.25%	0.25%	130,219
Total Distribution and Service Fees					$1,727,759
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for
27

Notes to Financial Statements (unaudited) - continued
accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $650, $4, $15, and $150 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$9,048
Class B	3,723
Class C	3,393
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $125,037, which equated to 0.0102% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $908,549.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0129% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to
28

Notes to Financial Statements (unaudited) - continued
ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $236,874.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $150,949, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $1,088,064,102 and $932,091,140, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,639,648	$130,470,177	6,608,833	$180,870,690
Class B	17,196	432,766	15,794	323,361
Class C	221,557	5,666,178	602,585	12,002,849
Class I	2,696,893	111,720,449	6,561,643	205,619,621
Class R1	20,970	519,879	39,779	798,139
Class R2	144,635	4,730,213	254,722	6,382,302
Class R3	1,256,058	42,104,800	944,202	25,980,926
Class R4	226,931	8,720,322	353,555	10,570,840
Class R6	4,213,345	177,178,813	7,791,109	235,058,472
	12,437,233	$481,543,597	23,172,222	$677,607,200
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,657,076	$90,181,174	1,649,802	$44,577,654
Class B	107,147	2,519,035	91,737	1,809,047
Class C	382,598	9,025,492	262,614	5,194,497
Class I	847,170	33,564,887	370,322	11,483,689
Class R1	31,334	726,956	23,754	463,207
Class R2	118,275	3,626,302	96,986	2,399,424
Class R3	331,810	11,238,415	168,747	4,552,802
Class R4	52,565	1,938,081	25,391	737,611
Class R6	2,042,242	82,118,540	1,195,889	37,538,966
	6,570,217	$234,938,882	3,885,242	$108,756,897
Shares reacquired
Class A	(2,149,890)	$(76,079,677)	(4,932,374)	$(133,082,279)
Class B	(127,210)	(3,230,925)	(309,654)	(6,133,415)
Class C	(792,124)	(20,027,258)	(1,259,077)	(25,521,156)
Class I	(1,522,964)	(63,534,253)	(3,314,100)	(100,520,470)
Class R1	(48,316)	(1,186,293)	(77,881)	(1,593,358)
Class R2	(255,924)	(8,270,654)	(608,642)	(15,267,315)
Class R3	(491,741)	(17,277,544)	(816,398)	(22,076,452)
Class R4	(128,142)	(4,953,429)	(191,235)	(5,574,222)
Class R6	(3,330,664)	(140,328,019)	(5,041,146)	(158,788,985)
	(8,846,975)	$(334,888,052)	(16,550,507)	$(468,557,652)
Net change
Class A	4,146,834	$144,571,674	3,326,261	$92,366,065
Class B	(2,867)	(279,124)	(202,123)	(4,001,007)
Class C	(187,969)	(5,335,588)	(393,878)	(8,323,810)
Class I	2,021,099	81,751,083	3,617,865	116,582,840
Class R1	3,988	60,542	(14,348)	(332,012)
Class R2	6,986	85,861	(256,934)	(6,485,589)
Class R3	1,096,127	36,065,671	296,551	8,457,276
Class R4	151,354	5,704,974	187,711	5,734,229
Class R6	2,924,923	118,969,334	3,945,852	113,808,453
	10,160,475	$381,594,427	10,506,957	$317,806,445
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
30

Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $4,422 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
dMY Technology Group, Inc. II	$—	$25,696,012	$—	$—	$4,543,106	$30,239,118
MFS Institutional Money Market Portfolio	94,206,717	513,468,089	513,561,506	—	—	94,113,300
TS Innovation Acquisitions Corp.	—	29,546,138	—	—	(4,732,270)	24,813,868
	$94,206,717	$568,710,239	$513,561,506	$—	$(189,164)	$149,166,286
31

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
dMY Technology Group, Inc. II	$—	$—
MFS Institutional Money Market Portfolio	48,060	—
TS Innovation Acquisitions Corp.	—	—
	$48,060	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
32

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
33

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Semiannual Report
February 28, 2021
MFS®  Research
International Fund
RIF-SEM

MFS® Research
International Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Roche Holding AG	3.0%
Nestle S.A.	2.8%
Schneider Electric SE	2.6%
Novo Nordisk A.S., “B”	2.4%
Linde PLC	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
AIA Group Ltd.	2.0%
BNP Paribas	1.8%
Daikin Industries Ltd.	1.6%
Diageo PLC	1.6%
Global equity sectors (k)
Capital Goods	22.4%
Financial Services	20.7%
Technology	14.2%
Health Care	11.8%
Consumer Cyclicals	10.2%
Consumer Staples	8.9%
Energy	6.8%
Telecommunications/Cable Television	3.6%
Issuer country weightings (x)
Japan	21.7%
Switzerland	12.0%
France	10.9%
Germany	7.8%
United Kingdom	6.7%
United States	6.6%
Netherlands	5.5%
Hong Kong	5.2%
China	3.9%
Other Countries	19.7%
Currency exposure weightings (y)
Euro	31.7%
Japanese Yen	21.7%
Swiss Franc	12.0%
Hong Kong Dollar	8.2%
British Pound Sterling	7.5%
United States Dollar	5.9%
Danish Krone	2.9%
Australian Dollar	2.7%
Canadian Dollar	1.9%
Other Currencies	5.5%

Portfolio Composition - continued
(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.03%	$1,000.00	$1,107.38	$5.38
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
B	Actual	1.78%	$1,000.00	$1,103.31	$9.28
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
C	Actual	1.78%	$1,000.00	$1,103.45	$9.28
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
I	Actual	0.78%	$1,000.00	$1,108.73	$4.08
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R1	Actual	1.77%	$1,000.00	$1,103.16	$9.23
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
R2	Actual	1.28%	$1,000.00	$1,106.36	$6.68
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R3	Actual	1.03%	$1,000.00	$1,107.23	$5.38
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R4	Actual	0.77%	$1,000.00	$1,109.03	$4.03
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R6	Actual	0.66%	$1,000.00	$1,109.82	$3.45
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
529A	Actual	1.06%	$1,000.00	$1,107.19	$5.54
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
529B	Actual	1.83%	$1,000.00	$1,103.36	$9.54
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
529C	Actual	1.82%	$1,000.00	$1,102.80	$9.49
	Hypothetical (h)	1.82%	$1,000.00	$1,015.77	$9.10
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	607,285	$ 65,295,283
Alcoholic Beverages – 1.6%
Diageo PLC	5,855,109	$ 229,425,139
Apparel Manufacturers – 4.3%
Adidas AG	502,259	$ 175,073,660
Burberry Group PLC (a)	1,856,585	46,959,620
Compagnie Financiere Richemont S.A.	1,009,222	97,166,672
LVMH Moet Hennessy Louis Vuitton SE	467,845	296,351,301
		$615,551,253
Automotive – 2.8%
Continental AG	712,776	$ 102,254,037
Koito Manufacturing Co. Ltd.	2,065,900	137,603,921
Toyota Industries Corp.	1,235,300	106,923,665
USS Co. Ltd.	2,657,800	51,816,880
		$398,598,503
Brokerage & Asset Managers – 1.8%
Euronext N.V.	1,278,572	$ 137,605,435
Hong Kong Exchanges & Clearing Ltd.	2,100,600	127,893,304
		$265,498,739
Business Services – 0.8%
Nomura Research Institute Ltd.	3,583,400	$ 111,272,142
Computer Software – 0.6%
Cadence Design Systems, Inc. (a)	610,736	$ 86,168,742
Topicus.com, Inc. (a)	124,172	6,445,704
		$92,614,446
Computer Software - Systems – 5.4%
Amadeus IT Group S.A. (a)	1,567,874	$ 108,773,861
Constellation Software, Inc.	68,687	88,933,635
EPAM Systems, Inc. (a)	302,667	113,079,418
Fujitsu Ltd.	917,900	132,266,466
Hitachi Ltd.	4,606,000	212,613,594
Samsung Electronics Co. Ltd.	1,627,490	119,354,206
		$775,021,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Techtronic Industries Co. Ltd.	11,968,500	$ 182,695,743
Toto Ltd.	864,100	52,957,408
		$235,653,151
Consumer Products – 1.8%
Kao Corp.	1,881,600	$ 127,001,114
Reckitt Benckiser Group PLC	1,653,057	138,182,348
		$265,183,462
Consumer Services – 1.6%
51job, Inc., ADR (a)	618,538	$ 40,576,093
Carsales.com Ltd.	1,643,964	23,629,223
Naspers Ltd.	360,812	83,887,941
Persol Holdings Co. Ltd.	2,271,100	45,384,392
SEEK Ltd.	1,542,452	30,571,589
		$224,049,238
Containers – 0.7%
Brambles Ltd.	14,007,920	$ 107,539,335
Electrical Equipment – 3.7%
Legrand S.A.	1,807,362	$ 156,834,054
Schneider Electric SE	2,556,602	378,951,671
		$535,785,725
Electronics – 2.5%
Kyocera Corp.	1,538,900	$ 99,705,686
NXP Semiconductors N.V.	712,126	129,998,601
Taiwan Semiconductor Manufacturing Co. Ltd.	6,161,326	134,634,266
		$364,338,553
Energy - Independent – 0.5%
Oil Search Ltd.	22,055,254	$ 72,843,686
Energy - Integrated – 2.3%
Cairn Energy PLC	21,542,034	$ 57,323,614
Eni S.p.A.	6,561,994	75,072,576
Galp Energia SGPS S.A., “B”	9,542,281	106,888,966
Idemitsu Kosan Co. Ltd.	3,255,300	85,996,998
		$325,282,154
Food & Beverages – 3.8%
Danone S.A.	2,143,116	$ 145,993,020
Nestle S.A.	3,831,030	400,096,576
		$546,089,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd. (l)	661,400	$ 46,039,570
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	544,192	$ 104,778,864
Insurance – 5.1%
AIA Group Ltd.	23,263,800	$ 291,080,557
Aon PLC	989,865	225,402,159
Beazley PLC (a)	3,510,441	16,912,202
Hiscox Ltd. (a)	4,213,525	55,415,475
Zurich Insurance Group AG	369,381	150,854,770
		$739,665,163
Internet – 3.8%
NAVER Corp.	340,504	$ 113,652,870
NetEase.com, Inc., ADR	1,754,956	192,781,917
Scout24 AG	913,014	68,794,770
Tencent Holdings Ltd.	1,962,900	167,656,757
		$542,886,314
Leisure & Toys – 1.0%
Nintendo Co. Ltd.	150,000	$ 91,115,906
Yamaha Corp.	1,057,100	59,463,017
		$150,578,923
Machinery & Tools – 6.6%
Daikin Industries Ltd.	1,186,700	$ 233,591,527
GEA Group AG	3,021,639	104,341,662
Kubota Corp.	8,963,200	204,132,444
Ritchie Bros. Auctioneers, Inc.	2,029,424	110,752,394
Schindler Holding AG	519,362	141,709,062
SMC Corp.	271,500	161,404,708
		$955,931,797
Major Banks – 5.7%
Bank of Ireland Group PLC (a)	21,757,141	$ 88,728,690
BNP Paribas	4,367,200	259,642,185
Credit Suisse Group AG	7,633,841	110,145,840
Mitsubishi UFJ Financial Group, Inc.	27,715,200	146,715,812
NatWest Group PLC	37,833,113	97,090,154
UBS Group AG	8,053,043	124,825,929
		$827,148,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.6%
EssilorLuxottica	1,208,182	$ 196,793,918
Koninklijke Philips N.V.	4,181,878	226,827,080
Terumo Corp.	2,649,800	98,860,732
		$522,481,730
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	13,786,000	$ 68,872,680
Natural Gas - Pipeline – 0.8%
APA Group	7,281,034	$ 52,046,202
TC Energy Corp.	1,675,074	70,156,722
		$122,202,924
Other Banks & Diversified Financials – 5.1%
AIB Group PLC (a)	41,643,255	$ 93,605,866
HDFC Bank Ltd. (a)	8,025,329	167,572,495
ING Groep N.V.	10,393,712	113,353,937
Julius Baer Group Ltd.	2,001,176	122,756,687
KBC Group N.V.	1,765,558	127,004,615
Macquarie Group Ltd.	972,683	106,841,469
		$731,135,069
Pharmaceuticals – 8.2%
Bayer AG	1,624,234	$ 98,221,192
Kyowa Kirin Co. Ltd.	6,042,300	168,953,708
Novo Nordisk A.S., “B”	4,784,375	339,972,260
Roche Holding AG	1,307,646	428,311,027
Santen Pharmaceutical Co. Ltd.	10,482,600	144,527,684
		$1,179,985,871
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	2,122,212	$ 168,177,329
Real Estate – 2.9%
ESR Cayman Ltd. (a)	21,674,000	$ 68,600,546
Grand City Properties S.A.	7,075,935	173,652,214
LEG Immobilien AG	1,294,986	176,777,419
		$419,030,179
Restaurants – 0.7%
Yum China Holdings, Inc.	1,565,507	$ 93,679,939

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 8.1%
Akzo Nobel N.V.	1,541,832	$ 159,167,125
Croda International PLC	1,930,771	165,916,134
Kansai Paint Co. Ltd.	2,546,200	67,088,746
Linde PLC	1,319,191	325,019,157
Nitto Denko Corp.	1,656,400	142,334,355
Sika AG	590,582	155,947,668
Symrise AG	1,270,570	148,272,437
		$1,163,745,622
Telecommunications - Wireless – 2.7%
Advanced Info Service Public Co. Ltd.	11,245,000	$ 61,757,010
KDDI Corp.	4,658,800	143,791,472
SoftBank Group Corp.	1,965,000	182,407,008
		$387,955,490
Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	4,411,560	$ 67,812,095
Tele2 AB, “B”	5,281,161	66,640,735
		$134,452,830
Tobacco – 1.7%
British American Tobacco PLC	4,694,942	$ 162,576,394
Japan Tobacco, Inc.	4,529,600	82,114,115
		$244,690,509
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	8,192,000	$ 79,897,995
E.ON SE	6,756,900	68,888,978
Iberdrola S.A.	12,291,881	154,610,844
Orsted A/S (Kingdom of Denmark)	518,022	83,882,716
		$387,280,533
Total Common Stocks (Identified Cost, $10,955,395,600)		$14,220,761,531

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	2,033,964	$ 715,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $280,830,993)	280,834,248	$ 280,834,248
Other Assets, Less Liabilities – (0.5)%		(73,530,229)
Net Assets – 100.0%		$14,428,781,065

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $280,834,248 and $14,221,477,046, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
At February 28, 2021, the fund had cash collateral of $2,280,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,089,658 of securities on loan (identified cost, $10,955,395,600)	$14,221,477,046
Investments in affiliated issuers, at value (identified cost, $280,830,993)	280,834,248
Cash	170,000
Foreign currency, at value (identified cost, $8,755,585)	8,672,055
Restricted cash	2,280,000
Receivables for
Investments sold	21,771,066
Fund shares sold	41,744,111
Interest and dividends	46,413,588
Other assets	84,321
Total assets	$14,623,446,435
Liabilities
Payables for
Investments purchased	$182,029,459
Fund shares reacquired	3,849,688
Payable to affiliates
Investment adviser	1,009,340
Administrative services fee	5,871
Shareholder servicing costs	744,552
Distribution and service fees	33,118
Program manager fees	99
Payable for independent Trustees' compensation	8,218
Deferred country tax expense payable	6,173,323
Accrued expenses and other liabilities	811,702
Total liabilities	$194,665,370
Net assets	$14,428,781,065
Net assets consist of
Paid-in capital	$11,381,833,240
Total distributable earnings (loss)	3,046,947,825
Net assets	$14,428,781,065
Shares of beneficial interest outstanding	655,152,225

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$836,432,654	37,877,662	$22.08
Class B	2,394,086	112,089	21.36
Class C	15,196,897	730,779	20.80
Class I	1,217,607,305	53,163,374	22.90
Class R1	2,333,642	114,716	20.34
Class R2	96,648,433	4,533,580	21.32
Class R3	68,660,637	3,141,999	21.85
Class R4	89,007,429	4,022,806	22.13
Class R6	12,082,822,172	550,628,999	21.94
Class 529A	15,341,600	709,350	21.63
Class 529B	218,678	10,728	20.38
Class 529C	2,117,532	106,143	19.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.43 [100 / 94.25 x $22.08] and $22.95 [100 / 94.25 x $21.63], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$89,865,259
Dividends from affiliated issuers	70,291
Income on securities loaned	38,310
Other	1,145
Foreign taxes withheld	(6,491,092)
Total investment income	$83,483,913
Expenses
Management fee	$41,807,179
Distribution and service fees	1,456,792
Shareholder servicing costs	1,324,081
Program manager fees	4,195
Administrative services fee	268,128
Independent Trustees' compensation	49,722
Custodian fee	807,008
Shareholder communications	70,881
Audit and tax fees	48,678
Legal fees	41,728
Miscellaneous	213,205
Total expenses	$46,091,597
Reduction of expenses by investment adviser and distributor	(714,743)
Net expenses	$45,376,854
Net investment income (loss)	$38,107,059
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(429,318)
Foreign currency	(155,571)
Net realized gain (loss)	$(584,889)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,205,096 increase in deferred country tax)	$1,270,878,005
Translation of assets and liabilities in foreign currencies	(709,319)
Net unrealized gain (loss)	$1,270,168,686
Net realized and unrealized gain (loss)	$1,269,583,797
Change in net assets from operations	$1,307,690,856
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$38,107,059	$132,623,809
Net realized gain (loss)	(584,889)	13,406,325
Net unrealized gain (loss)	1,270,168,686	1,279,457,767
Change in net assets from operations	$1,307,690,856	$1,425,487,901
Total distributions to shareholders	$(135,001,733)	$(195,001,415)
Change in net assets from fund share transactions	$1,563,461,805	$1,638,301,261
Total change in net assets	$2,736,150,928	$2,868,787,747
Net assets
At beginning of period	11,692,630,137	8,823,842,390
At end of period	$14,428,781,065	$11,692,630,137
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.09	$17.89	$19.19	$18.16	$15.83	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.19	$0.32	$0.26	$0.20(c)	$0.25
Net realized and unrealized gain (loss)	2.12	2.33	(0.77)	0.97	2.39	(0.50)
Total from investment operations	$2.15	$2.52	$(0.45)	$1.23	$2.59	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.72)	$(0.20)	$(0.26)	$(0.26)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.32)	$(0.85)	$(0.20)	$(0.26)	$(0.26)
Net asset value, end of period (x)	$22.08	$20.09	$17.89	$19.19	$18.16	$15.83
Total return (%) (r)(s)(t)(x)	10.74(n)	14.19	(1.82)	6.79	16.66(c)	(1.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.07	1.10	1.09	1.12(c)	1.14
Expenses after expense reductions (f)	1.03(a)	1.06	1.09	1.08	1.10(c)	1.11
Net investment income (loss)	0.28(a)(l)	1.02	1.79	1.37	1.25(c)	1.62
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$836,433	$772,695	$622,639	$686,128	$693,538	$971,630
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.36	$17.23	$18.48	$17.48	$15.21	$15.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.04	$0.16	$0.10	$0.10(c)	$0.12
Net realized and unrealized gain (loss)	2.05	2.26	(0.72)	0.95	2.28	(0.47)
Total from investment operations	$2.00	$2.30	$(0.56)	$1.05	$2.38	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.56)	$(0.05)	$(0.11)	$(0.09)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.69)	$(0.05)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$21.36	$19.36	$17.23	$18.48	$17.48	$15.21
Total return (%) (r)(s)(t)(x)	10.33(n)	13.38	(2.63)	6.01	15.77(c)	(2.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.82	1.85	1.84	1.87(c)	1.89
Expenses after expense reductions (f)	1.78(a)	1.81	1.84	1.82	1.85(c)	1.86
Net investment income (loss)	(0.45)(a)(l)	0.21	0.97	0.55	0.61(c)	0.82
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$2,394	$2,631	$3,347	$4,922	$6,228	$7,967
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$18.85	$16.79	$17.99	$17.03	$14.85	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.04	$0.17	$0.08	$0.10(c)	$0.12
Net realized and unrealized gain (loss)	1.99	2.19	(0.70)	0.94	2.21	(0.45)
Total from investment operations	$1.95	$2.23	$(0.53)	$1.02	$2.31	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.54)	$(0.06)	$(0.13)	$(0.13)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.67)	$(0.06)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$20.80	$18.85	$16.79	$17.99	$17.03	$14.85
Total return (%) (r)(s)(t)(x)	10.34(n)	13.36	(2.56)	5.97	15.74(c)	(2.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.82	1.85	1.84	1.87(c)	1.89
Expenses after expense reductions (f)	1.78(a)	1.81	1.84	1.83	1.85(c)	1.86
Net investment income (loss)	(0.45)(a)(l)	0.23	1.05	0.44	0.64(c)	0.85
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$15,197	$17,620	$22,825	$27,800	$48,570	$62,124
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.85	$18.55	$19.87	$18.79	$16.38	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.24	$0.37	$0.26	$0.30(c)	$0.30
Net realized and unrealized gain (loss)	2.20	2.43	(0.80)	1.06	2.42	(0.51)
Total from investment operations	$2.26	$2.67	$(0.43)	$1.32	$2.72	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.37)	$(0.76)	$(0.24)	$(0.31)	$(0.31)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.37)	$(0.89)	$(0.24)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$22.90	$20.85	$18.55	$19.87	$18.79	$16.38
Total return (%) (r)(s)(t)(x)	10.87(n)	14.48	(1.61)	7.05	16.95(c)	(1.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.82	0.85	0.84	0.87(c)	0.89
Expenses after expense reductions (f)	0.78(a)	0.81	0.84	0.83	0.86(c)	0.86
Net investment income (loss)	0.52(a)(l)	1.25	2.03	1.31	1.79(c)	1.86
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$1,217,607	$898,821	$593,064	$658,193	$1,099,134	$2,187,011
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$18.45	$16.46	$17.72	$16.80	$14.63	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.03	$0.15	$0.11	$0.09(c)	$0.11
Net realized and unrealized gain (loss)	1.95	2.17	(0.69)	0.90	2.20	(0.44)
Total from investment operations	$1.90	$2.20	$(0.54)	$1.01	$2.29	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.21)	$(0.59)	$(0.09)	$(0.12)	$(0.12)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.01)	$(0.21)	$(0.72)	$(0.09)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$20.34	$18.45	$16.46	$17.72	$16.80	$14.63
Total return (%) (r)(s)(t)(x)	10.32(n)	13.40	(2.62)	5.99	15.79(c)	(2.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.82	1.85	1.84	1.87(c)	1.89
Expenses after expense reductions (f)	1.77(a)	1.81	1.84	1.83	1.85(c)	1.86
Net investment income (loss)	(0.49)(a)(l)	0.19	0.95	0.60	0.61(c)	0.78
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$2,334	$1,628	$1,751	$2,153	$2,089	$2,418
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.37	$17.25	$18.53	$17.55	$15.31	$15.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.13	$0.26	$0.19	$0.17(c)	$0.21
Net realized and unrealized gain (loss)	2.06	2.26	(0.75)	0.95	2.30	(0.48)
Total from investment operations	$2.06	$2.39	$(0.49)	$1.14	$2.47	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.27)	$(0.66)	$(0.16)	$(0.23)	$(0.22)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.27)	$(0.79)	$(0.16)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$21.32	$19.37	$17.25	$18.53	$17.55	$15.31
Total return (%) (r)(s)(t)(x)	10.64(n)	13.95	(2.14)	6.49	16.37(c)	(1.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.32	1.35	1.34	1.37(c)	1.39
Expenses after expense reductions (f)	1.28(a)	1.31	1.34	1.33	1.35(c)	1.36
Net investment income (loss)	0.04(a)(l)	0.73	1.51	1.04	1.10(c)	1.38
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$96,648	$89,943	$98,935	$121,197	$132,988	$152,133
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.88	$17.70	$18.99	$17.98	$15.67	$16.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.18	$0.30	$0.25	$0.22(c)	$0.24
Net realized and unrealized gain (loss)	2.10	2.32	(0.75)	0.96	2.35	(0.48)
Total from investment operations	$2.13	$2.50	$(0.45)	$1.21	$2.57	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.71)	$(0.20)	$(0.26)	$(0.25)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.16)	$(0.32)	$(0.84)	$(0.20)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$21.85	$19.88	$17.70	$18.99	$17.98	$15.67
Total return (%) (r)(s)(t)(x)	10.72(n)	14.21	(1.83)	6.75	16.67(c)	(1.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.07	1.10	1.09	1.12(c)	1.14
Expenses after expense reductions (f)	1.03(a)	1.06	1.09	1.08	1.10(c)	1.11
Net investment income (loss)	0.28(a)(l)	0.99	1.73	1.31	1.37(c)	1.59
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$68,661	$63,920	$61,214	$82,289	$91,653	$126,980
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$20.15	$17.93	$19.25	$18.21	$15.86	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.23	$0.36	$0.30	$0.28(c)	$0.30
Net realized and unrealized gain (loss)	2.14	2.35	(0.78)	0.98	2.35	(0.50)
Total from investment operations	$2.19	$2.58	$(0.42)	$1.28	$2.63	$(0.20)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.36)	$(0.77)	$(0.24)	$(0.28)	$(0.30)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.36)	$(0.90)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$22.13	$20.15	$17.93	$19.25	$18.21	$15.86
Total return (%) (r)(s)(t)(x)	10.90(n)	14.49	(1.65)	7.07	16.92(c)	(1.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.82	0.85	0.84	0.87(c)	0.89
Expenses after expense reductions (f)	0.77(a)	0.81	0.84	0.83	0.86(c)	0.86
Net investment income (loss)	0.43(a)(l)	1.24	2.04	1.57	1.73(c)	1.93
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$89,007	$41,619	$54,352	$58,578	$63,884	$148,243
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.99	$17.80	$19.11	$18.10	$15.79	$16.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.25	$0.38	$0.34	$0.28(c)	$0.31
Net realized and unrealized gain (loss)	2.11	2.33	(0.77)	0.95	2.36	(0.50)
Total from investment operations	$2.18	$2.58	$(0.39)	$1.29	$2.64	$(0.19)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.39)	$(0.79)	$(0.28)	$(0.33)	$(0.32)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.23)	$(0.39)	$(0.92)	$(0.28)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$21.94	$19.99	$17.80	$19.11	$18.10	$15.79
Total return (%) (r)(s)(t)(x)	10.93(n)	14.61	(1.48)	7.12	17.07(c)	(1.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.71	0.74	0.74	0.77(c)	0.79
Expenses after expense reductions (f)	0.66(a)	0.70	0.73	0.73	0.76(c)	0.76
Net investment income (loss)	0.63(a)(l)	1.37	2.18	1.80	1.72(c)	2.02
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$12,082,822	$9,787,763	$7,350,641	$6,756,773	$5,228,377	$2,766,544
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$19.68	$17.52	$18.83	$17.84	$15.61	$16.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.17	$0.31	$0.26	$0.23(c)	$0.19
Net realized and unrealized gain (loss)	2.07	2.31	(0.77)	0.95	2.31	(0.44)
Total from investment operations	$2.10	$2.48	$(0.46)	$1.21	$2.54	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.32)	$(0.72)	$(0.22)	$(0.31)	$(0.26)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.32)	$(0.85)	$(0.22)	$(0.31)	$(0.26)
Net asset value, end of period (x)	$21.63	$19.68	$17.52	$18.83	$17.84	$15.61
Total return (%) (r)(s)(t)(x)	10.72(n)	14.23	(1.94)	6.78	16.60(c)	(1.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09(a)	1.12	1.15	1.15	1.22(c)	1.23
Expenses after expense reductions (f)	1.06(a)	1.09	1.13	1.11	1.13(c)	1.13
Net investment income (loss)	0.25(a)(l)	0.96	1.77	1.37	1.39(c)	1.22
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$15,342	$13,072	$11,805	$12,615	$10,464	$9,101
See Notes to Financial Statements

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$18.48	$16.47	$17.72	$16.79	$14.78	$15.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.03	$0.16	$0.10	$0.09(c)	$0.05
Net realized and unrealized gain (loss)	1.95	2.16	(0.71)	0.90	2.18	(0.39)
Total from investment operations	$1.90	$2.19	$(0.55)	$1.00	$2.27	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.57)	$(0.07)	$(0.26)	$(0.07)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$—	$(0.18)	$(0.70)	$(0.07)	$(0.26)	$(0.07)
Net asset value, end of period (x)	$20.38	$18.48	$16.47	$17.72	$16.79	$14.78
Total return (%) (r)(s)(t)(x)	10.28(n)	13.33	(2.64)	5.94	15.68(c)	(2.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.87	1.90	1.90	1.97(c)	1.98
Expenses after expense reductions (f)	1.83(a)	1.86	1.89	1.88	1.90(c)	1.90
Net investment income (loss)	(0.50)(a)(l)	0.16	1.00	0.56	0.58(c)	0.37
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$219	$230	$287	$358	$386	$434
See Notes to Financial Statements

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$18.10	$16.13	$17.38	$16.51	$14.53	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.03	$0.15	$0.09	$0.10(c)	$0.07
Net realized and unrealized gain (loss)	1.91	2.12	(0.69)	0.89	2.15	(0.41)
Total from investment operations	$1.86	$2.15	$(0.54)	$0.98	$2.25	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.18)	$(0.58)	$(0.11)	$(0.27)	$(0.14)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions declared to shareholders	$(0.01)	$(0.18)	$(0.71)	$(0.11)	$(0.27)	$(0.14)
Net asset value, end of period (x)	$19.95	$18.10	$16.13	$17.38	$16.51	$14.53
Total return (%) (r)(s)(t)(x)	10.28(n)	13.39	(2.68)	5.93	15.78(c)	(2.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84(a)	1.87	1.90	1.90	1.97(c)	1.99
Expenses after expense reductions (f)	1.82(a)	1.85	1.89	1.87	1.89(c)	1.90
Net investment income (loss)	(0.49)(a)(l)	0.18	0.95	0.53	0.63(c)	0.47
Portfolio turnover	10(n)	22	22	25	33	40
Net assets at end of period (000 omitted)	$2,118	$2,688	$2,981	$3,572	$3,856	$3,298

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$844,496,485	$2,291,586,585	$—	$3,136,083,070
Switzerland	1,732,529,746	—	—	1,732,529,746
France	1,572,171,584	—	—	1,572,171,584
Germany	1,116,276,369	—	—	1,116,276,369
United Kingdom	969,801,080	—	—	969,801,080
Netherlands	797,524,072	—	—	797,524,072
Hong Kong	622,274,841	127,893,304	—	750,168,145
United States	749,669,476	—	—	749,669,476
China	563,567,386	—	—	563,567,386
Other Countries	2,200,144,557	633,541,561	—	2,833,686,118
Mutual Funds	280,834,248	—	—	280,834,248
Total	$11,449,289,844	$3,053,021,450	$—	$14,502,311,294
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required

Notes to Financial Statements (unaudited) - continued
collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,089,658. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $2,214,617 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

Notes to Financial Statements (unaudited) - continued
tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$195,001,415
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$11,303,928,328
Gross appreciation	3,563,251,144
Gross depreciation	(364,868,178)
Net unrealized appreciation (depreciation)	$ 3,198,382,966
As of 8/31/20
Undistributed ordinary income	96,527,606
Capital loss carryforwards	(146,534,521)
Other temporary differences	1,965,752
Net unrealized appreciation (depreciation)	1,922,299,865
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(57,210,176)
Long-Term	(89,324,345)
Total	$(146,534,521)

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$6,373,941	$11,396,464
Class B	—	30,070
Class C	—	220,193
Class I	10,184,538	11,272,253
Class R1	1,070	22,306
Class R2	476,506	1,489,011
Class R3	492,210	1,090,789
Class R4	503,547	725,317
Class R6	116,864,930	168,508,766
Class 529A	103,537	212,373
Class 529B	—	3,033
Class 529C	1,454	30,840
Total	$135,001,733	$195,001,415
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $713,068, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,691 and $2,547 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,013,407
Class B	0.75%	0.25%	1.00%	1.00%	12,540
Class C	0.75%	0.25%	1.00%	1.00%	80,489
Class R1	0.75%	0.25%	1.00%	1.00%	8,908
Class R2	0.25%	0.25%	0.50%	0.50%	227,412
Class R3	—	0.25%	0.25%	0.25%	82,901
Class 529A	—	0.25%	0.25%	0.23%	17,588
Class 529B	0.75%	0.25%	1.00%	1.00%	1,104
Class 529C	0.75%	0.25%	1.00%	0.99%	12,443
Total Distribution and Service Fees					$1,456,792
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $189, $6, $205, $1,217, and $58 for Class A, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$1,582
Class B	728
Class C	229
Class 529B	—
Class 529C	5
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2021, were as follows:
Fee
Class 529A	$3,518
Class 529B	55
Class 529C	622
Total Program Manager Fees	$4,195
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $86,991, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,237,090.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0042% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $11,240,573.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short-term obligations, aggregated $2,653,658,082 and $1,233,090,959, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,159,883	$87,625,659	13,963,138	$243,893,288
Class B	546	12,000	434	8,259
Class C	39,851	815,500	160,107	2,687,377
Class I	16,832,034	375,186,734	28,023,915	529,889,314
Class R1	41,623	850,158	15,393	258,945
Class R2	523,986	11,217,903	635,974	10,968,211
Class R3	425,729	8,979,553	1,005,627	18,100,300
Class R4	2,328,056	50,812,089	506,755	9,333,025
Class R6	64,638,204	1,396,587,213	95,811,233	1,741,916,575
Class 529A	73,609	1,552,216	103,747	1,834,726
Class 529B	70	1,381	266	4,879
Class 529C	6,030	114,571	15,983	273,521
	89,069,621	$1,933,754,977	140,242,572	$2,559,168,420

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	226,334	$4,852,592	437,182	$8,358,920
Class B	—	—	1,242	23,006
Class C	—	—	9,214	166,220
Class I	403,189	8,958,852	442,527	8,766,464
Class R1	54	1,070	1,263	22,306
Class R2	22,928	474,842	79,497	1,469,099
Class R3	23,207	492,210	57,653	1,090,789
Class R4	22,208	476,800	37,248	713,292
Class R6	5,117,127	108,943,629	8,352,804	158,536,225
Class 529A	4,868	102,228	11,339	212,373
Class 529B	—	—	171	3,033
Class 529C	75	1,454	1,781	30,840
	5,819,990	$124,303,677	9,431,921	$179,392,567
Shares reacquired
Class A	(4,968,991)	$(106,413,010)	(10,752,192)	$(192,913,401)
Class B	(24,356)	(497,615)	(59,995)	(1,061,298)
Class C	(243,929)	(4,827,421)	(594,255)	(10,250,272)
Class I	(7,178,874)	(162,152,753)	(17,336,911)	(307,238,171)
Class R1	(15,198)	(299,229)	(34,780)	(565,446)
Class R2	(655,953)	(13,502,350)	(1,806,604)	(32,098,920)
Class R3	(522,511)	(10,973,211)	(1,306,755)	(23,979,131)
Class R4	(392,801)	(8,382,377)	(1,510,071)	(28,331,024)
Class R6	(8,733,107)	(185,878,400)	(27,561,757)	(500,610,866)
Class 529A	(33,493)	(696,275)	(124,476)	(2,251,083)
Class 529B	(1,814)	(34,841)	(5,399)	(91,935)
Class 529C	(48,531)	(939,367)	(53,968)	(868,179)
	(22,819,558)	$(494,596,849)	(61,147,163)	$(1,100,259,726)

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(582,774)	$(13,934,759)	3,648,128	$59,338,807
Class B	(23,810)	(485,615)	(58,319)	(1,030,033)
Class C	(204,078)	(4,011,921)	(424,934)	(7,396,675)
Class I	10,056,349	221,992,833	11,129,531	231,417,607
Class R1	26,479	551,999	(18,124)	(284,195)
Class R2	(109,039)	(1,809,605)	(1,091,133)	(19,661,610)
Class R3	(73,575)	(1,501,448)	(243,475)	(4,788,042)
Class R4	1,957,463	42,906,512	(966,068)	(18,284,707)
Class R6	61,022,224	1,319,652,442	76,602,280	1,399,841,934
Class 529A	44,984	958,169	(9,390)	(203,984)
Class 529B	(1,744)	(33,460)	(4,962)	(84,023)
Class 529C	(42,426)	(823,342)	(36,204)	(563,818)
	72,070,053	$1,563,461,805	88,527,330	$1,638,301,261
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 64%, 3%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $25,724 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,231,063	$1,271,817,142	$1,108,213,957	$—	$—	$280,834,248

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$70,291	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
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OVERNIGHT MAIL
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Semiannual Report
February 28, 2021
MFS®  Technology Fund
SCT-SEM

MFS® Technology Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	9.8%
Amazon.com, Inc.	8.9%
Alphabet, Inc., “A”	4.3%
Mastercard, Inc., “A”	4.0%
PayPal Holdings, Inc.	3.9%
Adobe Systems, Inc.	3.3%
Facebook, Inc., “A”	3.2%
Apple, Inc.	2.9%
Booking Holdings, Inc.	2.7%
Global Payments, Inc.	2.5%
Top five industries
Computer Software	25.1%
Internet	16.0%
Electronics	11.3%
Computer Software - Systems	11.1%
Specialty Stores	9.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	1.13%	$1,000.00	$1,075.60	$5.82
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$1,071.63	$9.66
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.88%	$1,000.00	$1,071.61	$9.66
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.88%	$1,000.00	$1,077.04	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R1	Actual	1.88%	$1,000.00	$1,071.57	$9.66
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$1,074.22	$7.10
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.13%	$1,000.00	$1,075.66	$5.82
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R4	Actual	0.88%	$1,000.00	$1,076.87	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R6	Actual	0.78%	$1,000.00	$1,077.54	$4.02
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Biotechnology – 0.2%
Adaptive Biotechnologies Corp. (a)	73,910	$ 4,181,089
Brokerage & Asset Managers – 0.3%
NASDAQ, Inc.	7,936	$ 1,097,469
Tradeweb Markets, Inc.	66,693	4,854,584
		$5,952,053
Business Services – 8.7%
Clarivate PLC (a)	543,621	$ 12,367,378
Endava PLC, ADR (a)	235,281	20,810,605
Global Payments, Inc.	270,660	53,587,980
Nuvei Corp. (a)	184,389	9,597,447
PayPal Holdings, Inc. (a)	329,882	85,719,838
Verisk Analytics, Inc., “A”	40,365	6,613,805
		$188,697,053
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	32,030	$ 19,647,843
Computer Software – 25.1%
Adobe Systems, Inc. (a)	154,822	$ 71,167,029
Asana, Inc. (a)	299,731	10,379,684
Atlassian Corp. PLC, “A” (a)	65,451	15,557,703
Autodesk, Inc. (a)	87,315	24,098,940
Bentley Systems, Inc., “B”	65,093	2,887,525
Black Knight, Inc. (a)	173,426	13,300,040
DocuSign, Inc. (a)	66,568	15,088,303
Dun & Bradstreet Holdings, Inc. (a)	426,115	9,314,874
Eventbrite, Inc. (a)	426,231	8,469,210
Lyft, Inc. (a)	178,013	9,915,324
Microsoft Corp. (s)	918,476	213,435,453
Okta, Inc. (a)	68,518	17,914,031
Ping Identity Holding Corp. (a)	204,421	4,789,584
Qualtrics International, “A” (a)	136,522	5,187,836
RAKUS Co. Ltd. (l)	61,700	1,066,198
RingCentral, Inc. (a)	94,633	35,786,415
salesforce.com, inc. (a)	224,358	48,573,507
Topicus.com, Inc. (a)	26,260	1,363,143
Twilio, Inc., “A” (a)	56,359	22,142,324
Zendesk, Inc. (a)	117,134	17,117,963
		$547,555,086
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 11.1%
Apple, Inc. (s)	526,152	$ 63,801,191
Constellation Software, Inc.	14,120	18,282,105
Descartes Systems Group, Inc. (a)	183,874	10,765,717
EPAM Systems, Inc. (a)	50,591	18,901,303
HubSpot, Inc. (a)	55,207	28,431,605
Q2 Holdings, Inc. (a)	103,723	12,641,759
ServiceNow, Inc. (a)	77,293	41,232,724
Square, Inc., “A” (a)	74,594	17,158,858
TransUnion	126,436	10,647,176
Wix.com Ltd. (a)	55,796	19,448,812
		$241,311,250
Consumer Services – 3.9%
Booking Holdings, Inc. (a)	25,190	$ 58,655,167
Uber Technologies, Inc. (a)	487,610	25,233,817
		$83,888,984
Electronics – 11.3%
Advanced Micro Devices (a)	546,046	$ 46,146,347
Allegro MicroSystems, Inc. (a)	325,419	8,506,453
ASML Holding N.V.	28,516	16,171,138
KLA Corp.	91,538	28,489,372
Lam Research Corp.	68,863	39,058,405
Marvell Technology Group Ltd.	431,589	20,837,117
Micron Technology, Inc. (a)	85,856	7,858,400
NVIDIA Corp.	82,166	45,074,624
Skyworks Solutions, Inc.	155,792	27,702,933
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,455	7,361,823
		$247,206,612
Gaming & Lodging – 0.6%
DraftKings, Inc. (a)	215,477	$ 13,258,300
Internet – 16.0%
Alibaba Group Holding Ltd., ADR (a)	148,328	$ 35,266,465
Allegro.eu S.A. (a)	299,980	5,148,689
Alphabet, Inc., “A” (a)	46,730	94,483,854
Facebook, Inc., “A” (a)	274,539	70,726,737
Farfetch Ltd., “A” (a)	225,928	14,884,137
Match Group, Inc. (a)	127,282	19,455,054
Mercadolibre, Inc. (a)	8,201	13,434,140
NetEase.com, Inc., ADR	198,453	21,800,062
Pinterest, Inc. (a)	249,277	20,086,741
Sea Ltd., ADR (a)	50,782	11,968,810
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Tencent Holdings Ltd.	495,500	$ 42,322,035
		$349,576,724
Leisure & Toys – 3.0%
Activision Blizzard, Inc.	347,533	$ 33,227,630
Electronic Arts, Inc.	97,961	13,123,835
Take-Two Interactive Software, Inc. (a)	102,167	18,845,725
		$65,197,190
Medical & Health Technology & Services – 0.5%
Guardant Health, Inc. (a)	69,204	$ 10,185,445
Medical Equipment – 0.8%
Bio-Techne Corp.	36,127	$ 13,066,774
Maravai Lifesciences Holdings, Inc., “A” (a)	150,746	4,902,260
		$17,969,034
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	248,090	$ 87,786,647
Visa, Inc., “A”	242,288	51,459,548
		$139,246,195
Specialty Stores – 9.9%
Amazon.com, Inc. (a)(s)	62,617	$ 193,669,998
Chewy, Inc., “A” (a)	143,848	14,609,203
Pinduoduo, Inc., ADR (a)	24,593	4,209,338
Shopify, Inc. (a)	3,119	3,995,345
		$216,483,884
Total Common Stocks (Identified Cost, $1,010,663,926)		$2,150,356,742
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $23,906,471)	23,906,709	$ 23,906,709
Other Assets, Less Liabilities – 0.2%		4,285,991
Net Assets – 100.0%		$2,178,549,442

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,906,709 and $2,150,356,742, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
7

Portfolio of Investments (unaudited) – continued
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At February 28, 2021, the fund had liquid securities with an aggregate value of $537,068 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $518,339 of securities on loan (identified cost, $1,010,663,926)	$2,150,356,742
Investments in affiliated issuers, at value (identified cost, $23,906,471)	23,906,709
Receivables for
Investments sold	13,313,970
Fund shares sold	3,904,539
Interest and dividends	774,923
Other assets	54,169
Total assets	$2,192,311,052
Liabilities
Payable to custodian	$24,581
Payables for
Investments purchased	9,828,806
Fund shares reacquired	2,996,429
Payable to affiliates
Investment adviser	170,456
Administrative services fee	3,079
Shareholder servicing costs	579,370
Distribution and service fees	52,875
Payable for independent Trustees' compensation	1,708
Accrued expenses and other liabilities	104,306
Total liabilities	$13,761,610
Net assets	$2,178,549,442
Net assets consist of
Paid-in capital	$942,345,246
Total distributable earnings (loss)	1,236,204,196
Net assets	$2,178,549,442
Shares of beneficial interest outstanding	32,500,520
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$793,563,211	11,993,079	$66.17
Class B	43,020,735	781,873	55.02
Class C	182,123,489	3,317,899	54.89
Class I	592,955,626	8,271,362	71.69
Class R1	10,865,299	198,408	54.76
Class R2	37,361,429	599,878	62.28
Class R3	115,307,671	1,743,834	66.12
Class R4	37,162,320	533,916	69.60
Class R6	366,189,662	5,060,271	72.37

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $70.21 [100 / 94.25 x $66.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,087,995
Other	60,405
Dividends from affiliated issuers	15,349
Income on securities loaned	1,615
Foreign taxes withheld	(24,069)
Total investment income	$3,141,295
Expenses
Management fee	$7,452,867
Distribution and service fees	2,338,114
Shareholder servicing costs	1,056,042
Administrative services fee	133,769
Independent Trustees' compensation	13,017
Custodian fee	50,875
Shareholder communications	34,432
Audit and tax fees	30,813
Legal fees	6,865
Dividend and interest expense on securities sold short	100,591
Interest expense and fees	4,069
Miscellaneous	110,033
Total expenses	$11,331,487
Reduction of expenses by investment adviser and distributor	(114,893)
Net expenses	$11,216,594
Net investment income (loss)	$(8,075,299)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$139,383,699
Written options	1,392,308
Securities sold short	(11,478,430)
Foreign currency	(11,654)
Net realized gain (loss)	$129,285,923
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,947,753
Net realized and unrealized gain (loss)	$161,233,676
Change in net assets from operations	$153,158,377
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$(8,075,299)	$(10,142,571)
Net realized gain (loss)	129,285,923	101,865,379
Net unrealized gain (loss)	31,947,753	551,264,892
Change in net assets from operations	$153,158,377	$642,987,700
Total distributions to shareholders	$(109,215,038)	$(27,686,049)
Change in net assets from fund share transactions	$91,198,425	$162,189,967
Total change in net assets	$135,141,764	$777,491,618
Net assets
At beginning of period	2,043,407,678	1,265,916,060
At end of period	$2,178,549,442	$2,043,407,678
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$64.90	$44.73	$45.65	$35.67	$28.27	$24.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.35)	$(0.27)	$(0.26)	$(0.19)(c)	$(0.12)
Net realized and unrealized gain (loss)	5.04	21.50	1.24	11.61	8.13	4.76
Total from investment operations	$4.78	$21.15	$0.97	$11.35	$7.94	$4.64
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$66.17	$64.90	$44.73	$45.65	$35.67	$28.27
Total return (%) (r)(s)(t)(x)	7.56(n)	48.23	2.97	32.79	28.58(c)	19.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.18	1.19	1.24	1.24(c)	1.27
Expenses after expense reductions (f)	1.13(a)	1.16	1.18	1.22	1.23(c)	1.26
Net investment income (loss)	(0.82)(a)	(0.71)	(0.64)	(0.66)	(0.63)(c)	(0.48)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$793,563	$745,157	$471,468	$484,477	$359,698	$320,898
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.12(a)	1.13	1.15	1.16	1.19(c)	1.24
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$54.73	$38.16	$39.55	$31.31	$25.06	$22.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.42)	$(0.61)	$(0.50)	$(0.49)	$(0.38)(c)	$(0.28)
Net realized and unrealized gain (loss)	4.22	18.16	1.00	10.10	7.17	4.24
Total from investment operations	$3.80	$17.55	$0.50	$9.61	$6.79	$3.96
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$55.02	$54.73	$38.16	$39.55	$31.31	$25.06
Total return (%) (r)(s)(t)(x)	7.16(n)	47.07	2.21	31.77	27.64(c)	18.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.93	1.94	1.99	1.99(c)	2.02
Expenses after expense reductions (f)	1.88(a)	1.92	1.93	1.98	1.98(c)	2.01
Net investment income (loss)	(1.57)(a)	(1.46)	(1.39)	(1.41)	(1.38)(c)	(1.22)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$43,021	$46,224	$41,017	$45,337	$34,396	$25,990
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.87(a)	1.88	1.90	1.92	1.94(c)	1.99
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$54.61	$38.07	$39.47	$31.24	$25.01	$22.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.42)	$(0.61)	$(0.50)	$(0.49)	$(0.38)(c)	$(0.28)
Net realized and unrealized gain (loss)	4.21	18.13	0.99	10.09	7.15	4.23
Total from investment operations	$3.79	$17.52	$0.49	$9.60	$6.77	$3.95
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$54.89	$54.61	$38.07	$39.47	$31.24	$25.01
Total return (%) (r)(s)(t)(x)	7.16(n)	47.11	2.19	31.81	27.62(c)	18.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.93	1.94	1.98	1.99(c)	2.02
Expenses after expense reductions (f)	1.88(a)	1.92	1.93	1.97	1.98(c)	2.01
Net investment income (loss)	(1.57)(a)	(1.46)	(1.40)	(1.41)	(1.38)(c)	(1.23)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$182,123	$183,286	$128,817	$128,707	$101,656	$73,071
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.87(a)	1.88	1.91	1.92	1.94(c)	2.00
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$69.94	$48.02	$48.74	$37.90	$29.93	$25.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.25)	$(0.18)	$(0.18)	$(0.13)(c)	$(0.07)
Net realized and unrealized gain (loss)	5.46	23.15	1.35	12.39	8.64	5.03
Total from investment operations	$5.26	$22.90	$1.17	$12.21	$8.51	$4.96
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$71.69	$69.94	$48.02	$48.74	$37.90	$29.93
Total return (%) (r)(s)(t)(x)	7.70(n)	48.57	3.20	33.14	28.91(c)	19.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.93	0.94	0.99	0.99(c)	1.02
Expenses after expense reductions (f)	0.88(a)	0.92	0.93	0.98	0.98(c)	1.01
Net investment income (loss)	(0.57)(a)	(0.46)	(0.40)	(0.41)	(0.39)(c)	(0.24)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$592,956	$561,531	$315,655	$303,359	$174,275	$96,700
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.87(a)	0.88	0.91	0.92	0.95(c)	1.00
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$54.49	$37.99	$39.39	$31.18	$24.96	$22.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.42)	$(0.62)	$(0.50)	$(0.49)	$(0.38)(c)	$(0.28)
Net realized and unrealized gain (loss)	4.20	18.10	0.99	10.07	7.14	4.22
Total from investment operations	$3.78	$17.48	$0.49	$9.58	$6.76	$3.94
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$54.76	$54.49	$37.99	$39.39	$31.18	$24.96
Total return (%) (r)(s)(t)(x)	7.16(n)	47.10	2.19	31.80	27.63(c)	18.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89(a)	1.93	1.94	1.99	1.99(c)	2.02
Expenses after expense reductions (f)	1.88(a)	1.91	1.93	1.98	1.98(c)	2.01
Net investment income (loss)	(1.57)(a)	(1.47)	(1.40)	(1.41)	(1.38)(c)	(1.22)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$10,865	$9,882	$5,715	$5,534	$4,256	$3,073
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.87(a)	1.88	1.91	1.92	1.95(c)	1.99
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$61.36	$42.45	$43.55	$34.17	$27.17	$23.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.32)	$(0.45)	$(0.36)	$(0.35)	$(0.26)(c)	$(0.18)
Net realized and unrealized gain (loss)	4.75	20.34	1.15	11.10	7.80	4.58
Total from investment operations	$4.43	$19.89	$0.79	$10.75	$7.54	$4.40
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$62.28	$61.36	$42.45	$43.55	$34.17	$27.17
Total return (%) (r)(s)(t)(x)	7.42(n)	47.84	2.69	32.46	28.27(c)	18.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39(a)	1.43	1.44	1.48	1.49(c)	1.52
Expenses after expense reductions (f)	1.38(a)	1.42	1.43	1.48	1.49(c)	1.51
Net investment income (loss)	(1.07)(a)	(0.97)	(0.90)	(0.91)	(0.89)(c)	(0.72)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$37,361	$38,511	$29,339	$28,071	$23,625	$17,031
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.37(a)	1.38	1.41	1.42	1.45(c)	1.49
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$64.85	$44.71	$45.63	$35.66	$28.26	$24.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.35)	$(0.27)	$(0.27)	$(0.20)(c)	$(0.13)
Net realized and unrealized gain (loss)	5.04	21.47	1.24	11.61	8.14	4.77
Total from investment operations	$4.78	$21.12	$0.97	$11.34	$7.94	$4.64
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$66.12	$64.85	$44.71	$45.63	$35.66	$28.26
Total return (%) (r)(s)(t)(x)	7.57(n)	48.18	2.97	32.77	28.59(c)	19.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.18	1.19	1.24	1.24(c)	1.27
Expenses after expense reductions (f)	1.13(a)	1.17	1.18	1.23	1.23(c)	1.26
Net investment income (loss)	(0.82)(a)	(0.71)	(0.65)	(0.66)	(0.65)(c)	(0.49)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$115,308	$109,884	$80,242	$79,534	$53,199	$20,180
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.12(a)	1.13	1.16	1.17	1.20(c)	1.25
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$68.01	$46.72	$47.47	$36.95	$29.19	$25.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.24)	$(0.17)	$(0.17)	$(0.13)(c)	$(0.06)
Net realized and unrealized gain (loss)	5.29	22.51	1.31	12.06	8.43	4.90
Total from investment operations	$5.10	$22.27	$1.14	$11.89	$8.30	$4.84
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$69.60	$68.01	$46.72	$47.47	$36.95	$29.19
Total return (%) (r)(s)(t)(x)	7.69(n)	48.57	3.22	33.12	28.92(c)	19.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.93	0.94	0.99	0.99(c)	1.02
Expenses after expense reductions (f)	0.88(a)	0.92	0.93	0.98	0.99(c)	1.01
Net investment income (loss)	(0.57)(a)	(0.47)	(0.40)	(0.41)	(0.39)(c)	(0.24)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$37,162	$32,530	$25,310	$23,004	$14,443	$8,141
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.87(a)	0.89	0.91	0.92	0.95(c)	1.00
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$70.54	$48.38	$49.03	$38.09	$30.05	$26.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.20)	$(0.13)	$(0.13)	$(0.10)(c)	$(0.04)
Net realized and unrealized gain (loss)	5.50	23.34	1.37	12.44	8.68	5.05
Total from investment operations	$5.34	$23.14	$1.24	$12.31	$8.58	$5.01
Less distributions declared to shareholders
From net realized gain	$(3.51)	$(0.98)	$(1.89)	$(1.37)	$(0.54)	$(0.99)
Net asset value, end of period (x)	$72.37	$70.54	$48.38	$49.03	$38.09	$30.05
Total return (%) (r)(s)(t)(x)	7.75(n)	48.71	3.33	33.24	29.03(c)	19.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.84	0.84	0.89	0.90(c)	0.92
Expenses after expense reductions (f)	0.78(a)	0.82	0.83	0.88	0.89(c)	0.91
Net investment income (loss)	(0.47)(a)	(0.37)	(0.30)	(0.31)	(0.30)(c)	(0.13)
Portfolio turnover	19(n)	46	32	30	43	30
Net assets at end of period (000 omitted)	$366,190	$316,404	$168,352	$138,924	$95,534	$33,411
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.76(a)	0.79	0.81	0.82	0.85(c)	0.90

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
22

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the
23

Notes to Financial Statements (unaudited) - continued
issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,150,356,742	$—	$—	$2,150,356,742
Mutual Funds	23,906,709	—	—	23,906,709
Total	$2,174,263,451	$—	$—	$2,174,263,451
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
24

Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were written options. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At February 28, 2021, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2021 as reported in the Statement of Operations:
Risk	Written Options
Equity	$1,392,308
There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
25

Notes to Financial Statements (unaudited) - continued
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2021, this expense amounted to $100,591. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At February 28, 2021, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans
26

Notes to Financial Statements (unaudited) - continued
can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $518,339. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $546,617 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Long-term capital gains	$27,686,049
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$1,039,536,106
Gross appreciation	1,141,505,408
Gross depreciation	(6,778,063)
Net unrealized appreciation (depreciation)	$1,134,727,345
As of 8/31/20
Undistributed long-term capital gain	96,706,208
Late year ordinary loss deferral	(7,224,943)
Net unrealized appreciation (depreciation)	1,102,779,592
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to
28

Notes to Financial Statements (unaudited) - continued
shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$39,988,461	$10,280,837
Class B	2,836,401	1,005,040
Class C	11,727,114	3,234,463
Class I	27,987,681	6,452,463
Class R1	660,107	145,838
Class R2	2,189,374	661,860
Class R3	6,034,105	1,720,727
Class R4	1,741,234	561,942
Class R6	16,050,561	3,622,879
Total	$109,215,038	$27,686,049
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $114,276, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $131,457 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 935,656
Class B	0.75%	0.25%	1.00%	1.00%	221,134
Class C	0.75%	0.25%	1.00%	1.00%	899,301
Class R1	0.75%	0.25%	1.00%	1.00%	50,831
Class R2	0.25%	0.25%	0.50%	0.50%	93,268
Class R3	—	0.25%	0.25%	0.25%	137,924
Total Distribution and Service Fees					$2,338,114
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2021, this rebate amounted to $615, $1, and $1 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$1,820
Class B	16,062
Class C	9,112
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $103,404, which equated to 0.0100% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $952,638.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $304,702. The sales transactions resulted in net realized gains (losses) of $140,415.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $59,685, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than short sales and short-term obligations, aggregated $387,253,765 and $407,743,336, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,311,491	$84,990,797	3,196,679	$156,383,415
Class B	10,699	569,138	30,703	1,352,228
Class C	263,321	14,182,919	735,408	30,781,466
Class I	1,342,430	93,546,305	3,724,439	197,807,902
Class R1	40,757	2,212,179	81,262	3,502,677
Class R2	133,898	8,201,486	289,424	13,574,856
Class R3	372,315	24,064,154	870,221	43,148,754
Class R4	118,396	8,065,880	278,627	14,023,378
Class R6	1,147,838	80,937,143	2,345,670	126,956,140
	4,741,145	$316,770,001	11,552,433	$587,530,816
Shares issued to shareholders in reinvestment of distributions
Class A	606,823	$38,788,111	219,633	$9,997,680
Class B	52,636	2,802,337	25,706	992,506
Class C	208,877	11,093,450	77,734	2,994,325
Class I	364,594	25,233,552	115,169	5,640,993
Class R1	12,421	658,166	3,780	145,294
Class R2	35,971	2,165,483	14,422	621,865
Class R3	94,475	6,034,105	37,818	1,720,727
Class R4	22,758	1,529,365	10,015	476,930
Class R6	194,133	13,560,203	60,950	3,008,484
	1,592,688	$101,864,772	565,227	$25,598,804
Shares reacquired
Class A	(1,407,658)	$(90,726,202)	(2,473,623)	$(120,310,091)
Class B	(126,024)	(6,854,488)	(286,793)	(11,801,503)
Class C	(510,637)	(27,651,583)	(840,060)	(34,586,669)
Class I	(1,464,222)	(101,746,943)	(2,383,943)	(124,283,773)
Class R1	(36,125)	(1,946,517)	(54,104)	(2,240,801)
Class R2	(197,653)	(11,997,088)	(367,286)	(17,088,110)
Class R3	(417,289)	(26,850,646)	(1,008,479)	(48,431,980)
Class R4	(85,570)	(5,777,737)	(352,031)	(18,578,859)
Class R6	(767,408)	(53,885,144)	(1,400,790)	(73,617,867)
	(5,012,586)	$(327,436,348)	(9,167,109)	$(450,939,653)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	510,656	$33,052,706	942,689	$46,071,004
Class B	(62,689)	(3,483,013)	(230,384)	(9,456,769)
Class C	(38,439)	(2,375,214)	(26,918)	(810,878)
Class I	242,802	17,032,914	1,455,665	79,165,122
Class R1	17,053	923,828	30,938	1,407,170
Class R2	(27,784)	(1,630,119)	(63,440)	(2,891,389)
Class R3	49,501	3,247,613	(100,440)	(3,562,499)
Class R4	55,584	3,817,508	(63,389)	(4,078,551)
Class R6	574,563	40,612,202	1,005,830	56,346,757
	1,321,247	$91,198,425	2,950,551	$162,189,967
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $4,068 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,944,270	$140,576,132	$155,613,693	$—	$—	$23,906,709
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,349	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  U.S. Government Cash Reserve Fund
LMM-SEM

MFS® U.S. Government Cash Reserve Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	57.3%
A-1	42.7%
Other Assets Less Liabilities (o)	0.0%
Maturity breakdown (u)
0 - 7 days	29.2%
8 - 29 days	25.6%
30 - 59 days	33.0%
60 - 89 days	12.2%
Other Assets Less Liabilities (o)	0.0%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
B	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
C	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
I	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
R1	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
R2	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
R3	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
R4	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
R6	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
529A	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
529B	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
529C	Actual	0.08%	$1,000.00	$1,000.00	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.40	$0.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
4

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 78.4%
Federal Farm Credit Bank, 0.112%, due 3/16/2021	$ 6,597,000	$ 6,596,698
Federal Farm Credit Bank, 0.02%, due 3/23/2021	7,693,000	7,692,906
Federal Farm Credit Bank, 0.03%, due 4/01/2021	5,807,000	5,806,850
Federal Farm Credit Bank, 0.03%, due 4/12/2021	11,968,000	11,967,581
Federal Home Loan Bank, 0.015%, due 3/05/2021	5,349,000	5,348,991
Federal Home Loan Bank, 0.03%, due 4/09/2021	11,321,000	11,320,632
Federal Home Loan Bank, 0.035%, due 4/14/2021	4,132,000	4,131,823
Federal Home Loan Bank, 0.025%, due 4/21/2021	12,000,000	11,999,575
U.S. Treasury Bill, 0.071%, due 3/02/2021	8,413,000	8,412,984
U.S. Treasury Bill, 0.076%, due 3/04/2021	9,728,000	9,727,939
U.S. Treasury Bill, 0.074%, due 3/09/2021	10,027,000	10,026,839
U.S. Treasury Bill, 0.076%, due 3/11/2021	30,213,000	30,212,371
U.S. Treasury Bill, 0.02%, due 3/16/2021	12,856,000	12,855,893
U.S. Treasury Bill, 0.066%, due 3/18/2021	6,425,000	6,424,803
U.S. Treasury Bill, 0.071%, due 3/23/2021	4,500,000	4,499,808
U.S. Treasury Bill, 0.076%, due 4/06/2021	5,000,000	4,999,625
U.S. Treasury Bill, 0.076%, due 4/08/2021	9,977,000	9,976,210
U.S. Treasury Bill, 0.076%, due 4/13/2021	24,000,000	23,997,850
U.S. Treasury Bill, 0.056%, due 4/20/2021	6,150,000	6,149,530
U.S. Treasury Bill, 0.035%, due 4/22/2021	6,403,000	6,402,676
U.S. Treasury Bill, 0.035%, due 4/27/2021	4,380,000	4,379,757
U.S. Treasury Bill, 0.035%, due 5/04/2021	4,351,000	4,350,729
U.S. Treasury Bill, 0.02%, due 5/06/2021	14,259,000	14,258,477
U.S. Treasury Bill, 0.035%, due 5/06/2021	3,754,000	3,753,759
U.S. Treasury Bill, 0.03%, due 5/11/2021	9,351,000	9,350,447
U.S. Treasury Bill, 0.041%, due 5/18/2021	5,801,000	5,800,497
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$240,445,250
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Repurchase Agreements – 21.6%
Bank of America Corp. Repurchase Agreement, 0.01%,
dated 2/26/2021, due 3/01/2021, total to be recieved $31,113,028
(secured by U.S. Treasury obligations valued at
$33,869,632 in a jointly traded account)	$ 33,113,000	$ 33,113,000
JPMorgan Chase & Co. Repurchase Agreement, 0.01%, dated 2/26/2021, due 3/01/2021, total to be recieved $33,049,028 (secured by U.S. Treasury obligations valued at $33,710,008 in a jointly traded account)	33,049,000	33,049,000
Total Repurchase Agreements, at Cost and Value		$ 66,162,000
Other Assets, Less Liabilities – 0.0%		94,047
Net Assets – 100.0%		$306,701,297

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$240,445,250
Investments in unaffiliated repurchase agreements, at cost and value	66,162,000
Cash	360
Receivables for
Fund shares sold	433,947
Interest	55
Receivable from investment adviser and distributor	87,426
Other assets	10,072
Total assets	$307,139,110
Liabilities
Payables for
Fund shares reacquired	$304,683
Payable to affiliates
Administrative services fee	539
Shareholder servicing costs	89,124
Program manager fees	204
Payable for independent Trustees' compensation	4,743
Accrued expenses and other liabilities	38,520
Total liabilities	$437,813
Net assets	$306,701,297
Net assets consist of
Paid-in capital	$306,705,686
Total distributable earnings (loss)	(4,389)
Net assets	$306,701,297
Shares of beneficial interest outstanding	306,931,204
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share
Class A	$156,529,943	156,647,310	$1.00
Class B	9,779,349	9,786,774	1.00
Class C	25,662,941	25,682,528	1.00
Class I	13,917,831	13,928,508	1.00
Class R1	9,524,216	9,531,282	1.00
Class R2	30,950,552	30,973,561	1.00
Class R3	20,407,114	20,422,260	1.00
Class R4	2,692,909	2,694,910	1.00
Class R6	112,669	112,753	1.00
Class 529A	29,899,198	29,921,316	1.00
Class 529B	260,041	260,235	1.00
Class 529C	6,964,534	6,969,767	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$118,059
Other	1,458
Total investment income	$119,517
Expenses
Management fee	$623,243
Distribution and service fees	627,825
Shareholder servicing costs	238,605
Program manager fees	9,327
Administrative services fee	24,981
Independent Trustees' compensation	3,965
Custodian fee	10,561
Shareholder communications	8,461
Audit and tax fees	19,815
Legal fees	1,244
Registration fees	76,897
Miscellaneous	20,277
Total expenses	$1,665,201
Reduction of expenses by investment adviser and distributor	(1,545,684)
Net expenses	$119,517
Net investment income (loss)	$0
Change in net assets from operations	$0
See Notes to Financial Statements
9

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$0	$1,106,667
Net realized gain (loss)	—	100
Change in net assets from operations	$0	$1,106,767
Total distributions to shareholders	$—	$(1,106,667)
Change in net assets from fund share transactions	$4,963,510	$89,527,043
Total change in net assets	$4,963,510	$89,527,143
Net assets
At beginning of period	301,737,787	212,210,644
At end of period	$306,701,297	$301,737,787
See Notes to Financial Statements
10

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.58	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.96	0.98	0.94	0.91(c)	0.91
Expenses after expense reductions (f)	0.08(a)	0.44	0.72	0.68	0.50(c)	0.23
Net investment income (loss)	0.00(a)	0.44	1.57	0.76	0.08(c)	0.00
Net assets at end of period (000 omitted)	$156,530	$140,426	$99,511	$100,463	$105,859	$120,740
See Notes to Financial Statements
11

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.58	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.71	1.73	1.69	1.66(c)	1.66
Expenses after expense reductions (f)	0.08(a)	0.47	0.72	0.68	0.51(c)	0.23
Net investment income (loss)	0.00(a)	0.49	1.57	0.72	0.07(c)	0.00
Net assets at end of period (000 omitted)	$9,779	$9,528	$8,977	$11,664	$17,338	$18,096
See Notes to Financial Statements
12

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.58	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.71	1.73	1.69	1.66(c)	1.66
Expenses after expense reductions (f)	0.08(a)	0.40	0.72	0.68	0.50(c)	0.24
Net investment income (loss)	0.00(a)	0.37	1.57	0.68	0.07(c)	0.00
Net assets at end of period (000 omitted)	$25,663	$34,508	$19,438	$18,451	$38,458	$48,749
See Notes to Financial Statements
13

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)
Total from investment operations	$0.00	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.69	0.73(a)
Expenses after expense reductions (f)	0.08(a)	0.23	0.72(a)
Net investment income (loss)	0.00(a)	0.06	1.60(a)
Net assets at end of period (000 omitted)	$13,918	$9,797	$56

Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.57	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.71	1.73	1.69	1.66(c)	1.66
Expenses after expense reductions (f)	0.08(a)	0.47	0.72	0.68	0.50(c)	0.23
Net investment income (loss)	0.00(a)	0.48	1.57	0.72	0.07(c)	0.00
Net assets at end of period (000 omitted)	$9,524	$9,209	$7,610	$8,305	$12,236	$14,569
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.01	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.57	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.21	1.23	1.19	1.16(c)	1.16
Expenses after expense reductions (f)	0.08(a)	0.48	0.72	0.68	0.51(c)	0.23
Net investment income (loss)	0.00(a)	0.51	1.57	0.73	0.08(c)	0.00
Net assets at end of period (000 omitted)	$30,951	$33,676	$31,672	$34,993	$48,184	$51,537
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.57	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.96	0.98	0.94	0.91(c)	0.91
Expenses after expense reductions (f)	0.08(a)	0.44	0.72	0.68	0.51(c)	0.23
Net investment income (loss)	0.00(a)	0.44	1.55	0.73	0.08(c)	0.00
Net assets at end of period (000 omitted)	$20,407	$24,536	$16,471	$26,227	$35,196	$37,650
See Notes to Financial Statements
16

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.01	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.54	1.57	0.76	0.08(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.71	0.73	0.69	0.67(c)	0.66
Expenses after expense reductions (f)	0.08(a)	0.49	0.72	0.68	0.52(c)	0.23
Net investment income (loss)	0.00(a)	0.54	1.57	0.74	0.08(c)	0.00
Net assets at end of period (000 omitted)	$2,693	$2,709	$2,676	$2,729	$3,250	$3,077
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)
Total from investment operations	$0.00	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.58	1.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.65	0.66(a)
Expenses after expense reductions (f)	0.08(a)	0.42	0.65(a)
Net investment income (loss)	0.00(a)	0.46	1.65(a)
Net assets at end of period (000 omitted)	$113	$113	$54

Class 529A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.51	1.53	0.71	0.06(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	1.01	1.03	1.00	1.01(c)	1.00
Expenses after expense reductions (f)	0.08(a)	0.47	0.77	0.73	0.53(c)	0.23
Net investment income (loss)	0.00(a)	0.44	1.52	0.73	0.06(c)	0.00
Net assets at end of period (000 omitted)	$29,899	$28,695	$19,061	$15,197	$13,208	$12,841
See Notes to Financial Statements
18

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.01	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.01	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.51	1.53	0.71	0.06(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.76	1.78	1.75	1.76(c)	1.76
Expenses after expense reductions (f)	0.08(a)	0.53	0.77	0.73	0.53(c)	0.22
Net investment income (loss)	0.00(a)	0.53	1.51	0.71	0.06(c)	0.00
Net assets at end of period (000 omitted)	$260	$183	$247	$293	$348	$355
See Notes to Financial Statements
19

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(c)(w)	$0.00
Net realized and unrealized gain (loss)	—	0.00(w)	0.00(w)	—	(0.00)(w)	—
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00(n)	0.51	1.53	0.71	0.06(c)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.76	1.78	1.75	1.76(c)	1.76
Expenses after expense reductions (f)	0.08(a)	0.49	0.77	0.73	0.54(c)	0.24
Net investment income (loss)	0.00(a)	0.46	1.52	0.70	0.06(c)	0.00
Net assets at end of period (000 omitted)	$6,965	$8,360	$6,437	$6,419	$6,957	$6,728

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
21

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$306,607,250	$—	$306,607,250
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2021, the fund had investments in repurchase agreements with a gross value of $66,162,000. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
22

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2020, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$1,106,667
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$306,607,250
As of 8/31/20
Other temporary differences	(4,389)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A
23

Notes to Financial Statements (unaudited) - continued
and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$—	$526,766
Class B	—	46,026
Class C	—	96,350
Class I	—	1,357
Class R1	—	40,645
Class R2	—	160,346
Class R3	—	83,166
Class R4	—	14,581
Class R6	—	431
Class 529A	—	102,419
Class 529B	—	1,227
Class 529C	—	33,353
Total	$—	$1,106,667
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
During the six months ended February 28, 2021, MFS voluntarily waived receipt of $457,765 of the fund’s management fee in order to avoid a negative yield. For the six months ended February 28, 2021, this amount is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $17,286, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2021, these waivers had the effect of reducing the management fee by 0.30% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.10% of the fund’s average daily net assets.
In order to avoid a negative yield for the six months ended February 28, 2021, MFS voluntarily agreed to reduce certain other expenses in the amount of $101,508, which is included in the reduction of total expenses in the Statement of Operations.
24

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%	0.50%	0.50%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2021. For the six months ended February 28, 2021, this reduction amounted to $331,973, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 192,439
Class B	0.75%	0.25%	1.00%	0.00%	46,655
Class C	0.75%	0.25%	1.00%	0.00%	154,209
Class R1	0.75%	0.25%	1.00%	0.00%	48,920
Class R2	0.25%	0.25%	0.50%	0.00%	80,740
Class R3	—	0.25%	0.25%	0.00%	28,786
Class 529A	—	0.25%	0.25%	0.00%	36,820
Class 529B	0.75%	0.25%	1.00%	0.00%	1,140
Class 529C	0.75%	0.25%	1.00%	0.00%	38,116
Total Distribution and Service Fees					$627,825
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2021. These reductions, for the six months ended February 28,
25

Notes to Financial Statements (unaudited) - continued
2021, for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C amounted to $192,439, $46,655, $154,209, $48,920, $80,740, $28,786, $36,820, $1,140, and $38,116, respectively, and are included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$4,194
Class B	12,761
Class C	8,061
Class 529B	—
Class 529C	546
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. During the six months ended February 28, 2021, MFS voluntarily agreed to reduce the fund’s program manager fees in the amount of $9,327 in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. For the six months ended February 28, 2021, this amount is included in the reduction of total expenses in the Statements of Operations. This voluntary reduction had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to each of the Class 529A, Class 529B, and 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2021, was equivalent to an annual effective rate of 0.00% of average daily net assets attributable to each of the Class 529A, Class 529B, and 529C shares. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2021, were as follows:
	Fee	Waiver
Class 529A	$7,364	$7,634
Class 529B	57	57
Class 529C	1,906	1,906
Total Program Manager Fees and Waivers	$9,327	$9,327
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $87,131, which equated to 0.0559% annually of the fund's average daily net assets. MFSC also receives
26

Notes to Financial Statements (unaudited) - continued
reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $151,474.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.016% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $101 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,166 at February 28, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — At August 31, 2020, MFS held approximately 99% of the outstanding shares of Class R4.
27

Notes to Financial Statements (unaudited) - continued
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Shares sold
Class A	80,070,701	122,940,202
Class B	4,396,005	8,381,554
Class C	12,908,487	41,843,235
Class I	6,559,823	11,753,483
Class R1	5,488,095	4,897,312
Class R2	7,679,661	22,199,048
Class R3	3,218,124	17,768,905
Class R4	3,331	39,778
Class R6	220	64,875
Class 529A	8,593,920	20,385,658
Class 529B	116,810	141,050
Class 529C	2,445,030	6,623,904
	131,480,207	257,039,004
Shares issued to shareholders in reinvestment of distributions
Class A	—	511,320
Class B	—	43,246
Class C	—	92,098
Class I	—	1,248
Class R1	—	40,600
Class R2	—	160,346
Class R3	—	83,166
Class R4	—	14,581
Class R6	—	431
Class 529A	—	101,802
Class 529B	—	1,207
Class 529C	—	33,129
	—	1,083,174
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21	Year ended 8/31/20
Shares reacquired
Class A	(63,956,671)	(82,537,454)
Class B	(4,144,059)	(7,876,811)
Class C	(21,760,662)	(26,859,099)
Class I	(2,435,528)	(2,006,406)
Class R1	(5,172,316)	(3,341,014)
Class R2	(10,407,618)	(20,364,536)
Class R3	(7,350,287)	(9,786,066)
Class R4	(19,263)	(22,746)
Class R6	(216)	(7,061)
Class 529A	(7,389,195)	(10,851,883)
Class 529B	(39,712)	(206,442)
Class 529C	(3,841,170)	(4,735,617)
	(126,516,697)	(168,595,135)
Net change
Class A	16,114,030	40,914,068
Class B	251,946	547,989
Class C	(8,852,175)	15,076,234
Class I	4,124,295	9,748,325
Class R1	315,779	1,596,898
Class R2	(2,727,957)	1,994,858
Class R3	(4,132,163)	8,066,005
Class R4	(15,932)	31,613
Class R6	4	58,245
Class 529A	1,204,725	9,635,577
Class 529B	77,098	(64,185)
Class 529C	(1,396,140)	1,921,416
	4,963,510	89,527,043
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
Effective at the close of business on May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
29

Notes to Financial Statements (unaudited) - continued
the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $781 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
30

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
31

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Kansas City, MO 64105-1407

Semiannual Report
February 28, 2021
MFS®  Value Fund
EIF-SEM

MFS® Value Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand could fuel a surge in economic activity as coronavirus restrictions are eased. Because of this, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
April 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	4.8%
Johnson & Johnson	3.8%
Comcast Corp., “A”	3.3%
Medtronic PLC	2.9%
Honeywell International, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Accenture PLC, “A”	2.5%
Aon PLC	2.4%
Chubb Ltd.	2.2%
Cigna Corp.	2.2%
GICS equity sectors (g)
Financials	27.3%
Health Care	18.9%
Industrials	17.1%
Information Technology	10.6%
Consumer Staples	7.0%
Utilities	5.9%
Communication Services	3.7%
Materials	3.7%
Energy	2.4%
Consumer Discretionary	1.7%
Real Estate	0.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2020 through February 28, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/20	Ending Account Value 2/28/21	Expenses Paid During Period (p) 9/01/20-2/28/21
A	Actual	0.81%	$1,000.00	$1,126.16	$4.27
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
B	Actual	1.56%	$1,000.00	$1,121.82	$8.21
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
C	Actual	1.56%	$1,000.00	$1,121.86	$8.21
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
I	Actual	0.56%	$1,000.00	$1,127.48	$2.95
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
R1	Actual	1.56%	$1,000.00	$1,121.96	$8.21
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
R2	Actual	1.06%	$1,000.00	$1,124.67	$5.58
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R3	Actual	0.81%	$1,000.00	$1,125.95	$4.27
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
R4	Actual	0.56%	$1,000.00	$1,127.53	$2.95
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
R6	Actual	0.45%	$1,000.00	$1,128.16	$2.37
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
529A	Actual	0.83%	$1,000.00	$1,125.96	$4.38
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
529B	Actual	0.86%	$1,000.00	$1,125.93	$4.53
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
529C	Actual	1.61%	$1,000.00	$1,121.58	$8.47
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from September 1, 2020 through February 28, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.61%, $8.49, and $8.05 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the
4

Expense Table - continued
expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 6.0%
Honeywell International, Inc.	7,265,036	$ 1,470,080,035
Lockheed Martin Corp.	1,476,886	487,741,601
Northrop Grumman Corp.	3,482,478	1,015,699,533
Raytheon Technologies Corp.	5,042,406	363,002,808
		$3,336,523,977
Alcoholic Beverages – 1.4%
Diageo PLC	19,540,269	$ 765,661,053
Brokerage & Asset Managers – 3.2%
BlackRock, Inc.	1,098,700	$ 763,047,150
NASDAQ, Inc.	5,846,579	808,523,410
T. Rowe Price Group, Inc.	1,188,786	192,749,762
		$1,764,320,322
Business Services – 6.2%
Accenture PLC, “A”	5,528,524	$ 1,387,106,672
Equifax, Inc.	3,130,997	506,845,794
Fidelity National Information Services, Inc.	5,037,259	695,141,742
Fiserv, Inc. (a)	7,178,061	828,132,898
		$3,417,227,106
Cable TV – 3.3%
Comcast Corp., “A”	34,887,602	$ 1,839,274,377
Chemicals – 1.7%
PPG Industries, Inc.	6,793,344	$ 915,878,638
Construction – 3.3%
Masco Corp.	8,036,738	$ 427,715,197
Otis Worldwide Corp.	2,521,203	160,625,843
Sherwin-Williams Co.	898,647	611,385,500
Stanley Black & Decker, Inc.	3,642,743	636,897,186
		$1,836,623,726
Consumer Products – 2.2%
Colgate-Palmolive Co.	4,632,473	$ 348,361,970
International Flavors & Fragrances, Inc.	979,034	132,668,897
Kimberly-Clark Corp.	3,338,826	428,471,541
Reckitt Benckiser Group PLC	3,374,029	282,041,846
		$1,191,544,254
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.3%
Johnson Controls International PLC	13,021,923	$ 726,493,084
Electronics – 5.3%
Analog Devices, Inc.	2,853,783	$ 444,676,467
Intel Corp.	9,069,539	551,246,580
NXP Semiconductors N.V.	2,670,486	487,497,219
Texas Instruments, Inc.	8,523,009	1,468,258,761
		$2,951,679,027
Energy - Independent – 1.9%
ConocoPhillips	8,632,007	$ 448,950,684
EOG Resources, Inc.	4,533,428	292,678,112
Pioneer Natural Resources Co.	1,913,752	284,326,134
		$1,025,954,930
Energy - Integrated – 0.6%
Chevron Corp.	3,244,061	$ 324,406,100
Food & Beverages – 3.2%
Archer Daniels Midland Co.	6,321,812	$ 357,688,123
Danone S.A.	1,172,261	79,856,585
J.M. Smucker Co.	1,259,154	141,025,248
Nestle S.A.	8,228,697	859,370,324
PepsiCo, Inc.	2,668,377	344,727,624
		$1,782,667,904
Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (a)	1,557,666	$ 230,643,605
Health Maintenance Organizations – 2.2%
Cigna Corp.	5,725,900	$ 1,201,866,410
Insurance – 8.8%
Aon PLC	5,938,266	$ 1,352,202,551
Chubb Ltd.	7,556,110	1,228,472,364
Marsh & McLennan Cos., Inc.	8,693,257	1,001,637,072
Progressive Corp.	4,329,241	372,098,264
Travelers Cos., Inc.	6,277,677	913,402,003
		$4,867,812,254
Machinery & Tools – 4.4%
Eaton Corp. PLC	6,725,410	$ 875,581,128
Illinois Tool Works, Inc.	4,694,200	949,073,356
Trane Technologies PLC	4,124,986	632,112,855
		$2,456,767,339
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 8.8%
Goldman Sachs Group, Inc.	2,767,379	$ 884,122,243
JPMorgan Chase & Co.	17,982,718	2,646,516,608
Morgan Stanley	7,851,668	603,557,719
PNC Financial Services Group, Inc.	4,266,928	718,379,998
		$4,852,576,568
Medical & Health Technology & Services – 0.9%
McKesson Corp.	2,897,922	$ 491,255,737
Medical Equipment – 9.0%
Abbott Laboratories	7,702,728	$ 922,632,760
Boston Scientific Corp. (a)	14,370,458	557,286,361
Danaher Corp.	4,147,532	911,088,354
Medtronic PLC	13,533,093	1,582,965,888
Thermo Fisher Scientific, Inc.	2,239,406	1,007,911,853
		$4,981,885,216
Other Banks & Diversified Financials – 6.6%
American Express Co.	5,363,048	$ 725,405,873
Citigroup, Inc.	17,976,275	1,184,276,997
Moody's Corp.	1,053,318	289,546,585
Truist Financial Corp.	10,025,842	571,071,960
U.S. Bancorp	17,092,042	854,602,100
		$3,624,903,515
Pharmaceuticals – 6.9%
Johnson & Johnson	13,342,936	$ 2,114,321,638
Merck & Co., Inc.	8,557,209	621,424,518
Pfizer, Inc.	24,340,052	815,148,341
Roche Holding AG	739,619	242,257,441
		$3,793,151,938
Railroad & Shipping – 2.1%
Canadian National Railway Co.	3,224,776	$ 352,532,512
Union Pacific Corp.	4,052,431	834,638,689
		$1,187,171,201
Real Estate – 0.4%
Public Storage, Inc., REIT	833,539	$ 194,998,114
Specialty Chemicals – 0.6%
DuPont de Nemours, Inc.	5,125,778	$ 360,444,709
Specialty Stores – 1.2%
Lowe's Cos., Inc.	4,267,231	$ 681,690,152
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.4%
Verizon Communications, Inc.	4,064,263	$ 224,753,744
Tobacco – 0.5%
Philip Morris International, Inc.	3,164,047	$ 265,843,229
Utilities - Electric Power – 5.9%
American Electric Power Co., Inc.	5,182,839	$ 387,935,499
Dominion Energy, Inc.	8,727,177	596,240,733
Duke Energy Corp.	13,054,233	1,117,311,803
Southern Co.	16,156,464	916,394,638
Xcel Energy, Inc.	4,544,843	266,282,351
		$3,284,165,024
Total Common Stocks (Identified Cost, $30,772,897,357)		$54,578,183,253
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.07% (v) (Identified Cost, $563,551,714)	563,551,714	$ 563,551,714
Other Assets, Less Liabilities – 0.3%		170,080,882
Net Assets – 100.0%		$55,311,815,849

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $563,551,714 and $54,578,183,253, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $30,772,897,357)	$54,578,183,253
Investments in affiliated issuers, at value (identified cost, $563,551,714)	563,551,714
Cash	89
Receivables for
Investments sold	237,502,120
Fund shares sold	114,780,871
Interest and dividends	133,312,436
Other assets	172,194
Total assets	$55,627,502,677
Liabilities
Payables for
Investments purchased	$244,466,212
Fund shares reacquired	56,020,678
Payable to affiliates
Investment adviser	2,642,721
Administrative services fee	5,871
Shareholder servicing costs	10,675,642
Distribution and service fees	360,975
Program manager fees	206
Payable for independent Trustees' compensation	16,464
Accrued expenses and other liabilities	1,498,059
Total liabilities	$315,686,828
Net assets	$55,311,815,849
Net assets consist of
Paid-in capital	$31,083,624,812
Total distributable earnings (loss)	24,228,191,037
Net assets	$55,311,815,849
Shares of beneficial interest outstanding	1,207,169,148
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,223,246,323	158,001,284	$45.72
Class B	52,426,260	1,151,913	45.51
Class C	617,184,771	13,669,394	45.15
Class I	23,564,890,838	512,266,993	46.00
Class R1	20,306,737	453,754	44.75
Class R2	385,009,692	8,515,659	45.21
Class R3	2,210,767,578	48,563,545	45.52
Class R4	2,476,624,027	54,169,819	45.72
Class R6	18,724,358,201	409,558,317	45.72
Class 529A	32,669,284	721,220	45.30
Class 529B	486,488	10,856	44.81
Class 529C	3,845,650	86,394	44.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $48.51 [100 / 94.25 x $45.72] and $48.06 [100 / 94.25 x $45.30], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$537,234,697
Other	243,020
Dividends from affiliated issuers	230,810
Income on securities loaned	712
Foreign taxes withheld	(1,179,891)
Total investment income	$536,529,348
Expenses
Management fee	$115,669,155
Distribution and service fees	15,542,338
Shareholder servicing costs	19,804,062
Program manager fees	8,589
Administrative services fee	268,128
Independent Trustees' compensation	81,765
Custodian fee	353,088
Shareholder communications	856,511
Audit and tax fees	84,617
Legal fees	194,353
Miscellaneous	659,047
Total expenses	$153,521,653
Reduction of expenses by investment adviser and distributor	(2,868,479)
Net expenses	$150,653,174
Net investment income (loss)	$385,876,174
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$404,539,923
Foreign currency	(337,348)
Net realized gain (loss)	$404,202,575
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,449,230,712
Translation of assets and liabilities in foreign currencies	(569,525)
Net unrealized gain (loss)	$5,448,661,187
Net realized and unrealized gain (loss)	$5,852,863,762
Change in net assets from operations	$6,238,739,936
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20
Change in net assets
From operations
Net investment income (loss)	$385,876,174	$844,373,433
Net realized gain (loss)	404,202,575	690,082,416
Net unrealized gain (loss)	5,448,661,187	102,621,554
Change in net assets from operations	$6,238,739,936	$1,637,077,403
Total distributions to shareholders	$(953,319,852)	$(1,492,986,929)
Change in net assets from fund share transactions	$901,322,241	$1,196,891,687
Total change in net assets	$6,186,742,325	$1,340,982,161
Net assets
At beginning of period	49,125,073,524	47,784,091,363
At end of period	$55,311,815,849	$49,125,073,524
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.31	$41.31	$40.82	$39.00	$35.93	$33.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.63	$0.79	$0.59	$0.66(c)	$0.54
Net realized and unrealized gain (loss)	4.90	0.57	1.03	3.04	3.65	3.81
Total from investment operations	$5.17	$1.20	$1.82	$3.63	$4.31	$4.35
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.65)	$(0.79)	$(0.60)	$(0.62)	$(0.56)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.76)	$(1.20)	$(1.33)	$(1.81)	$(1.24)	$(1.80)
Net asset value, end of period (x)	$45.72	$41.31	$41.31	$40.82	$39.00	$35.93
Total return (%) (r)(s)(t)(x)	12.62(n)	2.93	4.85	9.42	12.24(c)	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.83	0.82	0.86(c)	0.90
Expenses after expense reductions (f)	0.81(a)	0.82	0.82	0.81	0.84(c)	0.86
Net investment income (loss)	1.27(a)	1.56	2.00	1.46	1.77(c)	1.60
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$7,223,246	$6,460,837	$6,520,132	$6,736,296	$6,344,965	$9,033,842
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.12	$41.09	$40.59	$38.76	$35.72	$33.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.32	$0.49	$0.28	$0.37(c)	$0.28
Net realized and unrealized gain (loss)	4.88	0.58	1.03	3.04	3.64	3.79
Total from investment operations	$4.99	$0.90	$1.52	$3.32	$4.01	$4.07
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.32)	$(0.48)	$(0.28)	$(0.35)	$(0.30)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.60)	$(0.87)	$(1.02)	$(1.49)	$(0.97)	$(1.54)
Net asset value, end of period (x)	$45.51	$41.12	$41.09	$40.59	$38.76	$35.72
Total return (%) (r)(s)(t)(x)	12.18(n)	2.15	4.08	8.62	11.40(c)	12.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.58	1.58	1.57	1.61(c)	1.65
Expenses after expense reductions (f)	1.56(a)	1.56	1.57	1.56	1.59(c)	1.61
Net investment income (loss)	0.52(a)	0.79	1.24	0.71	0.99(c)	0.85
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$52,426	$55,897	$84,737	$111,494	$137,361	$154,742
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.80	$40.80	$40.31	$38.52	$35.50	$33.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.32	$0.49	$0.28	$0.37(c)	$0.28
Net realized and unrealized gain (loss)	4.84	0.56	1.03	3.01	3.62	3.77
Total from investment operations	$4.95	$0.88	$1.52	$3.29	$3.99	$4.05
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.33)	$(0.49)	$(0.29)	$(0.35)	$(0.31)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.60)	$(0.88)	$(1.03)	$(1.50)	$(0.97)	$(1.55)
Net asset value, end of period (x)	$45.15	$40.80	$40.80	$40.31	$38.52	$35.50
Total return (%) (r)(s)(t)(x)	12.19(n)	2.14	4.10	8.58	11.43(c)	12.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.58	1.58	1.57	1.61(c)	1.65
Expenses after expense reductions (f)	1.56(a)	1.57	1.57	1.56	1.59(c)	1.61
Net investment income (loss)	0.52(a)	0.80	1.24	0.71	0.99(c)	0.85
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$617,185	$650,697	$881,020	$1,050,477	$1,389,685	$1,538,605
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.56	$41.56	$41.06	$39.22	$36.13	$33.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.74	$0.90	$0.70	$0.74(c)	$0.63
Net realized and unrealized gain (loss)	4.92	0.56	1.02	3.05	3.70	3.82
Total from investment operations	$5.25	$1.30	$1.92	$3.75	$4.44	$4.45
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.75)	$(0.88)	$(0.70)	$(0.73)	$(0.64)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.81)	$(1.30)	$(1.42)	$(1.91)	$(1.35)	$(1.88)
Net asset value, end of period (x)	$46.00	$41.56	$41.56	$41.06	$39.22	$36.13
Total return (%) (r)(s)(t)(x)	12.75(n)	3.18	5.11	9.69	12.54(c)	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.58	0.58	0.57	0.61(c)	0.65
Expenses after expense reductions (f)	0.56(a)	0.57	0.57	0.57	0.59(c)	0.61
Net investment income (loss)	1.52(a)	1.81	2.25	1.72	1.98(c)	1.84
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$23,564,891	$21,027,882	$20,076,773	$20,727,676	$19,624,016	$17,134,836
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.45	$40.47	$40.01	$38.25	$35.27	$32.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.32	$0.48	$0.28	$0.36(c)	$0.28
Net realized and unrealized gain (loss)	4.80	0.55	1.02	2.99	3.60	3.74
Total from investment operations	$4.91	$0.87	$1.50	$3.27	$3.96	$4.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.34)	$(0.50)	$(0.30)	$(0.36)	$(0.30)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.61)	$(0.89)	$(1.04)	$(1.51)	$(0.98)	$(1.54)
Net asset value, end of period (x)	$44.75	$40.45	$40.47	$40.01	$38.25	$35.27
Total return (%) (r)(s)(t)(x)	12.20(n)	2.13	4.08	8.61	11.40(c)	12.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.58	1.58	1.57	1.61(c)	1.65
Expenses after expense reductions (f)	1.56(a)	1.57	1.57	1.56	1.59(c)	1.61
Net investment income (loss)	0.52(a)	0.80	1.24	0.72	0.99(c)	0.85
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$20,307	$18,914	$21,820	$24,791	$26,663	$27,096
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.86	$40.87	$40.39	$38.60	$35.59	$33.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.52	$0.68	$0.48	$0.55(c)	$0.45
Net realized and unrealized gain (loss)	4.84	0.56	1.03	3.02	3.62	3.78
Total from investment operations	$5.06	$1.08	$1.71	$3.50	$4.17	$4.23
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.54)	$(0.69)	$(0.50)	$(0.54)	$(0.48)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.71)	$(1.09)	$(1.23)	$(1.71)	$(1.16)	$(1.72)
Net asset value, end of period (x)	$45.21	$40.86	$40.87	$40.39	$38.60	$35.59
Total return (%) (r)(s)(t)(x)	12.47(n)	2.66	4.60	9.15	11.95(c)	13.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.08	1.07	1.11(c)	1.15
Expenses after expense reductions (f)	1.06(a)	1.07	1.07	1.07	1.09(c)	1.11
Net investment income (loss)	1.02(a)	1.30	1.73	1.21	1.49(c)	1.35
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$385,010	$359,598	$437,221	$550,200	$614,044	$567,665
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.14	$41.15	$40.66	$38.85	$35.81	$33.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.63	$0.79	$0.59	$0.65(c)	$0.54
Net realized and unrealized gain (loss)	4.87	0.56	1.03	3.03	3.64	3.79
Total from investment operations	$5.14	$1.19	$1.82	$3.62	$4.29	$4.33
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.65)	$(0.79)	$(0.60)	$(0.63)	$(0.56)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.76)	$(1.20)	$(1.33)	$(1.81)	$(1.25)	$(1.80)
Net asset value, end of period (x)	$45.52	$41.14	$41.15	$40.66	$38.85	$35.81
Total return (%) (r)(s)(t)(x)	12.59(n)	2.92	4.87	9.43	12.23(c)	13.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.83	0.82	0.86(c)	0.90
Expenses after expense reductions (f)	0.81(a)	0.82	0.82	0.82	0.84(c)	0.86
Net investment income (loss)	1.27(a)	1.56	1.99	1.47	1.74(c)	1.60
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$2,210,768	$2,036,093	$2,096,743	$2,259,562	$2,030,023	$1,903,910
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.31	$41.32	$40.82	$39.00	$35.94	$33.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.73	$0.89	$0.69	$0.74(c)	$0.62
Net realized and unrealized gain (loss)	4.89	0.56	1.03	3.04	3.67	3.80
Total from investment operations	$5.22	$1.29	$1.92	$3.73	$4.41	$4.42
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.75)	$(0.88)	$(0.70)	$(0.73)	$(0.64)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.81)	$(1.30)	$(1.42)	$(1.91)	$(1.35)	$(1.88)
Net asset value, end of period (x)	$45.72	$41.31	$41.32	$40.82	$39.00	$35.94
Total return (%) (r)(s)(t)(x)	12.75(n)	3.17	5.14	9.70	12.52(c)	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.58	0.58	0.57	0.61(c)	0.65
Expenses after expense reductions (f)	0.56(a)	0.57	0.57	0.57	0.59(c)	0.61
Net investment income (loss)	1.52(a)	1.80	2.24	1.72	1.99(c)	1.85
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$2,476,624	$2,323,830	$2,916,674	$3,201,331	$3,060,883	$3,233,421
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$41.31	$41.32	$40.83	$39.01	$35.94	$33.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.78	$0.93	$0.73	$0.76(c)	$0.66
Net realized and unrealized gain (loss)	4.89	0.55	1.02	3.04	3.69	3.80
Total from investment operations	$5.24	$1.33	$1.95	$3.77	$4.45	$4.46
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.79)	$(0.92)	$(0.74)	$(0.76)	$(0.68)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.83)	$(1.34)	$(1.46)	$(1.95)	$(1.38)	$(1.92)
Net asset value, end of period (x)	$45.72	$41.31	$41.32	$40.83	$39.01	$35.94
Total return (%) (r)(s)(t)(x)	12.82(n)	3.29	5.22	9.81	12.66(c)	13.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.47	0.48	0.47	0.51(c)	0.54
Expenses after expense reductions (f)	0.45(a)	0.46	0.47	0.47	0.49(c)	0.50
Net investment income (loss)	1.63(a)	1.92	2.35	1.83	2.04(c)	1.95
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$18,724,358	$16,158,507	$14,716,194	$13,941,823	$10,957,734	$6,218,954
See Notes to Financial Statements
22

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.94	$40.96	$40.48	$38.69	$35.67	$33.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.62	$0.78	$0.58	$0.63(c)	$0.53
Net realized and unrealized gain (loss)	4.85	0.55	1.02	3.02	3.64	3.79
Total from investment operations	$5.12	$1.17	$1.80	$3.60	$4.27	$4.32
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.64)	$(0.78)	$(0.60)	$(0.63)	$(0.56)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.76)	$(1.19)	$(1.32)	$(1.81)	$(1.25)	$(1.80)
Net asset value, end of period (x)	$45.30	$40.94	$40.96	$40.48	$38.69	$35.67
Total return (%) (r)(s)(t)(x)	12.60(n)	2.89	4.85	9.40	12.21(c)	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.88	0.88	0.89	0.96(c)	1.00
Expenses after expense reductions (f)	0.83(a)	0.84	0.84	0.83	0.85(c)	0.86
Net investment income (loss)	1.24(a)	1.54	1.98	1.45	1.71(c)	1.59
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$32,669	$28,038	$27,149	$25,416	$22,490	$18,625
See Notes to Financial Statements
23

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.50	$40.46	$40.05	$38.23	$35.27	$32.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.57	$0.63	$0.43	$0.47(c)	$0.29
Net realized and unrealized gain (loss)	4.80	0.55	1.00	3.00	3.61	3.73
Total from investment operations	$5.06	$1.12	$1.63	$3.43	$4.08	$4.02
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.53)	$(0.68)	$(0.40)	$(0.50)	$(0.29)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.75)	$(1.08)	$(1.22)	$(1.61)	$(1.12)	$(1.53)
Net asset value, end of period (x)	$44.81	$40.50	$40.46	$40.05	$38.23	$35.27
Total return (%) (r)(s)(t)(x)	12.59(n)	2.79	4.46	9.05	11.78(c)	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.95	1.22	1.22	1.34(c)	1.68
Expenses after expense reductions (f)	0.86(a)	0.94	1.20	1.19	1.26(c)	1.58
Net investment income (loss)	1.22(a)	1.42	1.61	1.10	1.28(c)	0.87
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$486	$474	$680	$835	$908	$941
See Notes to Financial Statements
24

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	2/28/21 (unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
Net asset value, beginning of period	$40.24	$40.26	$39.81	$38.07	$35.11	$32.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.30	$0.46	$0.26	$0.34(c)	$0.26
Net realized and unrealized gain (loss)	4.77	0.56	1.01	2.97	3.59	3.73
Total from investment operations	$4.87	$0.86	$1.47	$3.23	$3.93	$3.99
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.33)	$(0.48)	$(0.28)	$(0.35)	$(0.30)
From net realized gain	(0.47)	(0.55)	(0.54)	(1.21)	(0.62)	(1.24)
Total distributions declared to shareholders	$(0.60)	$(0.88)	$(1.02)	$(1.49)	$(0.97)	$(1.54)
Net asset value, end of period (x)	$44.51	$40.24	$40.26	$39.81	$38.07	$35.11
Total return (%) (r)(s)(t)(x)	12.16(n)	2.10	4.04	8.54	11.38(c)	12.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.63	1.63	1.64	1.71(c)	1.75
Expenses after expense reductions (f)	1.61(a)	1.62	1.61	1.61	1.63(c)	1.65
Net investment income (loss)	0.47(a)	0.76	1.19	0.67	0.93(c)	0.80
Portfolio turnover	5(n)	16	11	11	14	12
Net assets at end of period (000 omitted)	$3,846	$4,308	$4,947	$5,320	$5,924	$5,381

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
26

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
27

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$54,578,183,253	$—	$—	$54,578,183,253
Mutual Funds	563,551,714	—	—	563,551,714
Total	$55,141,734,967	$—	$—	$55,141,734,967
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from
28

Notes to Financial Statements (unaudited) - continued
securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
29

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/20
Ordinary income (including any short-term capital gains)	$856,724,783
Long-term capital gains	636,262,146
Total distributions	$1,492,986,929
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/21
Cost of investments	$31,471,621,401
Gross appreciation	23,887,610,208
Gross depreciation	(217,496,642)
Net unrealized appreciation (depreciation)	$23,670,113,566
As of 8/31/20
Undistributed ordinary income	132,043,074
Undistributed long-term capital gain	553,610,938
Other temporary differences	2,246,090
Net unrealized appreciation (depreciation)	18,254,870,581
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. In addition, Class C and Class 529C shares will convert to Class A and Class
30

Notes to Financial Statements (unaudited) - continued
529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/21	Year ended 8/31/20
Class A	$117,269,058	$189,343,734
Class B	735,663	1,608,077
Class C	9,037,579	18,063,688
Class I	407,280,021	633,742,213
Class R1	273,150	439,617
Class R2	5,978,699	10,736,209
Class R3	36,841,800	61,144,148
Class R4	44,615,923	84,606,489
Class R6	330,703,257	492,370,052
Class 529A	514,145	806,572
Class 529B	8,733	16,333
Class 529C	61,824	109,797
Total	$953,319,852	$1,492,986,929
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended February 28, 2021, this management fee reduction amounted to $2,862,314, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $483,156 and $6,674 for the six months ended February 28, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
31

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,431,907
Class B	0.75%	0.25%	1.00%	1.00%	268,091
Class C	0.75%	0.25%	1.00%	1.00%	3,160,168
Class R1	0.75%	0.25%	1.00%	1.00%	96,482
Class R2	0.25%	0.25%	0.50%	0.50%	911,592
Class R3	—	0.25%	0.25%	0.25%	2,615,668
Class 529A	—	0.25%	0.25%	0.22%	37,179
Class 529B	0.75%	0.25%	1.00%	0.25%	606
Class 529C	0.75%	0.25%	1.00%	1.00%	20,645
Total Distribution and Service Fees					$15,542,338
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2021, this rebate amounted to $1,475, $14, $61, $511, $162, $3,920, $4, and $18 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of
32

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2021, were as follows:
Amount
Class A	$30,180
Class B	27,440
Class C	25,597
Class 529B	—
Class 529C	14
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2021, were as follows:
Fee
Class 529A	$7,436
Class 529B	121
Class 529C	1,032
Total Program Manager Fees	$8,589
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2021, the fee was $689,225, which equated to 0.0027% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,114,837.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2021 was equivalent to an annual effective rate of 0.0010% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
33

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $309,928 and $20,210,842, respectively. The sales transactions resulted in net realized gains (losses) of $7,285,683.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2021, this reimbursement amounted to $237,436, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2021, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $2,465,736,138 and $2,476,429,174, respectively.
34

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,717,744	$641,263,926	32,179,921	$1,285,103,620
Class B	5,499	241,902	22,510	897,563
Class C	1,041,442	45,187,940	2,799,389	112,466,888
Class I	63,821,212	2,798,234,300	159,003,585	6,274,452,177
Class R1	39,433	1,676,774	104,875	4,045,352
Class R2	879,581	38,387,671	1,481,392	57,589,080
Class R3	4,767,358	207,741,906	11,752,487	470,050,248
Class R4	6,090,946	265,984,843	12,531,598	505,219,277
Class R6	51,314,722	2,239,227,772	101,124,110	4,019,606,531
Class 529A	66,550	2,903,140	114,245	4,545,442
Class 529B	211	8,522	560	23,732
Class 529C	5,347	227,349	21,415	869,914
	142,750,045	$6,241,086,045	321,136,087	$12,734,869,824
Shares issued to shareholders in reinvestment of distributions
Class A	2,157,105	$93,179,560	3,739,811	$154,518,285
Class B	15,702	683,501	35,655	1,507,926
Class C	174,985	7,562,555	322,796	13,469,315
Class I	7,626,708	330,644,331	12,287,552	507,551,608
Class R1	6,387	273,147	10,639	439,617
Class R2	138,522	5,934,471	254,474	10,485,129
Class R3	856,423	36,841,683	1,483,875	61,141,312
Class R4	1,007,807	43,398,302	1,995,590	82,542,335
Class R6	6,999,984	301,222,751	10,977,082	449,913,313
Class 529A	11,786	504,744	19,707	806,333
Class 529B	206	8,733	401	16,333
Class 529C	1,419	60,399	2,664	109,768
	18,997,034	$820,314,177	31,130,246	$1,282,501,274
35

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/21		Year ended 8/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(15,277,695)	$(660,979,348)	(37,330,996)	$(1,477,906,301)
Class B	(228,709)	(9,851,008)	(761,072)	(30,351,253)
Class C	(3,496,162)	(150,516,679)	(8,769,204)	(346,449,467)
Class I	(65,143,973)	(2,859,141,682)	(148,362,399)	(5,916,833,396)
Class R1	(59,612)	(2,511,063)	(187,211)	(7,418,840)
Class R2	(1,303,170)	(56,065,611)	(3,632,966)	(145,985,614)
Class R3	(6,555,496)	(283,964,634)	(14,697,138)	(591,558,514)
Class R4	(9,181,756)	(399,724,657)	(28,864,156)	(1,183,319,732)
Class R6	(39,908,045)	(1,734,297,852)	(77,068,491)	(3,114,431,826)
Class 529A	(41,954)	(1,798,671)	(111,934)	(4,441,918)
Class 529B	(1,255)	(54,246)	(6,068)	(244,380)
Class 529C	(27,436)	(1,172,530)	(39,904)	(1,538,170)
	(141,225,263)	$(6,160,077,981)	(319,831,539)	$(12,820,479,411)
Net change
Class A	1,597,154	$73,464,138	(1,411,264)	$(38,284,396)
Class B	(207,508)	(8,925,605)	(702,907)	(27,945,764)
Class C	(2,279,735)	(97,766,184)	(5,647,019)	(220,513,264)
Class I	6,303,947	269,736,949	22,928,738	865,170,389
Class R1	(13,792)	(561,142)	(71,697)	(2,933,871)
Class R2	(285,067)	(11,743,469)	(1,897,100)	(77,911,405)
Class R3	(931,715)	(39,381,045)	(1,460,776)	(60,366,954)
Class R4	(2,083,003)	(90,341,512)	(14,336,968)	(595,558,120)
Class R6	18,406,661	806,152,671	35,032,701	1,355,088,018
Class 529A	36,382	1,609,213	22,018	909,857
Class 529B	(838)	(36,991)	(5,107)	(204,315)
Class 529C	(20,670)	(884,782)	(15,825)	(558,488)
	20,521,816	$901,322,241	32,434,794	$1,196,891,687
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the
36

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2021, the fund’s commitment fee and interest expense were $111,750 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,394,733	$2,132,422,173	$2,257,265,192	$—	$—	$563,551,714

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$230,810	$—
(8) Redemptions In-Kind
On October 12, 2020, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $78,123,652. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $42,246,369 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
37

Notes to Financial Statements (unaudited) - continued
(9) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2021

*	Print name and title of each signing officer under his or her signature.